Vanguard Tax-Managed Funds(R)

December 31, 2002

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund
Vanguard Tax-Managed International Fund

The Vanguard Group(R)

Earning Your Trust Every Day

     The past two years brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


--John J. Brennan

Chairman and Chief Executive Officer

Summary

* In 2002, our returns ranged from -23.5% for Investor Shares in the Tax-Managed Capital Appreciation Fund to -7.1% for the Tax-Managed Balanced Fund.
* It was the third consecutive down year for stocks--and equities' worst calendar-year performance in a quarter-century.
* The stock market will eventually-- inevitably--recover. To prepare for the turnaround, it's best to make sure you have a balanced, diversified portfolio.


Contents

   1 Letter from the Chairman
   7 Fund Profiles
  14 Glossary of Investment Terms
  16 Performance Summaries
  21 Your Fund's After-Tax Returns
  22 Results of Proxy Voting
  24 Financial Statements
  47 Advantages of Vanguard.com

Letter from the Chairman

Fellow Shareholder,

In 2002, the Vanguard Tax-Managed Funds(R) recorded generally steep declines--Investor Shares in the Tax-Managed Capital Appreciation Fund were hit hardest, falling -23.5%--as the bear market in stocks continued for a third consecutive year. Despite a powerful fourth-quarter rally, stock prices fell further in 2002 than they had in any year since 1974. Municipal bonds, in stark contrast, delivered their third straight year of strong results, helping the Tax-Managed Balanced Fund (-7.1%) to sidestep most of the rout in equities.

---------------------------------------------------------------------
2002 Total Returns                                         Year Ended
                                                          December 31
---------------------------------------------------------------------
Vanguard(R)Tax-Managed Balanced Fund                            -7.1%
Average Balanced Fund*                                          -11.7
Balanced Composite Index**                                       -6.2

Vanguard(R) Tax-Managed Growth and Income Fund
Investor Shares                                                 -21.9%
Admiral Shares                                                  -21.9
Institutional Shares                                            -21.9
Average Large-Cap Core Fund*                                    -23.5
S&P 500 Index                                                   -22.1

Vanguard(R) Tax-Managed Capital Appreciation Fund
Investor Shares                                                 -23.5%
Admiral Shares                                                  -23.4
Institutional Shares                                            -23.4
Average Multi-Cap Core Fund*                                    -21.8
Russell 1000 Index                                              -21.7

Vanguard(R) Tax-Managed Small-Cap Fund
Investor Shares                                                 -14.4%
Institutional Shares                                            -14.4
Average Small-Cap Core Fund* -                                   18.2
S&P SmallCap 600 Index                                          -14.6

Vanguard(R) Tax-Managed International Fund
Investor Shares                                                 -15.6%
Institutional Shares                                            -15.5
Average International Fund*                                     -16.7
MSCI EAFE Index                                                 -15.9
---------------------------------------------------------------------
*Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.
**50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.


     The adjacent table shows the total returns for each of the Tax-Managed Funds' share classes and comparative standards--in each case, an unmanaged benchmark index and the fund's competitive peer group. The per-share components of the funds' returns appear on page 6.
     As you might expect in a dismal year for stocks, none of the funds distributed net capital gains during the year. We are proud of the funds' unblemished records of tax efficiency--none has ever distributed net capital gains--but we recognize that such efficiency is cold comfort at present. We thank our shareholders for maintaining their confidence in us during a remarkably difficult time in stock market history.

Amid Corporate Scandals, Stocks Fell for a Third Consecutive Year

Lawmakers, prosecutors, and securities-industry regulators ramped up their efforts to expose unethical and illegal business practices in 2002. As revelations of fraudulent accounting practices mounted--helping to push a handful of well-known companies into bankruptcy--some investors lost confidence in the financial markets. Economic uncertainty, the threat of terrorism, and the prospect of war with Iraq also weighed on the nation.
--------------------------------------------------------------------------------
Market Barometer                                    Average Annual Total Returns
                                                 Periods Ended December 31, 2002
                                                 -------------------------------
                                                 One         Three          Five
                                                Year         Years         Years
--------------------------------------------------------------------------------
Stocks
------
Russell 1000 Index (Large-caps)               -21.7%        -14.2%         -0.6%
Russell 2000 Index (Small-caps)               -20.5          -7.5          -1.4
Wilshire 5000 Index (Entire market)           -20.9         -14.4          -0.9
MSCI All Country World Index Free
  ex USA (International)                      -14.7         -16.4          -2.7

Bonds
-------
Lehman Aggregate Bond Index                    10.3%         10.1%          7.5%
  (Broad taxable market)
Lehman Municipal Bond Index                     9.6           8.8           6.1
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      1.7           3.9           4.3

CPI
------
Consumer Price Index                            2.4%          2.4%          2.3%
--------------------------------------------------------------------------------

     It was all too much for the stock market, which skidded -20.9% as measured by the Wilshire 5000 Total Market Index. Share prices declined -22.0%--dividends provided an offsetting income return of just 1.1%--making this bear market the longest since 1939-1941.
     Stocks of all kinds declined. Indeed, no market sector posted a positive return for the 12 months. Growth stocks--shares in companies that are expected to increase their earnings quickly--plunged -28.0%, according to the Russell 3000 Growth Index. Value stocks also proved disappointing: The Russell 3000 Value Index fell -15.2%.
     Sorted by market capitalization, the declines were more uniform. Large-cap stocks, as measured by the Russell 1000 Index, sank -21.7%. Small-caps (the Russell 2000 Index) dropped -20.5%.

The Economy Began to Grow Again, Slowly; Bonds Shone Once More

Although the stock market seemed oblivious, the recession of 2001 gave way to halting economic growth in 2002. The production of goods and services rebounded nicely in the first quarter, only to decelerate in the second quarter. This pattern reappeared in the second half of the year: The nation's real (inflation-adjusted) gross domestic

------------------------------
Admiral(TM) Shares
A lower-cost class of
shares available to
many longtime
shareholders and to
those with significant
investments in the fund.

Institutional Shares
This class of shares
also carries low expenses
and is available for a minimum
investment of $10 million.
------------------------------
product grew at an annual rate of 4.0% between July and September, but lackluster holiday sales restrained growth in the fourth quarter.
     Growth in corporate earnings remained sluggish. The companies in the Standard & Poor's 500 Index recorded combined quarterly per-share profits of $11-$12, well off their first-quarter 2000 peak of $16. As a result, business spending on new plants, equipment, and technology remained weak. Employers also trimmed their payrolls; in the fall, unemployment stood at 6%, an eight-year high.

----------
Technology stocks
were the worst
performers in 2002,
as tech companies
continued to work
through the excesses
of the late 1990s.
-----------

     Interest rates dropped, leading to a mortgage-refinancing boom that supported consumer spending. The yield of the 3-month Treasury bill fell 53 basis points (0.53 percentage point) to 1.19% as of December 31, while the yield of the 10-year Treasury note declined 124 basis points to 3.81%. The Lehman Brothers Aggregate Bond Index, which tracks the market for taxable investment-grade bonds, returned 10.3% for the year.

Once Again, Technology Stocks Led the Market--And Our Funds--Lower
Technology stocks were once again the worst--and most volatile--performers in 2002, as tech companies--and their investors--continued to work through the excesses of the late-1990s tech-stock bubble. Prices plunged as the sector's profits were crushed by corporate America's reluctance to spend heavily on new information technology. The sell-off was global: The tech stocks in both the large-cap Russell 1000 Index and the international Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, for example, plummeted -39%. The small-cap tech companies in the S&P SmallCap 600 Index shed -33% of their value.

     A substantial portion of each Tax-Managed Fund's decline in 2002 can be attributed to the tech meltdown. At the low end, tech stocks accounted for about 3 percentage points of the -15.6% decline in Investor Shares in the Tax-Managed International Fund. At the high end, they represented nearly 7 percentage points of the -23.5% decline for Investor Shares in the Tax-Managed Capital Appreciation Fund. As of December 31, tech stocks accounted for between 6% (Tax-Managed International Fund) and 15% (Tax-Managed Capital Appreciation Fund) of the five funds' individual assets. (Tech stocks accounted for 15% of the equity portion of the Tax-Managed Balanced Fund, but less than 7% of its net assets.) While the implosion of the sector has been painful for our shareholders, the weighting of tech stocks in each of our funds has been roughly halved in the last three years. At the end of 1999--near the top of the bull market--tech stocks made up 16%-31% of the funds' net assets. Today, the funds are more diversified than they have been in years.

     Consumer discretionary stocks, which tumbled on fears that debt-heavy consumers would soon have to rein in their borrowing and spending, were another big detractor from each fund's performance. Utilities stocks, including the beleaguered telecommunications companies, hampered the Tax-Managed Growth and Income Fund, the Balanced Fund, and the Capital Appreciation Fund. The Tax-Managed International Fund took its biggest hit in the financial sector, where it held 28% of its net assets, on average, during the year; the banks, insurers, and money managers in the EAFE Index fell -20%. The Tax-Managed
Small-Cap Fund suffered in part because it held 12% of its net assets, on average, in producer durables stocks, which lost more than -22% of their value. The diverse sector includes a number of high-tech companies.
     Compared with the average results of their peers, our funds held up relatively well. Four of the funds declined less than their competitors--two, the Tax-Managed Balanced and Small-Cap Funds, by significant margins--while the Tax-Managed Capital Appreciation Fund's Investor Shares fell 1.7 percentage points further than the average multi-cap core mutual fund, which has greater exposure to value stocks. Three of the five funds edged out their unmanaged indexes; the Tax-Managed Capital Appreciation and Balanced Funds lagged a bit.

--------------------------------------------------------------------------------
Total Returns                                         September 6, 1994, through
                                                              December 31, 2002*

                                                         Average  Final Value of
                                                          Annual       a $10,000
                                                          Return      Investment
                                                                         Initial
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund                                   8.3%        $19,339
Average Balanced Fund                                       7.0          17,585
Balanced Composite Index                                    8.4          19,621
Tax-Managed Growth and Income Fund
  Investor Shares                                           9.7%        $21,608
Average Large-Cap Core Fund                                 7.6          18,322
S&P 500 Index                                               9.7          21,522
Tax-Managed Capital
  Appreciation Fund
  Investor Shares                                           9.0%        $20,476
Average Multi-Cap Core Fund                                 8.0          19,029
Russell 1000 Index                                          9.6          21,356
Tax-Managed Small-Cap Fund
  Investor Shares                                           7.0%        $12,923
Average Small-Cap Core Fund                                 7.0          12,892
S&P SmallCap 600 Index                                      6.5          12,696
Tax-Managed International Fund
  Investor Shares                                          -10.9%        $6,776
Average International Fund                                 -10.4          6,907
MSCI EAFE Index                                            -10.9          6,778
--------------------------------------------------------------------------------
*Annualized returns since inception for the Small-Cap Fund (March 25, 1999) and the International Fund (August 17, 1999).


Since Their Inceptions, the Funds Have Performed Ably

Though an annual review of a fund's performance can be instructive, a fund's longer-term record is a more useful measure of its success. The adjacent table presents the returns of our Tax-Managed Funds since their inceptions, periods ranging from a little more than three years (for the Tax-Managed Small-Cap and International Funds) to more

------------------------
Over their lifetimes,
four of our funds have
provided solid absolute
returns and strong
results relative to
their peers and
benchmark indexes.
------------------------

than eight years (for the Tax-Managed Growth and Income, Capital Appreciation, and Balanced Funds). To date, four of the funds have provided both solid absolute returns and strong results relative to their peers and benchmark indexes. In its brief lifetime, the Tax-Managed International Fund has tested shareholders' commitment, declining steadily, albeit in line with its comparative measures.
     The past eight years saw a historic mix of stock market returns. In each year between 1995 and 1999, equities recorded double-digit gains. Many investors appeared convinced that increases in workers' productivity, aided by the development of the Internet and other high-tech resources, made stocks ever more valuable. But between 2000 and 2002, stocks amply demonstrated their risk. The net effect, for shareholders who've been invested throughout the lifetimes of the original Tax-Managed Funds: healthy average annual returns of 8.3%-9.7%. Of course, our future results are unpredictable. We do expect, however, that equities--and our funds--will continue to reward patient investors with positive long-term returns.
     One goal that all Vanguard funds pursue is superior long-term performance compared with competing funds. In this regard, the funds benefit from the excellent management provided by their adviser, Vanguard's Quantitative Equity Group. The funds also are aided greatly--especially over extended periods--by their low expense ratios (annualized expenses as a percentage of average net assets). The Investor Shares of the Tax-Managed Growth and Income and Capital Appreciation Funds had expense ratios of 0.17%, or $1.70 per $1,000 invested, in 2002--less than one-seventh the 1.41% and 1.38% charged, respectively, by the average large-cap and multi-cap core funds, according to Lipper Inc. (Admiral Shares in the funds had even lower expense ratios.) The other Tax-Managed Funds also enjoy large cost advantages over their peers. Because fund expenses are deducted from a fund's dividend or interest income, lower expenses mean that our shareholders keep more of each fund's gross return.

Prepare for the Best--and for the Worst

Bond and stock investors alike are asking: Is the worst over for the stock market? The fourth-quarter rally was encouraging, but the truth is no one knows what future returns will be for any asset class, let alone for individual securities.
     This uncertainty doesn't make us powerless. Rather, it puts a premium on sensible planning. That's why Vanguard advocates a balanced investment approach that includes stock, bond, and money market funds in proportions appropriate for your goals and unique financial circumstances. Diversification among asset classes is the best way to manage investment risk while still positioning your portfolio to take advantage of the markets' long-term rewards.
     By following these simple principles, you enhance your ability to stick with an investment program through the tough times so that your portfolio gets the most benefit from the eventual--and inevitable--market recovery.

Sincerely,


John J. Brennan
Chairman and Chief Executive Officer

January 22, 2003


--------------------------------------------------------------------------------
Your Fund's Performance at a Glance          December 31, 2001-December 31, 2002

                                                         Distributions Per Share
                                                        ------------------------
                                     Starting        Ending     Income   Capital
Tax-Managed Fund                  Share Price   Share Price  Dividends     Gains
--------------------------------------------------------------------------------
Balanced                               $17.18        $15.54     $0.430    $0.000
--------------------------------------------------------------------------------

Growth and Income
 Investor Shares                       $24.93      $19.15      $0.325     $0.000
 Admiral Shares                         51.24       39.35       0.693      0.000
 Institutional Shares                   24.93       19.15       0.343      0.000

Capital Appreciation
 Investor Shares                       $25.73      $19.49      $0.205     $0.000
 Admiral Shares                         51.79       39.24       0.440      0.000
 Institutional Shares                   25.73       19.49       0.225      0.000

Small-Cap
 Investor Shares                       $14.92      $12.67      $0.095     $0.000
 Institutional Shares                   14.92       12.68       0.098      0.000

International
 Investor Shares                        $7.79       $6.43      $0.140     $0.000
 Institutional Shares                    7.79        6.43       0.147      0.000
--------------------------------------------------------------------------------
6

Fund Profiles As of December 31, 2002

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 14-15.

Tax-Managed Balanced Fund
------------------------------------
Total Fund Characteristics

Yield                           2.1%
Turnover Rate                    24%
Expense Ratio                  0.18%
Cash Investments                0.7%
------------------------------------

--------------------------------------------
Ten Largest Stocks
(% of equities)

Microsoft Corp.                         2.8%
(software)
General Electric Co.                    2.8
(conglomerate)
ExxonMobil Corp.                        2.6
(oil)
Pfizer, Inc.                            2.3
(pharmaceuticals)
Citigroup, Inc.                         2.2
(banking)
Johnson & Johnson                       2.0
(pharmaceuticals)
Wal-Mart Stores, Inc.                   1.7
(retail)
American International Group, Inc.      1.6
(insurance)
International Business Machines Corp.   1.5
(computer hardware)
Merck & Co., Inc.                       1.4
(pharmaceuticals)
--------------------------------------------
Top Ten                                20.9%
--------------------------------------------
Top Ten as % of Total Net Assets        9.9%
--------------------------------------------
The "Ten Largest Stocks" excludes any equity index products.


---------------------------------------------------------------------
Total Fund Volatility Measures

                                    Comparative                 Broad
                      Fund               Index*    Fund       Index**
---------------------------------------------------------------------
R-Squared             0.90                 1.00    0.94          1.00
Beta                  0.50                 1.00    0.50          1.00
---------------------------------------------------------------------


--------------------------------------------------------------------------------
Sector Diversification (% of common stocks)
                                                       Comparative         Broad
                                        Fund                Index*       Index**
--------------------------------------------------------------------------------
Auto & Transportation                   2.7%                  2.2%          2.7%
Consumer Discretionary                 15.8                  13.2          14.9
Consumer Staples                        7.3                   8.2           7.5
Financial Services                     19.9                  23.1          22.4
Health Care                            16.4                  15.3          14.1
Integrated Oils                         3.9                   4.5           3.7
Other Energy                            2.9                   1.4           2.2
Materials & Processing                  3.1                   3.5           3.8
Producer Durables                       4.3                   3.6           4.0
Technology                             14.6                  13.0          12.8
Utilities                               5.3                   7.8           7.2
Other                                   3.8                   4.2           4.7
--------------------------------------------------------------------------------


---------------------------
Fund Asset Allocation

Bonds                   52%
Stocks                  47%
Cash Investments         1%
---------------------------


 *Russell 1000 Index.
**Wilshire 5000 Index.

                                                            Visit our website at
                                                                www.vanguard.com
                                         for regularly updated fund information.

Equity Characteristics
--------------------------------------------------------------------------------
                                                        Comparative        Broad
                                         Fund                Index*      Index**
--------------------------------------------------------------------------------
Number of Stocks                          560                   991        5,668
Median Market Cap                      $28.7B                $33.6B       $26.2B
Price/Earnings Ratio                    23.5x                 21.4x        22.5x
Price/Book Ratio                         2.6x                  2.6x         2.4x
Dividend Yield                           1.2%                  1.9%         1.7%
Return on Equity                        22.0%                 22.5%        21.3%
Earnings Growth Rate                     9.7%                  7.4%         7.5%
Foreign Holdings                         0.0%                  0.0%         0.3%
--------------------------------------------------------------------------------

-----------------------------
Equity Investment Focus

Market Cap              Large
Style                   Blend
-----------------------------
--------------------------------------------------------------------------------
Fixed Income Characteristics

                                                  Comparative              Broad
                                   Fund                IndexY            IndexYY
--------------------------------------------------------------------------------
Number of Bonds                     144                 5,385             45,954
Yield to Maturity                  3.0%                    --                 --
Average Coupon                     4.6%                  5.3%               5.3%
Average Maturity              6.2 years             7.0 years         13.9 years
Average Quality                     AAA                   AA+                AA+
Average Duration              5.0 years             5.5 years          8.1 years
--------------------------------------------------------------------------------

------------------------------
Fixed Income Investment Focus

Credit Quality          High
Average Maturity        Medium
------------------------------


-------------------------------
Distribution by Credit Quality
 (% of bonds)

AAA                      75.6%
AA                       18.6
A                         3.7
BBB                       2.1
BB                        0.0
B                         0.0
-------------------------------
Total                    100.0%
-------------------------------

-------------------------------
Largest State Concentrations
 (% of bonds)

New York                  12.7%
Texas                      9.0
Ohio                       8.0
Massachusetts              7.7
California                 6.9
New Jersey                 5.2
Arizona                    4.9
Illinois                   4.0
Pennsylvania               3.8
Missouri                   3.7
-------------------------------
Total                     65.9%
-------------------------------

-------------------------------
Distribution by Maturity
 (% of bonds)

Under 1 Year              16.5%
1-5 Years                 16.1
5-10 Years                60.0
10-20 Years               7.4
20-30 Years               0.0
Over 30 Years             0.0
-------------------------------
Total                    100.0%
-------------------------------
 *Russell 1000 Index.
**Wilshire 5000 Index.
 YLehman 7 Year Municipal Bond Index.
YYLehman Municipal Bond Index.

Tax-Managed Growth and Income Fund
--------------------------------------------------------------------------------
Portfolio Characteristics

                                                        Comparative        Broad
                                         Fund                Index*      Index**
--------------------------------------------------------------------------------
Number of Stocks                          504                   500        5,668
Median Market Cap                      $47.0B                $47.0B       $26.2B
Price/Earnings Ratio                    21.9x                 21.9x        22.5x
Price/Book Ratio                         2.7x                  2.7x         2.4x
Yield                                                          1.8%         1.7%
Investor Shares                          1.6%
Admiral Shares                           1.7%
Institutional Shares                     1.7%
Return on Equity                        23.2%                 23.2%        21.3%
Earnings Growth Rate                     7.3%                  7.3%         7.5%
Foreign Holdings                         0.3%                  0.3%         0.3%
Turnover Rate                              9%                   --           --
Expense Ratio                                                   --           --
Investor Shares                         0.17%
Admiral Shares                          0.11%
Institutional Shares                    0.08%
Cash Investments                         0.0%                   --           --
--------------------------------------------------------------------------------


----------------------------------------------------
Ten Largest Holdings
 (% of total net assets)
----------------------------------------------------
Microsoft Corp.                                 3.4%
 (software)
General Electric Co.                           3.0
 (conglomerate)
ExxonMobil Corp.                               2.9
 (oil)
Wal-Mart Stores, Inc.                          2.7
 (retail)
Pfizer, Inc.                                   2.3
 (pharmaceuticals)
Citigroup, Inc.                                2.2
 (banking)
Johnson & Johnson                              2.0
 (pharmaceuticals)
American International Group, Inc.             1.9
 (insurance)
International Business Machines Corp.          1.6
 (computer hardware)
Merck & Co., Inc.                              1.6
 (pharmaceuticals)
---------------------------------------------------
Top Ten                                       23.6%
---------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


---------------------------------------------------------------------
Volatility Measures

                                    Comparative                 Broad
                      Fund               Index*    Fund       Index**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.94          1.00
Beta                  1.00                 1.00    0.96          1.00
---------------------------------------------------------------------



-------------------------------
Investment Focus
Market Cap              Large
Style                   Blend
-------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of common stocks)

                                                       Comparative         Broad
                                        Fund                Index*       Index**
--------------------------------------------------------------------------------
Auto & Transportation                   2.6%                  2.6%          2.7%
Consumer Discretionary                 13.4                  13.3          14.9
Consumer Staples                        8.5                   8.5           7.5
Financial Services                     21.8                  21.8          22.4
Health Care                            14.8                  14.8          14.1
Integrated Oils                         4.6                   4.6           3.7
Other Energy                            1.4                   1.5           2.2
Materials & Processing                  3.3                   3.3           3.8
Producer Durables                       3.8                   3.8           4.0
Technology                             13.6                  13.6          12.8
Utilities                               7.6                   7.6           7.2
Other                                   4.6                   4.6           4.7
--------------------------------------------------------------------------------
*S&P 500 Index.
**Wilshire 5000 Index.

Visit our website at
www.vanguard.com
for regularly updated fund information.

Tax-Managed Capital Appreciation Fund

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                        Comparative        Broad
                                         Fund                Index*      Index**
--------------------------------------------------------------------------------
Number of Stocks                          554                   991        5,668
Median Market Cap                      $28.0B                $33.6B       $26.2B
Price/Earnings Ratio                    23.1x                 21.4x        22.5x
Price/Book Ratio                         2.5x                  2.6x         2.4x
Yield                                                          1.9%         1.7%
Investor Shares                          1.1%
Admiral Shares                           1.1%
Institutional Shares                     1.2%
Return on Equity                        21.9%                 22.5%        21.3%
Earnings Growth Rate                     9.7%                  7.4%         7.5%
Foreign Holdings                         0.1%                  0.0%         0.3%
Turnover Rate                             10%                   --           --
Expense Ratio                                                   --           --
Investor Shares                         0.17%
Admiral Shares                          0.11%
Institutional Shares                    0.08%
Cash Investments                         0.0%                   --           --
--------------------------------------------------------------------------------

------------------------------------------------------------
Ten Largest Holdings
 (% of total net assets)
------------------------------------------------------------
General Electric Co.                                    2.9%
 (conglomerate)
Microsoft Corp.                                        2.8
 (software)
ExxonMobil Corp.                                       2.7
 (oil)
Pfizer, Inc.                                           2.3
 (pharmaceuticals)
Citigroup, Inc.                                        2.3
 (banking)
Johnson & Johnson                                      2.0
 (pharmaceuticals)
Wal-Mart Stores, Inc.                                  1.7
 (retail)
American International Group, Inc.                     1.7
 (insurance)
International Business Machines Corp.                  1.7
 (computer hardware)
Merck & Co., Inc.                                      1.5
 (pharmaceuticals)
-----------------------------------------------------------
Top Ten                                               21.6%
-----------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.



---------------------------------------------------------------------
Volatility Measures
                                    Comparative                 Broad
                      Fund               Index*    Fund       Index**
---------------------------------------------------------------------
R-Squared             0.97                 1.00    0.99          1.00
Beta                  1.12                 1.00    1.13          1.00
---------------------------------------------------------------------



-------------------------------
Investment Focus

Market Cap               Large
Style                    Blend
-------------------------------


--------------------------------------------------------------------------------
Sector Diversification (% of common stocks)

                                                       Comparative         Broad
                                        Fund                Index*       Index**
--------------------------------------------------------------------------------
Auto & Transportation                    2.5%                 2.2%          2.7%
Consumer Discretionary                  15.8                 13.2          14.9
Consumer Staples                         6.7                  8.2           7.5
Financial Services                      20.2                 23.1          22.4
Health Care                             16.5                 15.3          14.1
Integrated Oils                          3.8                  4.5           3.7
Other Energy                             3.0                  1.4           2.2
Materials & Processing                   3.0                  3.5           3.8
Producer Durables                        4.4                  3.6           4.0
Technology                              14.7                 13.0          12.8
Utilities                                5.6                  7.8           7.2
Other                                    3.8                  4.2           4.7
--------------------------------------------------------------------------------

 *Russell 1000 Index.
**Wilshire 5000 Index.

Tax-Managed Small-Cap Fund

--------------------------------------------------------------------------------
Portfolio Characteristics

                                                        Comparative        Broad
                                         Fund                Index*      Index**
--------------------------------------------------------------------------------
Number of Stocks                          601                   600        5,668
Median Market Cap                       $0.7B                 $0.7B       $26.2B
Price/Earnings Ratio                    20.8x                 20.8x        22.5x
Price/Book Ratio                         1.8x                  1.8x         2.4x
Yield                                                          0.9%         1.7%
Investor Shares                          0.8%
Institutional Shares                     0.9%
Return on Equity                        14.9%                 14.9%        21.3%
Earnings Growth Rate                    11.9%                 11.9%         7.5%
Foreign Holdings                         0.0%                  0.0%         0.3%
Turnover Rate                             21%                   --           --
Expense Ratio                                                   --           --
Investor Shares                         0.17%
Institutional Shares                    0.10%
Cash Investments                         0.1%                   --           --
--------------------------------------------------------------------------------


--------------------------------------------
Ten Largest Holdings (% of total net assets)

Cephalon, Inc.                          0.8%
 (biotechnology)
Alliant Techsystems, Inc.               0.7
 (aerospace and defense)
NVR, Inc.                               0.7
 (real estate)
Pogo Producing Co.                      0.7
 (oil)
Fair, Isaac & Co. Inc.                  0.7
 (financial services)
Harman International Industries, Inc.   0.6
 (consumer electronics)
Newfield Exploration Co.                0.6
 (oil)
Zebra Technologies Corp. Class A        0.5
 (computer technology)
Coventry Health Care Inc.               0.5
 (health products and services)
Cullen/Frost Bankers, Inc.              0.5
 (banking)
--------------------------------------------
Top Ten                                 6.3%
--------------------------------------------

---------------------------------------------------------------------
Volatility Measures

                                    Comparative                 Broad
                      Fund               Index*    Fund       Index**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.60          1.00
Beta                  0.99                 1.00    0.91          1.00
---------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.



--------------------------------------
Investment Focus

Market Cap                      Small
Style                           Blend
--------------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of common stocks)

                                                       Comparative         Broad
                                        Fund                Index*       Index**
--------------------------------------------------------------------------------
Auto & Transportation                   5.4%                  5.4%          2.7%
Consumer Discretionary                 21.6                  21.4          14.9
Consumer Staples                        2.7                   2.7           7.5
Financial Services                     16.4                  16.5          22.4
Health Care                            12.3                  12.3          14.1
Integrated Oils                         0.0                   0.0           3.7
Other Energy                            5.9                   6.0           2.2
Materials & Processing                 10.2                  10.1           3.8
Producer Durables                      11.7                  11.8           4.0
Technology                              9.2                   9.1          12.8
Utilities                               4.4                   4.5           7.2
Other                                   0.2                   0.2           4.7
--------------------------------------------------------------------------------

 *S&P SmallCap 600 Index.
**Wilshire 5000 Index.

Visit our website at
www.vanguard.com for
regularly updated fund information.

Tax-Managed International Fund
----------------------------------------------------------------------------
Portfolio Characteristics
                                                  Comparative         Broad
                                    Fund               Index*       Index**
---------------------------------------------------------------------------
Number of Stocks                     999                1,000         1,756
Turnover Rate                         7%                   --            --
Expense Ratio                                              --            --
Investor Shares                    0.31%
Institutional Shares               0.20%
Cash Investments                    0.0%                   --            --
---------------------------------------------------------------------------

--------------------------------------------
Ten Largest Holdings
 (% of total net assets)
--------------------------------------------
BP PLC                                 2.9%
 (oil)
Vodafone Group PLC                     2.4
 (cellular communications)
GlaxoSmithKline PLC                    2.2
 (pharmaceuticals)
HSBC Holdings PLC                      2.0
 (banking)
Novartis AG (Registered)               1.9
 (pharmaceuticals)
Royal Dutch Petroleum Co.              1.8
 (energy)
TotalFinaElf SA                        1.7
 (integrated oil)
Nestle SA (Registered)                 1.6
 (food, beverage, and tobacco)
Nokia Oyj                              1.4
 (telecommunications)
Royal Bank of Scotland Group PLC       1.2
 (banking)
--------------------------------------------
Top Ten                               19.1%
--------------------------------------------

---------------------------------------------------------------------
Volatility Measures

                                    Comparative                 Broad
                      Fund               Index*    Fund       Index**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.98          1.00
Beta                  1.02                 1.00    0.99          1.00
---------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification
 (% of common stocks)
--------------------------------------------------------------------------------
                                                    Comparative            Broad
                                      Fund               Index*          Index**

Consumer Discretionary                13.1%               13.1%            12.3%
Consumer Staples                       9.5                 9.5              8.9
Energy                                 9.7                 9.7             10.0
Financials                            23.8                23.9             24.1
Health Care                           10.4                10.4              9.3
Industrials                            8.5                 8.4              8.1
Information Technology                 6.0                 6.0              6.9
Materials                              6.5                 6.5              7.9
Telecommmunication Services            7.5                 7.5              7.7
Utilities                              5.0                 5.0              4.8
Other                                  0.0                 0.0              0.0
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.



-------------------------
Fund Allocation by Region
 Pacific        28%
Europe          72%
-------------------------
 *MSCI EAFE Index.
**MSCI All Country World Index Free ex USA.

---------------------------------------------------------------
Country Diversification (% of common stocks)

                                         Comparative      Broad
                                   Fund       Index*    Index**
---------------------------------------------------------------
EUROPE
United Kingdom                    27.6%        27.7%      24.5%
France                             9.3          9.1        7.9
Switzerland                        8.1          8.1        7.0
Germany                            5.8          5.8        5.0
Netherlands                        5.5          5.6        4.9
Italy                              3.9          3.9        3.4
Spain                              3.3          3.3        2.8
Finland                            2.0          2.0        1.7
Sweden                             2.0          1.9        1.7
Belgium                            1.0          1.0        0.9
Denmark                            0.8          0.7        0.6
Ireland                            0.7          0.7        0.6
Norway                             0.5          0.5        0.4
Portugal                           0.4          0.4        0.3
Greece                             0.4          0.4        0.3
Austria                            0.2          0.2        0.1
Luxembourg                         0.0          0.1        0.1
---------------------------------------------------------------
Subtotal                          71.5%        71.4%      62.2%
---------------------------------------------------------------
PACIFIC
Japan                             21.2%        21.2%      18.3%
Australia                          4.7          4.7        4.1
Hong Kong                          1.6          1.7        1.9
Singapore                          0.8          0.8        0.7
New Zealand                        0.2          0.2        0.2
---------------------------------------------------------------
Subtotal                          28.5%        28.6%      25.2%
---------------------------------------------------------------
Emerging Markets Region            0.0%         0.0%      12.6%
---------------------------------------------------------------
Total                            100.0%       100.0%     100.0%
---------------------------------------------------------------

 *MSCI EAFE Index.
**MSCI All Country World Index Free ex USA.

Visit our website at
www.vanguard.com
for regularly updated fund information.

Glossary of Investment Terms

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by one percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
Average Maturity. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. The prices of longer-term bonds are more sensitive than those of shorter-term bonds to changes in interest rates.
--------------------------------------------------------------------------------
Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index or an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
Cash Investments. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.
--------------------------------------------------------------------------------
Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
Foreign Holdings. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
Largest State Concentrations. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
Price/Earnings Ratio. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
Turnover Rate. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

Performance Summaries                                    As of December 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Tax-Managed Balanced Fund
------------------------------------------------------------------------------------------------------------------
Cumulative Performance September 6, 1994-December 31, 2002

                        Tax-Managed            Average      Tax-Managed Balanced    Russell       Lehman 7 Year
        Date/Qtr       Balanced Fund        Balanced Fund     Compos. Index       1000 Index  Municipal Bond Index
       ----------     --------------        -------------   --------------------  ----------- --------------------
       9/6/1994             10000               10000             10000              10000           10000
         199409              9920                9920              9920               9920            9920
         199412              9860                9812              9820               9882            9824
         199503             10576               10409             10544              10822           10340
         199506             11255               11163             11187              11841           10634
         199509             11949               11804             11843              12896           10938
         199512             12278               12292             12323              13614           11214
         199603             12589               12611             12637              14364           11174
         199606             12860               12895             12922              14950           11222
         199609             13196               13275             13258              15438           11424
         199612             13777               13983             13950              16670           11703
         199703             13732               13966             14057              16928           11690
         199706             14997               15398             15411              19773           12011
         199709             16012               16465             16296              21500           12332
         199712             16057               16640             16725              22146           12601
         199803             17250               17894             17925              25107           12745
         199806             17602               18103             18260              25735           12893
         199809             16716               17001             17640              23082           13302
         199812             18776               18883             19565              28131           13385
         199903             19404               19052             20055              29291           13499
         199906             19993               19910             20595              31377           13269
         199909             19517               19137             19992              29306           13378
         199912             21685               20524             21552              34013           13366
         200003             22660               21043             22211              35499           13578
         200006             22407               20786             22007              34281           13798
         200009             22546               21301             22353              34526           14112
         200012             21575               20832             21683              31365           14578
         200103             20385               19725             20577              27424           14956
         200106             21156               20314             21314              29154           15065
         200109             19622               18807             19928              24713           15479
         200112             20812               19917             20928              27460           15334
         200203             20921               20013             21122              27663           15482
         200206             19788               18565             20103              23940           16143
         200209             18599               16939             18793              19892           16872
         200212             19339               17585             19621              21356           16921


                                    Average Annual Total Returns
                                  Periods Ended December 31, 2002
                                ---------------------------------    Final Value
                                  One         Five          Since   of a $10,000
                                 Year        Years     Inception*     Investment
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund      -7.07%        3.79%          8.25%        $19,339
  Fee-Adjusted Returns**       -7.98         3.79           8.25         19,339
Average Balanced Fund^        -11.71         1.11           7.02         17,585
Balanced Composite Index^^     -6.25         3.25           8.44         19,621
Russell 1000 Index            -21.65        -0.58           9.55         21,356
Lehman 7 Year
  Municipal Bond Index         10.35         6.07           6.53         16,921
--------------------------------------------------------------------------------


Fiscal-Year Total Returns (%) September 6, 1994-December 31, 2002

        Fiscal Year      Total Return     Balanced Composite Index^^
        -----------      ------------     ---------------------------
           1994              -1.4                 -1.8
           1995              24.5                 25.5
           1996              12.2                 13.2
           1997              16.6                 19.9
           1998              16.9                   17
           1999              15.5                 10.2
           2000              -0.5                  0.6
           2001              -3.5                 -3.5
           2002              -7.1                 -6.2


 *September 6, 1994.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
 ^Derived from data provided by Lipper Inc.
^^50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
Note: See Financial Highlights table on page 29 for dividend information.

Tax-Managed Growth and Income Fund

Cumulative Performance September 6, 1994-December 31, 2002

                                                                        Wilshire
   Year/       Tax-Managed      Average Large-Cap        S&P 500            5000
  Quarter     Gro & Inc Inv        Core Fund              Index            Index
---------     -------------     -----------------        -------        --------
9/6/1994         10000               10000               10000             10000
  199409          9831                9831                9826              9831
  199412          9830                9723                9824              9755
  199503         10787               10519               10781             10636
  199506         11818               11416               11810             11629
  199509         12753               12278               12749             12692
  199512         13519               12859               13516             13311
  199603         14238               13532               14241             14058
  199606         14888               14048               14881             14678
  199609         15344               14502               15341             15093
  199612         16633               15497               16619             16134
  199703         17070               15686               17065             16239
  199706         20051               18222               20044             18981
  199709         21548               19591               21545             20833
  199712         22173               19878               22164             21183
  199803         25264               22539               25256             23992
  199806         26105               23142               26090             24459
  199809         23509               20482               23495             21517
  199812         28531               24929               28498             26146
  199903         29939               26159               29918             27132
  199906         32042               27867               32027             29250
  199909         30045               26164               30027             27316
  199912         34556               30501               34495             32305
  200003         35336               31835               35286             33539
  200006         34401               31036               34349             32035
  200009         34084               30821               34016             32088
  200012         31434               27768               31354             28773
  200103         27695               24793               27637             25223
  200106         29312               26188               29255             27107
  200109         25013               22373               24960             22798
  200112         27684               23947               27628             25618
  200203         27751               24330               27703             25865
  200206         24054               21197               23992             22603
  200209         19941               17807               19847             18805
  200212         21608               18322               21522             20382



                                                                    Average Annual Total Returns
                                                                  Periods Ended December 31, 2002
                                                                ---------------------------------       Final Value
                                                                  One         Five          Since      of a $10,000
                                                                 Year        Years     Inception*        Investment
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund Investor Shares            -21.95%       -0.52%          9.71%          $21,608
  Fee-Adjusted Returns**                                      -22.72        -0.52           9.71            21,608
Average Large-Cap Core Fund^                                  -23.49        -1.62           7.55            18,322
S&P 500 Index                                                 -22.10        -0.59           9.65            21,522
Wilshire 5000 Index                                           -20.86        -0.87           8.94            20,382
-------------------------------------------------------------------------------------------------------------------

                                                                                                        Final Value
                                                                               One          Since     of a $250,000
                                                                              Year     Inception*        Investment
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund Admiral Shares                          -21.92%        -17.57%          $200,797
  Fee-Adjusted Returns**                                                   -22.69         -18.28            198,830
S&P 500 Index                                                              -22.10         -17.74            200,337
-------------------------------------------------------------------------------------------------------------------

                                                                                                     Final Value of
                                                                               One          Since     a $10,000,000
                                                                              Year     Inception*        Investment
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund Institutional Shares                    -21.88%         -7.32%        $7,475,699
  Fee-Adjusted Returns**                                                   -22.65          -7.55          7,404,747
S&P 500 Index                                                              -22.10          -7.47          7,428,470
-------------------------------------------------------------------------------------------------------------------



Fiscal-Year Total Returns (%) September 6, 1994-December 31, 2002

                         Tax-Managed
          Fiscal       Growth & Income
           Year        Investor Shares        S&P 500 Index
         -------       ----------------       --------------
           1994              -1.7                -1.8
           1995              37.5                37.6
           1996              23.0                23.0
           1997              33.3                33.4
           1998              28.7                28.6
           1999              21.1                21.0
           2000              -9.0                -9.1
           2001             -11.9               -11.9
           2002             -21.9               -22.1


 *Inception for Tax-Managed Growth and Income Fund Investor Shares is
  September 6, 1994; for Admiral Shares, November 12, 2001; for Institutional Shares, March 4, 1999.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
 ^Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 30-32 for dividend information.

Tax-Managed Capital Appreciation Fund

Cumulative Performance September 6, 1994-December 31, 2002

         Year/                    Tax-Managd           Average Multi-Cap       Russell 1000           Wilshire 5000
        Quarter                 Cap Apprec Inv            Core Fund               Index                  Index
       ---------                --------------        ------------------      ------------           -------------
       9/6/1994                   10000                   10000                   10000                  10000
         199409                    9910                    9910                    9847                   9910
         199412                    9950                    9752                    9809                   9834
         199503                   10860                   10519                   10742                  10722
         199506                   11950                   11407                   11753                  11723
         199509                   12990                   12316                   12800                  12795
         199512                   13371                   12784                   13513                  13419
         199603                   14166                   13545                   14258                  14173
         199606                   14750                   14049                   14840                  14797
         199609                   15213                   14553                   15324                  15216
         199612                   16169                   15442                   16547                  16265
         199703                   16138                   15493                   16803                  16370
         199706                   18845                   17758                   19627                  19135
         199709                   20974                   19563                   21341                  21002
         199712                   20581                   19455                   21983                  21354
         199803                   23590                   21968                   24922                  24186
         199806                   24151                   22090                   25545                  24657
         199809                   20989                   19156                   22911                  21691
         199812                   26334                   22967                   27923                  26358
         199903                   28098                   23576                   29075                  27353
         199906                   30445                   25575                   31146                  29488
         199909                   28661                   24000                   29089                  27537
         199912                   35156                   28123                   33762                  32568
         200003                   37770                   29590                   35238                  33811
         200006                   36216                   28527                   34028                  32295
         200009                   36041                   29179                   34271                  32348
         200012                   31595                   27290                   31134                  29006
         200103                   26978                   23583                   27222                  25428
         200106                   28899                   24895                   28939                  27327
         200109                   23528                   21441                   24531                  22983
         200112                   26749                   24318                   27258                  25826
         200203                   26780                   23798                   27459                  26075
         200206                   22861                   20588                   23764                  22787
         200209                   18806                   17674                   19745                  18958
         200212                   20476                   19029                   21356                  20382


                                                                    Average Annual Total Returns
                                                                  Periods Ended December 31, 2002
                                                                ---------------------------------       Final Value
                                                                  One         Five          Since      of a $10,000
                                                                 Year        Years     Inception*        Investment
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund Investor Shares         -23.45%       -0.10%          9.00%          $20,476
  Fee-Adjusted Returns**                                      -24.21        -0.10           9.00            20,476
Average Multi-Cap Core Fund^                                  -21.75        -0.44           8.04            19,029
Russell 1000 Index                                            -21.65        -0.58           9.55            21,356
Wilshire 5000 Index                                           -20.86        -0.87           8.94            20,382


                                                                                                        Final Value
                                                                               One          Since     of a $250,000
                                                                              Year     Inception*        Investment
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund Admiral Shares                       -23.38%        -17.96%         $199,703
  Fee-Adjusted Returns**                                                   -24.14         -18.67           197,758
Russell 1000 Index                                                         -21.65         -17.02           202,321

                                                                                                     Final Value of
                                                                               One          Since     a $10,000,000
                                                                              Year     Inception*        Investment
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund Institutional Shares                 -23.37%        -6.83%         $7,615,981
  Fee-Adjusted Returns**                                                   -24.13         -7.07           7,541,931
Russell 1000 Index                                                         -21.65         -6.98           7,568,466
-------------------------------------------------------------------------------------------------------------------


Fiscal-Year Total Returns (%) September 6, 1994-December 31, 2002

    Fiscal Year  Total Return      Russell 1000 Index
   ------------  ------------      ------------------
       1994          -0.5                 -1.9
       1995          34.4                 37.8
       1996          20.9                 22.4
       1997          27.3                 32.9
       1998            28                   27
       1999          33.5                 20.9
       2000         -10.1                 -7.8
       2001         -15.3                -12.5
       2002         -23.5                -21.7


 *Inception for Tax-Managed Capital Appreciation Fund Investor Shares is
  September 6, 1994; for Admiral Shares, November 12, 2001; for Institutional Shares, February 24, 1999.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
 ^Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 33-35 for dividend information.

Tax-Managed Small-Cap Fund

Cumulative Performance March 25, 1999-December 31, 2002

    Year/       Tax-Managed    Average Small-Cap   S&P SmallCap       Wilshire
  Quarter       Small-Cap        Core Fund         600 Index        5000 Index
----------      -----------    -----------------   ------------     ----------
3/25/1999         10000            10000             10000             10000
   199903         10130            10130             10109             10130
   199906         11745            11854             11668             10920
   199909         11226            11403            11103              10198
   199912         12628            13939             12486             12061
   200003         13420            15626             13212             12521
   200006         13580            15091             13346             11960
   200009         14231            15079             13786             11980
   200012         14325            14646             13959             10742
   200103         13268            14790             13043              9417
   200106         15070            16553             14829             10120
   200109         12533            13202             12323              8511
   200112         15105            15766             14872              9564
   200203         16137            17687             15908              9656
   200206         15125            15896             14870              8439
   200209         12341            12328             12102              7021
   200212         12797            12892             12696              7570


                                  Average Annual Total Returns
                                Periods Ended December 31, 2002
                                -------------------------------      Final Value
                                           One          Since       of a $10,000
                                          Year     Inception*         Investment
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
  Investor Shares                      -14.44%          7.04%            $12,923
    Fee-Adjusted Returns**             -15.29           6.76             12,797
Average Small-Cap Core Fund^           -18.23           6.97             12,892
S&P SmallCap 600 Index                 -14.63           6.54             12,696
Wilshire 5000 Index                    -20.86          -7.12              7,570


                                                                Final Value of a
                                           One           Since       $10,000,000
                                          Year      Inception*        Investment
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
  Institutional Shares                 -14.36%           5.26%       $12,084,418
    Fee-Adjusted Returns**             -15.21            4.98         11,966,574
S&P SmallCap 600 Index                 -14.63            4.78         11,883,322
--------------------------------------------------------------------------------


Fiscal-Year Total Returns (%) March 25, 1999-December 31, 2002

    Fiscal Year      Total Return      S&P SmallCap 600 Index
    -----------      ------------      ----------------------
      1999              26.3                    24.9
      2000              13.4                    11.8
      2001               5.4                     6.5
      2002             -14.4                   -14.6


 *Inception for Tax-Managed Small-Cap Fund Investor Shares is March 25, 1999;
  for Institutional Shares, April 21, 1999.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund in for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
 ^Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 36 and 37 for dividend information.

Tax-Managed International Fund

Cumulative Performance August 17, 1999-December 31, 2002

                                                        MSCI        MSCI AC
  Year/          Tax-Managed            Average         EAFE     World Index
  Quarter       International     International Fund   Index     Free ex USA
---------       -------------     -------------------  -----     -----------
8/17/1999              10000           10000           10000         10000
   199909              10230           10158           10222         10188
   199912              12001           12827           11958         12039
   200003              11981           12920           11945         12133
   200006              11499           12236           11472         11638
   200009              10576           11258           10547         10689
   200012              10286           10826           10264         10223
   200103               8876            9321            8857          8879
   200106               8785            9296            8764          8867
   200109               7547            7776            7537          7558
   200112               8030            8475            8063          8230
   200203               8112            8623            8104          8365
   200206               7937            8351            7932          8143
   200209               6350            6655            6367          6571
   200212               6712            6907            6778          7022


                                  Average Annual Total Returns
                                Periods Ended December 31, 2002
                                -------------------------------      Final Value
                                       One            Since         of a $10,000
                                      Year       Inception*           Investment
--------------------------------------------------------------------------------
Tax-Managed International Fund
  Investor Shares                   -15.62%         -10.90%            $6,776
    Fee-Adjusted Returns**          -16.44          -11.15              6,712
Average International Fund^         -16.67          -10.39              6,907
MSCI EAFE Index                     -15.94          -10.89              6,778
MSCI All Country World Index
  Free ex USA                       -14.67           -9.95              7,022


                                                                Final Value of a
                                       One           Since           $10,000,000
                                      Year      Inception*            Investment
--------------------------------------------------------------------------------
Tax-Managed International Fund
  Institutional Shares             -15.52%         -18.80%            $6,608,622
    Fee-Adjusted Returns**         -16.35          -19.19              6,545,148
MSCI EAFE Index                    -15.94          -18.78              6,610,965
--------------------------------------------------------------------------------
Fiscal-Year Total Returns (%) August 17, 1999-December 31, 2002

 *Inception for Tax-Managed International Fund Investor Shares is August 17,
  1999; for Institutional Shares, January 4, 2001.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
 ^Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 38 and 39 for dividend information.

Your Fund's After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the examples that assume all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns*                    Periods Ended December 31, 2002

                                                      One      Five       Since
                                                     Year     Years  Inception**
--------------------------------------------------------------------------------

Tax-Managed Balanced Fund
Returns Before Taxes                               -7.98%     3.79%        8.25%
Returns After Taxes on Distributions               -8.15      3.66         8.10
Returns After Taxes on Distributions
  and Sale of Fund Shares                          -4.10      3.50         7.32

Tax-Managed Growth and Income Fund
  Investor Shares
Returns Before Taxes                               -22.72%    -0.52%       9.71%
Returns After Taxes on Distributions               -23.20     -0.99        9.06
Returns After Taxes on Distributions
  and Sale of Fund Shares                          -13.93     -0.60        7.86

Tax-Managed Capital Appreciation Fund
  Investor Shares
Returns Before Taxes                               -24.21%    -0.10%       9.00%
Returns After Taxes on Distributions               -24.52     -0.33        8.72
Returns After Taxes on Distributions
  and Sale of Fund Shares                          -14.87     -0.18        7.45

Tax-Managed Small-Cap Fund
  Investor Shares
Returns Before Taxes                               -15.29%       --        6.76%
Returns After Taxes on Distributions               -15.54        --        6.51
Returns After Taxes on Distributions
  and Sale of Fund Shares                          -9.39         --        5.38

Tax-Managed International Fund
  Investor Shares
Returns Before Taxes                               -16.44%       --      -11.15%
Returns After Taxes on Distributions               -17.02        --      -11.59
Returns After Taxes on Distributions
  and Sale of Fund Shares                          -9.97         --       -8.77
--------------------------------------------------------------------------------
*All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 2% fee on redemptions of shares held in the fund for less than one year and a 1% fee on redemptions of shares held in the fund for at least one year but less than five years.
**Inception dates are September 6, 1994, for the Tax-Managed Balanced, Tax-Managed Growth and Income, and Tax-Managed Capital Appreciation Funds; March 25, 1999, for the Tax-Managed Small-Cap Fund; and August 17, 1999, for the Tax-Managed International Fund. Notice to Shareholders

Notice to Shareholders

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

* Elect trustees for each fund.* The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                      Percentage
Trustee                               For           Withheld                 For
--------------------------------------------------------------------------------
John J. Brennan             2,840,447,282         57,378,234               98.0%
Charles D. Ellis            2,846,015,464         51,810,052                98.2
Rajiv L. Gupta              2,843,863,133         53,962,383                98.1
JoAnn Heffernan Heisen      2,845,687,471         52,138,044                98.2
Burton G. Malkiel           2,841,600,798         56,224,718                98.1
Alfred M. Rankin, Jr.       2,847,444,294         50,381,222                98.3
J. Lawrence Wilson          2,842,258,198         55,567,318                98.1
--------------------------------------------------------------------------------
*Results are for funds within  the same trust.

     * Change each fund's policy on investing in other mutual funds. This change enables each fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

-------------------------------------------------------------------------------------------------------------------
                                                                                            Broker       Percentage
Vanguard Fund                                    For         Against        Abstain      Non-Votes              For
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Balanced                     199,112,415      11,073,048      6,316,513      1,489,143            91.3%
Tax-Managed Growth
  and Income                             898,678,969      40,662,061     22,167,769     27,962,822            90.8
Tax-Managed Capital
  Appreciation                         1,013,688,396      39,214,995     25,220,182      4,250,343            93.7
Tax-Managed Small-Cap                    330,301,891      14,363,920      7,177,739      1,314,185            93.5
Tax-Managed International                238,150,438       2,992,040      6,174,617      7,514,028            93.5
-------------------------------------------------------------------------------------------------------------------

* Reclassify each fund as nondiversified. This change to "nondiversified" status enables each fund to continue tracking its target index in the event that the index becomes dominated by a small number of stocks.

-------------------------------------------------------------------------------------------------------------------
                                                                                             Broker      Percentage
Vanguard Fund                                  For          Against         Abstain       Non-Votes             For
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Balanced                   201,648,592        8,260,701       6,592,683       1,489,143           92.5%
Tax-Managed Growth
  and Income                           900,540,244       35,472,636      25,495,919      27,962,822            91.0
Tax-Managed Capital
  Appreciation                       1,018,447,240       33,461,205      26,215,128      4,250,343             94.1
Tax-Managed Small-Cap                  335,756,626        8,266,537       7,820,387      1,314,185             95.1
Tax-Managed International              241,454,577        1,981,149       3,881,369      7,514,028             94.8
-------------------------------------------------------------------------------------------------------------------

*Results are for all funds within the same trust.
Note: Vote tabulations are rounded to the nearest whole number.

*Change the Tax-Managed  Balanced Fund's policy on borrowing money.  This change
enables  the  fund  to  manage  cash  flows  more   efficiently   and   minimize
administrative expenses.

-------------------------------------------------------------------------------------------------------------------
                                                                                            Broker       Percentage
Vanguard Fund                                    For         Against        Abstain      Non-Votes              For
-------------------------------------------------------------------------------------------------------------------
Tax-Managed Balanced                     195,888,795      13,621,296      6,991,884      1,489,143            89.9%
-------------------------------------------------------------------------------------------------------------------

Financial Statements                                     As of December 31, 2002

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds--is included as an insert to this report.

Statement of Operations
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                       Tax-Managed Balanced Fund
                                                    Year Ended December 31, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends                                                             $ 2,146
  Interest                                                                9,790
  Security Lending                                                           20
--------------------------------------------------------------------------------
    Total Income                                                         11,956
--------------------------------------------------------------------------------
Expenses
  The Vanguard Group--Note B
    Investment Advisory Services                                             57
    Management and Administrative                                           571
    Marketing and Distribution                                               53
  Custodian Fees                                                             20
  Auditing Fees                                                              12
  Shareholders' Reports and Proxies                                          21
--------------------------------------------------------------------------------
  Total Expenses                                                            734
  Expenses Paid Indirectly--Note C                                          (17)
--------------------------------------------------------------------------------
  Net Expenses                                                              717
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    11,239
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                  (11,097)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES                               (32,216)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                            $(32,074)
================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                           Tax-Managed            Tax-Managed
                                            Growth and                Capital           Tax-Managed              Tax-Managed
                                                Income           Appreciation             Small-Cap            International
                                                  Fund                   Fund                  Fund                     Fund
                                        ------------------------------------------------------------------------------------
                                                                        Year Ended December 31, 2002
                                        ------------------------------------------------------------------------------------
                                                 (000)                  (000)                  (000)                   (000)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends*                                  $ 32,478               $ 23,610               $ 5,305                 $ 9,197
  Interest                                           9                     16                    15                      11
  Security Lending                                  18                    164                   256                     132
----------------------------------------------------------------------------------------------------------------------------
    Total Income                                32,505                 23,790                 5,576                   9,340
----------------------------------------------------------------------------------------------------------------------------
Expenses
  The Vanguard Group--Note B
    Investment Advisory Services                   108                    108                    97                      28
    Management and Administrative
      Investor Shares                            1,817                  1,913                   784                     570
      Admiral Shares                               480                    738                    --                      --
      Institutional Shares                         106                     64                    28                      25
    Marketing and Distribution
      Investor Shares                              191                    214                    78                      57
      Admiral Shares                                47                     71                    --                      --
      Institutional Shares                          28                     19                     8                      10
  Custodian Fees                                    42                     33                    55                     462
  Auditing Fees                                     12                     12                    12                      12
  Shareholders' Reports and Proxies
    Investor Shares                                 80                     78                    23                      10
    Admiral Shares                                   3                      4                    --                      --
    Institutional Shares                            --                     --                    --                      --
  Trustees' Fees and Expenses                        2                      2                     1                      --
----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                               2,916                  3,256                 1,086                   1,174
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           29,589                 20,534                 4,490                   8,166
----------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                  (245,531)              (106,097)              (36,397)                (24,956)
  Foreign Currencies                                --                     --                    --                      16
----------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                      (245,531)              (106,097)              (36,397)                (24,940)
----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
  Investment Securities                       (298,017)              (536,013)              (72,576)                (51,386)
  Foreign Currencies                               --                      --                    --                      59
----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                              (298,017)              (536,013)              (72,576)                (51,327)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(513,959)             $(621,576)            $(104,483)               $(68,101)
============================================================================================================================

*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $901,000.

Statement of Changes in Net Assets

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-----------------------------------------------------------------------------------------------------------------------
                                                                           Tax-Managed                 Tax-Managed
                                                                          Balanced Fund          Growth and Income Fund
                                                                       -------------------       ----------------------
                                                                                   Year Ended December 31,
                                                                       ------------------------------------------------
                                                                        2002          2001          2002         2001
                                                                       (000)         (000)         (000)        (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations
    Net Investment Income                                           $ 11,239      $ 10,728      $ 29,589     $ 26,474
    Realized Net Gain (Loss)                                         (11,097)      (15,807)     (245,531)     (87,828)
    Change in Unrealized Appreciation (Depreciation)                 (32,216)       (9,977)     (298,017)    (245,220)
-----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                                    (32,074)      (15,056)     (513,959)    (306,574)
-----------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income
    Investor Shares                                                  (11,176)      (10,772)      (19,117)     (23,098)
    Admiral Shares                                                        --            --        (8,546)      (1,861)
    Institutional Shares                                                  --            --        (2,921)      (2,044)
  Realized Capital Gain
    Investor Shares                                                       --            --            --           --
    Admiral Shares                                                        --            --            --           --
    Institutional Shares                                                  --            --            --           --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                              (11,176)      (10,772)      (30,584)     (27,003)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note G
  Investor Shares                                                     40,067        45,071      (175,369)    (399,081)
  Admiral Shares                                                          --            --       156,028      504,637
  Institutional Shares                                                    --            --        56,906       82,716
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                                      40,067        45,071        37,565      188,272
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                           (3,183)       19,243      (506,978)    (145,305)
-----------------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                                418,903       399,660     2,269,526    2,414,831
-----------------------------------------------------------------------------------------------------------------------
End of Period                                                       $415,720      $418,903    $1,762,548   $2,269,526
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                           Tax-Managed                 Tax-Managed
                                                                     Capital Appreciation Fund       Small-Cap Fund
                                                                    --------------------------   ----------------------
                                                                                   Year Ended December 31,
                                                                    ---------------------------------------------------
                                                                        2002          2001          2002         2001
                                                                       (000)         (000)         (000)        (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                             $ 20,534      $ 16,424       $ 4,490      $ 3,213
  Realized Net Gain (Loss)                                          (106,097)     (230,105)      (36,397)      (1,071)
  Change in Unrealized Appreciation (Depreciation)                  (536,013)     (255,217)      (72,576)      31,324
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                     (621,576)     (468,898)    (104,483)       33,466
-----------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income
    Investor Shares                                                  (12,093)       (11,103)      (4,465)      (3,195)
    Admiral Shares                                                    (8,248)        (5,086)          --           --
    Institutional Shares                                              (1,216)          (912)        (227)        (347)
  Realized Capital Gain
    Investor Shares                                                       --            --            --           --
    Admiral Shares                                                        --            --            --           --
    Institutional Shares                                                  --            --            --           --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                              (21,557)       (17,101)      (4,692)      (3,542)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note G
  Investor Shares                                                   (134,940)     (512,274)      135,406      173,050
  Admiral Shares                                                     187,073       771,052            --           --
  Institutional Shares                                                14,355       (48,591)      (17,238)       5,310
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                                      66,488       210,187       118,168      178,360
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                         (576,645)     (275,812)        8,993      208,284
-----------------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                              2,577,780     2,853,592       621,712      413,428
-----------------------------------------------------------------------------------------------------------------------
  End of Period                                                   $2,001,135    $2,577,780      $630,705     $621,712
=======================================================================================================================

--------------------------------------------------------------------------------
                                                  Tax-Managed International Fund
                                                --------------------------------
                                                         Year Ended December 31,
                                                --------------------------------
                                                              2002          2001
                                                             (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                   $ 8,166       $ 5,225
  Realized Net Gain (Loss)                                (24,940)      (31,218)
  Change in Unrealized Appreciation (Depreciation)        (51,327)      (58,216)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net
      Assets Resulting from Operations                    (68,101)      (84,209)
--------------------------------------------------------------------------------
Distributions
  Net Investment Income
    Investor Shares                                        (7,187)       (5,185)
    Institutional Shares                                   (1,040)         (932)
  Realized Capital Gain
Investor Shares                                                --            --
    Institutional Shares                                       --            --
--------------------------------------------------------------------------------
    Total Distributions                                    (8,227)       (6,117)
--------------------------------------------------------------------------------
Capital Share Transactions--Note G
  Investor Shares                                          73,746       161,774
  Institutional Shares                                      1,040        70,199
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                           74,786       231,973
--------------------------------------------------------------------------------
Total Increase (Decrease)                                  (1,542)      141,647
--------------------------------------------------------------------------------
Net Assets
Beginning of Period                                       382,440       240,793
--------------------------------------------------------------------------------
End of Period                                            $380,898      $382,440
================================================================================

Financial Highlights

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Tax-Managed Balanced Fund
-------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended December 31,
                                                                        -------------------------------------------
For a Share Outstanding Throughout Each Period                            2002     2001     2000     1999      1998
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $17.18   $18.30   $18.87   $16.74   $14.67
-------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                    .44      .46      .48      .43      .39
  Net Realized and Unrealized Gain (Loss) on Investments*                (1.65)   (1.12)    (.56)    2.13     2.07
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (1.21)    (.66)    (.08)    2.56     2.46
-------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income**                                  (.43)    (.46)    (.49)    (.43)    (.39)
  Distributions from Realized Capital Gains                                 --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                   (.43)    (.46)    (.49)    (.43)    (.39)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $15.54   $17.18   $18.30   $18.87   $16.74
===================================================================================================================

Total Return^                                                           -7.07%   -3.54%   -0.50%   15.49%    16.93%
===================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                    $416     $419     $400     $330      $207
  Ratio of Total Expenses to Average Net Assets                          0.18%    0.19%    0.20%    0.20%     0.19%
  Ratio of Net Investment Income to Average Net Assets                   2.69%    2.64%    2.61%    2.52%     2.63%
  Portfolio Turnover Rate                                                  24%      21%      15%      13%        7%
===================================================================================================================

 *Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01. **Nontaxable dividends represent 82%, 87%, 92%, 90%, and 86% of dividends from net investment income.
 ^Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

Tax-Managed Growth and Income Fund Investor Shares
-------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended December 31,
                                                                        -------------------------------------------
For a Share Outstanding Throughout Each Period                            2002     2001     2000     1999      1998
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $24.93   $28.66   $31.81   $26.55   $20.88
-------------------------------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                                                     .313     .294     .295     .307      .29
Net Realized and Unrealized Gain (Loss) on Investments*                 (5.768)  (3.725)  (3.148)   5.267     5.67
-------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                        (5.455)  (3.431)  (2.853)   5.574     5.96
-------------------------------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income                                     (.325)   (.299)   (.297)   (.314)    (.29)
Distributions from Realized Capital Gains                                   --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (.325)   (.299)   (.297)   (.314)    (.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $19.15   $24.93   $28.66   $31.81   $26.55
===================================================================================================================

Total Return**                                                         -21.95%  -11.93%   -9.03%   21.12%    28.67%
===================================================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                      $1,077 $1,606   $2,320   $2,240    $1,352
Ratio of Total Expenses to Average Net Assets                              0.17%  0.18%    0.19%    0.19%     0.19%
Ratio of Net Investment Income to Average Net Assets                       1.44%  1.13%    0.96%    1.11%     1.32%
Portfolio Turnover Rate                                                       9%     5%       5%       4%        4%
===================================================================================================================
 *Includes increases from redemption fees of $.03, $.02, $.02, $.01, and $.01.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

Tax-Managed Growth and Income Fund Admiral Shares
--------------------------------------------------------------------------------
                                                   Year Ended        Nov. 12* to
                                                     Dec. 31,           Dec. 31,
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period           2002               2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $51.24            $50.00
Investment Operations
  Net Investment Income                                  .673              .087
  Net Realized and Unrealized Gain
   (Loss) on Investments**                              1.870)            1.348
--------------------------------------------------------------------------------
    Total from Investment Operations                  (11.197)            1.435
--------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                  (.693)            (.195)
  Distributions from Realized Capital Gains                --                --
--------------------------------------------------------------------------------
Total Distributions                                     (.693)            (.195)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $39.35            $51.24
================================================================================


Total Return^                                         -21.92%             2.87%
================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)                     $520              $505
Ratio of Total Expenses to Average Net Assets           0.11%           0.14%^^
Ratio of Net Investment Income to Average Net Assets    1.52%           1.26%^^
Portfolio Turnover Rate                                    9%                5%
================================================================================
 *Inception.
**Includes increases from redemption fees of $.05 and $.03.
 ^Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.

Tax-Managed Growth and Income Fund Institutional Shares
--------------------------------------------------------------------------------------------------------------------
                                                                                                         Mar. 4* to
                                                                              Year Ended December 31,      Dec. 31,
                                                                              --------------------------------------
For a Share Outstanding Throughout Each Period                                 2002      2001      2000        1999
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $24.93    $28.66    $31.81      $26.99
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                        .331      .319      .319        .274
  Net Realized and Unrealized Gain (Loss) on Investments**                   (5.768)   (3.725)   (3.148)      4.882
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         (5.437)   (3.406)   (2.829)      5.156
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                                        (.343)    (.324)    (.321)      (.336)
  Distributions from Realized Capital Gains                                      --        --        --          --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       (.343)    (.324)    (.321)      (.336)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $19.15     $24.93   $28.66      $31.81
====================================================================================================================

Total Return^                                                               -21.88%    -11.84%   -8.96%      19.23%
====================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                         $167       $158     $95        $108
  Ratio of Total Expenses to Average Net Assets                               0.08%      0.08%   0.11%     0.10%^^
  Ratio of Net Investment Income to Average Net Assets                        1.54%      1.25%   1.04%     1.18%^^
  Portfolio Turnover Rate                                                        9%         5%      5%          4%
====================================================================================================================

 *Inception.
**Includes increases from redemption fees of $.03, $.02, $.02, and $.01.
 ^Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.

Tax-Managed Capital Appreciation Fund Investor Shares
-------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended December 31,
                                                                        -------------------------------------------
For a Share Outstanding Throughout Each Period                            2002     2001     2000     1999      1998
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $25.73   $30.59   $34.17   $25.69   $20.18
-------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                   .196     .164     .117     .117      .13
  Net Realized and Unrealized Gain (Loss) on Investments*               (6.231)  (4.854)  (3.578)   8.487     5.51
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                    (6.035)  (4.690)  (3.461)   8.604     5.64
-------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                                   (.205)   (.170)   (.119)   (.124)    (.13)
  Distributions from Realized Capital Gains                                 --       --        --      --       --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (.205)   (.170)   (.119)   (.124)    (.13)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $19.49   $25.73   $30.59   $34.17   $25.69
===================================================================================================================

Total Return**                                                         -23.45%  -15.34%  -10.13%   33.50%   27.95%
===================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                  $1,154   $1,678   $2,643   $2,378   $1,479
  Ratio of Total Expenses to Average Net Assets                          0.17%    0.18%    0.19%    0.19%    0.19%
  Ratio of Net Investment Income to Average Net Assets                   0.87%    0.60%    0.36%    0.47%    0.62%
  Portfolio Turnover Rate                                                  10%      13%      17%      12%       5%
===================================================================================================================
 *Includes increases from redemption fees of $.02, $.02, $.01, $.01, and $.01.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

Tax-Managed Capital Appreciation Fund Admiral Shares
--------------------------------------------------------------------------------
                                                   Year Ended        Nov. 12* to
                                                     Dec. 31,           Dec. 31,
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period           2002               2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $51.79            $50.00
  Investment Operations
  Net Investment Income                                   .42              .064
  Net Realized and Unrealized Gain
    (Loss) on Investments**                            (12.53)            2.072
--------------------------------------------------------------------------------
    Total from Investment Operations                   (12.11)            2.136
--------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                   (.44)            (.346)
  Distributions from Realized Capital Gains                --                --
--------------------------------------------------------------------------------
    Total Distributions                                  (.44)            (.346)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $39.24            $51.79
================================================================================

Total ReturnY                                         -23.38%              4.26%
================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                   $741             $778
  Ratio of Total Expenses to Average Net Assets         0.11%            0.14%^^
  Ratio of Net Investment Income to
    Average Net Assets                                  0.95%            0.79%^^
  Portfolio Turnover Rate                                 10%              13%
================================================================================
 *Inception.
**Includes increases from redemption fees of $.03 and $.03.
 ^Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.

Tax-Managed Capital Appreciation Fund Institutional Shares
-------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended December 31,   Feb. 24* to
-----------------------------------------------------------------------------------------------------      Dec. 31,
For a Share Outstanding Throughout Each Period                               2002      2001      2000          1999
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $25.73    $30.59    $34.18        $26.32
Investment Operations
Net Investment Income                                                        .216      .188      .136          .129
Net Realized and Unrealized Gain (Loss) on Investments**                   (6.231)   (4.854)   (3.578)        7.877
-------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           (6.015)   (4.666)   (3.442)        8.006
-------------------------------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income                                        (.225)    (.194)    (.148)        (.146)
Distributions from Realized Capital Gains                                      --        --        --            --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.225)     (.194)    (.148)        (.146)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $19.49    $25.73    $30.59        $34.18
====================================================================================================================

Total ReturnY                                                             -23.37%   -15.26%   -10.07%        30.43%
====================================================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                         $106      $121      $210          $165
Ratio of Total Expenses to Average Net Assets                               0.08%     0.08%     0.10%       0.10%^^
Ratio of Net Investment Income to Average Net Assets                        0.98%     0.69%     0.46%       0.56%^^
Portfolio Turnover Rate                                                       10%       13%       17%           12%
===================================================================================================================

 *Inception.
**Includes increases from redemption fees of $.02, $.02, $.01, and $.01.
 ^Total returns do not reflect the 2% redemption fee on shares held less than year or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.

Tax-Managed Small-Cap Fund Investor Shares
-------------------------------------------------------------------------------------------------------------------
                                                                                                           Feb. 25*
                                                                                 Year Ended December 31,         to
                                                                                -------------------------  Dec. 31,
For a Share Outstanding Throughout Each Period                                   2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $14.92    $14.23    $12.61   $10.00
  Investment Operations
  Net Investment Income                                                          .092      .079      .074     .049
  Net Realized and Unrealized Gain (Loss) on Investments**                     (2.247)     .696     1.620    2.615
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                           (2.155)     .775     1.694    2.664
-------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                                          (.095)    (.085)    (.074)   (.054)
  Distributions from Realized Capital Gains                                        --        --        --       --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                         (.095)    (.085)    (.074)   (.054)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                 $12.67    $14.92    $14.23    $12.61
===================================================================================================================

Total Return^                                                                 -14.44%     5.44%    13.44%    26.28%
===================================================================================================================

Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                                            $601      $568      $368      $194
 Ratio of Total Expenses to Average Net Assets                                  0.17%     0.20%     0.20%   0.19%^^
 Ratio of Net Investment Income to Average Net Assets                           0.68%     0.63%     0.64%   0.70%^^
 Portfolio Turnover Rate                                                          21%       25%       64%       27%
===================================================================================================================

 *Initial share purchase date. Subscription period for the fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Includes increases from redemption fees of $.01, $0, $0, and $0.
 ^Total returns do not reflect the transaction fee on purchases (0.5% from April
  1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.

Tax-Managed Small-Cap Fund Institutional Shares
-------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended December 31,  Apr. 21* to
                                                                              ------------------------     Dec. 31,
For a Share Outstanding Throughout Each Period                                2002      2001      2000         1999
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                        $14.92    $14.23    $12.61      $10.76
-------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                       .105      .092      .085        .044
  Net Realized and Unrealized Gain (Loss) on Investments**                  (2.247)     .696     1.620       1.866
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        (2.142)     .788     1.705       1.910
-------------------------------------------------------------------------------------------------------------------
  Distributions
  Dividends from Net Investment Income                                       (.098)    (.098)    (.085)      (.060)
  Distributions from Realized Capital Gains                                     --         --       --          --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                      (.098)    (.098)    (.085)      (.060)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $12.68    $14.92    $14.23       $12.61
===================================================================================================================

Total Return^                                                              -14.36%     5.53%    13.53%       17.77%
===================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                         $29       $53       $46          $19
  Ratio of Total Expenses to Average Net Assets                              0.10%     0.10%     0.10%      0.10%^^
  Ratio of Net Investment Income to Average Net Assets                       0.74%     0.73%     0.76%      0.74%^^
  Portfolio Turnover Rate                                                      21%       25%       64%          27%
===================================================================================================================

 *Inception.
**Includes increases from redemption fees of $.01, $0, $0, and $0.
 ^Total returns do not reflect the transaction fee on purchases (0.5% from April
  1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.
                                                                              37

Tax-Managed International Fund Investor Shares
----------------------------------------------------------------------------------------------------------------------
                                                                                 Year Ended December 31,   Aug. 17* to
                                                                                -------------------------     Dec. 31,
For a Share Outstanding Throughout Each Period                                  2002      2001       2000         1999
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $7.79    $10.14     $11.96      $10.00
----------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                          .14      .111        .11         .03
  Net Realized and Unrealized Gain (Loss) on Investments**                     (1.36)   (2.336)     (1.82)       1.97
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                           (1.22)   (2.225)     (1.71)       2.00
----------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                                          (.14)    (.125)      (.11)       (.04)
  Distributions from Realized Capital Gains                                       --        --         --          --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                         (.14)    (.125)      (.11)       (.04)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                 $6.43    $ 7.79     $10.14       $11.96
======================================================================================================================

Total Return^                                                                -15.62%    -21.94%   -14.29%       20.01%
======================================================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                            $334       $327      $241         $135
Ratio of Total Expenses to Average Net Assets                                  0.31%      0.35%     0.35%      0.35%^^
Ratio of Net Investment Income to Average Net Assets                           2.04%      1.49%     1.24%      0.96%^^
Portfolio Turnover Rate                                                           7%        20%        5%           7%
----------------------------------------------------------------------------------------------------------------------

 *Inception.
**Includes increases from redemption fees of $.01, $0, $.01, and $0.
 ^Total returns do not reflect the transaction fee on purchases (0.25% from April 1, 2000, through March 31, 2002; 0.75% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.

Tax-Managed International Fund Institutional Shares
--------------------------------------------------------------------------------
                                                    Year Ended        Jan. 4* to
                                                      Dec. 31,          Dec. 31,
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period            2002              2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $7.79           $10.13
--------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                   .148             .123
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                    (1.361)          (2.329)
--------------------------------------------------------------------------------
    Total from Investment Operations                    (1.213)          (2.206)
--------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                   (.147)           (.134)
  Distributions from Realized Capital Gains                 --               --
--------------------------------------------------------------------------------
    Total Distributions                                  (.147)           (.134)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $6.43            $ 7.79
================================================================================
Total ReturnY                                          -15.52%           -21.77%
================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                     $47              $55
  Ratio of Total Expenses to Average Net Assets          0.20%          0.22%^^
  Ratio of Net Investment Income to Average Net Assets   2.16%          1.68%^^
  Portfolio Turnover Rate                                   7%              20%
================================================================================

 *Inception.
**Includes increases from redemption fees of $.01 and $0.
 ^Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
^^Annualized.

Notes to Financial Statements

Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and
Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
     The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. The Tax-Managed Balanced Fund offers only Investor Shares. Investor
Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.
     The Tax-Managed Balanced Fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.
     2.  Foreign   Currency:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).
     3. Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.
     6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At December 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                             Capital Contributed    Percentage     Percentage of
                                     to Vanguard       of Fund        Vanguard's
Tax-Managed Fund                           (000)    Net Assets    Capitalization
--------------------------------------------------------------------------------
Balanced                                    $ 78         0.02%             0.08%
Growth and Income                            352          0.02             0.35
Capital Appreciation                         402          0.02             0.40
Small-Cap                                    124          0.02             0.12
International                                 74          0.02             0.07
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The Tax-Managed Balanced Fund's investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund's management and administrative expenses. The fund's custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2002, these arrangements reduced management and administrative expenses by $15,000 and custodian fees by $2,000.
D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.
     During the year ended December 31, 2002, the Vanguard Tax-Managed Growth and Income Fund realized $5,058,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     During the year ended December 31, 2002, the Tax-Managed International Fund realized net foreign currency gains of $16,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. The fund also realized gains on sales of passive foreign investment companies of $10,000 that have been included in current and prior periods' taxable income; accordingly such gains have been reclassified from accumulated net realized gains to undistributed net investment income.
     At December 31, 2002, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:


-------------------------------------------------------------------------------------------------------------------
                                                  Amount Available for
                                                      Distribution                         Capital Losses
                                               --------------------------          --------------------------------
                                               Ordinary         Long-Term                        Expiration: Fiscal
                                                 Income      Capital Gain          Amount              Years Ending
Tax-Managed Fund                                  (000)             (000)           (000)              December 31,
-------------------------------------------------------------------------------------------------------------------
Balanced                                         $ 112*               ---        $ 28,436                 2005-2011
Growth and Income                               (384)**               ---         394,471                 2004-2011
Capital Appreciation                            (628)**               ---         443,154                 2004-2010
Small-Cap                                       (197)**               ---          43,444                 2007-2011
International                                   (196)**               ---          60,013                 2007-2011
-------------------------------------------------------------------------------------------------------------------

*Includes tax-exempt income of $89,000.
**Amount from the fund's December 2002 dividend payable in January 2003 that will be used to reduce required 2003 income dividends.

     At December 31, 2002, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

-------------------------------------------------------------------------------------------------------------------
                                                                                (000)
                                             ----------------------------------------------------------------------
                                                                                                     Net Unrealized
                                              Appreciated                  Depreciated                 Appreciation
Tax-Managed Fund                               Securities                   Securities               (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Balanced                                         $ 41,499                   $ (18,683)                    $ 22,816
Growth and Income                                 236,567                    (254,988)                     (18,421)
Capital Appreciation                              402,526                    (284,827)                     117,699
Small-Cap                                         100,147                     (66,430)                      33,717
International                                      11,276                    (128,982)                    (117,706)
-------------------------------------------------------------------------------------------------------------------

     The Tax-Managed International Fund had net unrealized foreign currency gains of $66,000 resulting from the translation of other assets and liabilities at December 31, 2002.

E. During the year ended December 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------
                                                            (000)
                                                --------------------------
Tax-Managed Fund                                Purchases           Sales
--------------------------------------------------------------------------
Balanced                                         $138,438        $ 95,119
Growth and Income                                 223,825         186,878
Capital Appreciation                              296,175         229,218
Small-Cap                                         253,422         137,118
International                                     104,941          27,783
--------------------------------------------------------------------------

F. The market value of securities on loan to broker/dealers at December 31, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                                (000)
                                                  ------------------------------
                                                   Market Value             Cash
                                                      of Loaned       Collateral
Tax-Managed Fund                                     Securities         Received
--------------------------------------------------------------------------------
Balanced                                                   $ 55            $ 119
Growth and Income                                           108              231
Capital Appreciation                                      2,585            4,129
Small-Cap                                                 8,367            9,095
International                                             9,863           10,471
--------------------------------------------------------------------------------

     The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                  Year Ended December 31,
                                            ------------------------------------
                                                  2002               2001
                                            -----------------  -----------------
                                              Amount  Shares     Amount   Shares
Tax-Managed Fund                               (000)   (000)      (000)    (000)
--------------------------------------------------------------------------------
Balanced
  Issued                                    $ 71,312   4,331   $ 68,161   3,864
  Issued in Lieu of Cash Distributions         9,614     605      9,344     553
  Redeemed*                                  (40,859) (2,569)   (32,434) (1,880)
                                            ------------------------------------
    Net Increase (Decrease)                   40,067   2,367     45,071   2,537
--------------------------------------------------------------------------------
Growth and Income
Investor Shares
  Issued                                   $ 150,458   6,864  $ 324,673  12,441
  Issued in Lieu of Cash Distributions        16,381     804     19,501     812
  Redeemed**                                (342,208) 15,869)  (743,255)(29,770)
                                            ------------------------------------
    Net Increase (Decrease)--
      Investor Shares                       (175,369) (8,201)  (399,081)(16,517)
                                            ------------------------------------
Admiral Shares
  Issued                                     227,266   5,042    505,285   9,871
  Issued in Lieu of Cash Distributions         6,429     155      1,422      28
                                            ------------------------------------
  Redeemed**                                 (77,667) (1,852)    (2,070)    (41)
                                            ------------------------------------
    Net Increase (Decrease)--Admiral Shares  156,028   3,345    504,637   9,858
                                            ------------------------------------
Institutional Shares
  Issued                                      65,035   2,752    119,708   4,676
  Issued in Lieu of Cash Distributions         2,082     102      1,152      48
                                            ------------------------------------
  Redeemed**                                 (10,211)   (494)   (38,144) (1,695)
                                            ------------------------------------
    Net Increase (Decrease)-
      Institutional Shares                    56,906   2,360     82,716   3,029
--------------------------------------------------------------------------------

*Net of redemption fees for 2002 and 2001 of $338,000 and $219,000, respectively.
**Net of redemption fees for 2002 and 2001 of $2,036,000 and $1,354,000, respectively (fund totals).

--------------------------------------------------------------------------------
                                                    Year Ended December 31,
                                              ----------------------------------
                                                    2002              2001
                                              --------------     ---------------
                                              Amount  Shares     Amount   Shares
Tax-Managed Fund                               (000)    (000)      (000)   (000)
--------------------------------------------------------------------------------
Capital Appreciation
Investor Shares
  Issued                                   $ 161,791   7,252  $ 464,981  17,203
  Issued in Lieu of Cash Distributions        10,694     551      9,757     375
  Redeemed*                                 (307,425)(13,791)  (987,012)(38,772)
                                           -------------------------------------
    Net Increase (Decrease)-
      Investor Shares                       (134,940) (5,988)  (512,274)(21,194)
                                           -------------------------------------
Admiral Shares
  Issued                                     260,923   5,607    783,881  15,280
  Issued in Lieu of Cash Distributions         6,265     160      3,869      74
  Redeemed*                                  (80,115) (1,918)   (16,698)   (324)
                                            ------------------------------------
    Net Increase (Decrease)-
      Admiral Shares                         187,073   3,849    771,052  15,030
                                            ------------------------------------
Institutional Shares
  Issued                                      16,774     829     41,064   1,551
  Issued in Lieu of Cash Distributions           564      29        526      20
  Redeemed*                                   (2,983)   (146)   (90,181) (3,730)
                                             -----------------------------------
    Net Increase (Decrease)-
      Institutional Shares                    14,355     712    (48,591) (2,159)
--------------------------------------------------------------------------------
Small-Cap
Investor Shares
  Issued                                    $165,515  11,625   $187,985  13,417
  Issued in Lieu of Cash Distributions         3,630     287      2,652     176
  Redeemed**                                 (33,739) (2,556)   (17,587) (1,318)
                                            ------------------------------------
    Net Increase (Decrease)-
      Investor Shares                        135,406   9,356    173,050  12,275
                                            ------------------------------------
Institutional Shares
  Issued                                       5,208     416     10,070     685
  Issued in Lieu of Cash Distributions           102       8        281      19
  Redeemed**                                 (22,548) (1,679)    (5,041)   (359)
                                            ------------------------------------
  Net Increase (Decrease)-
    Institutional Shares                     (17,238) (1,255)     5,310     345
--------------------------------------------------------------------------------
International
Investor Shares
  Issued                                    $123,341  17,238   $193,025  22,255
  Issued in Lieu of Cash Distributions         5,637     899      3,770     486
  Redeemed^                                  (55,232) (8,132)   (35,021) (4,449)
                                            ------------------------------------
    Net Increase (Decrease)-
      Investor Shares                         73,746  10,005    161,774  18,292
                                            ------------------------------------
Institutional Shares
  Issued                                          --      --     69,267   6,955
  Issued in Lieu of Cash Distributions         1,040     166        932     120
  Redeemed^                                       --      --         --      --
                                             -----------------------------------
    Net Increase (Decrease)-
      Institutional Shares                     1,040     166     70,199   7,075
--------------------------------------------------------------------------------
 *Net of redemption fees for 2002 and 2001 of $1,686,000 and $1,306,000, respectively (fund totals).
**Net of redemption fees for 2002 and 2001 of $613,000 and $166,000, respectively (fund totals).
 ^Net of redemption fees for 2002 and 2001 of $415,000 and $187,000, respectively (fund totals).

Report of Independent Accountants

To the Shareholders and Trustees of Vanguard Tax-Managed Funds:

In our opinion, the statements of net assets appearing in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed Balanced Fund,
Tax-Managed  Growth and Income  Fund,  Tax-Managed  Capital  Appreciation  Fund,
Tax-Managed Small-Cap Fund, and Tax-Managed International Fund (constituting Vanguard Tax-Managed Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 5, 2003

Special 2002 Tax Information
  (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     The Tax-Managed Balanced Fund designates 81.88% of its income dividends as exempt-interest dividends.

     The Tax-Managed International Fund has elected to pass through to shareholders the credit for taxes paid in foreign countries. Shareholders receive detailed information on foreign income and foreign tax per share by country along with their 2002 Form 1099-DIV.

     For corporate shareholders,  the following percentages of investment income
(dividend   income  plus   short-term   gains,   if  any)   qualifies   for  the
dividends-received deduction.

------------------------------------------------------------------
                                                        Percentage
------------------------------------------------------------------
Tax-Managed Balanced Fund                                    100%*
Tax-Managed Growth and Income Fund                           100
Tax-Managed Capital Appreciation Fund                        100
Tax-Managed Small-Cap Fund                                   100
------------------------------------------------------------------
*The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Investing Is Fast and Easy on Vanguard.com

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it's getting better all the time.

Manage Your Investments With Ease
Log on to Vanguard.com and:
* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.
*    Check your overall asset allocation, no matter where your assets are held.
*    Compare your holdings with industry benchmarks.
*    Analyze your personal performance.
* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)
* Set up a Watch List to make it easy to track funds and securities of interest. Plan Your Investments With Confidence Go to our Planning & Advice and Research Funds & Stocks sections and:
* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.
*    Find out how much you should save for retirement and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

[graphic]
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

NAME                     POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)          (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE    OVERSEEN BY TRUSTEE/OFFICER)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*         Chairman of the Board,              Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)                   Chief Executive Officer,            of The Vanguard Group, Inc., and of each of the investment companies
May 1987                 and Trustee                         served by The Vanguard Group.
                         (112)
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
CHARLES D. ELLIS         Trustee                             The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                   (112)                               to Greenwich Associates (international business strategy consulting);
January 2001                                                 Successor Trustee of Yale University; Overseer of the Stern School of
                                                             Business at New York University; Trustee of the Whitehead Institute
                                                             for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA           Trustee                             Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                   (90)                                Chairman (January-September 1999), and Vice President (prior to
                                                             December 2001 September 1999) of Rohm and Haas Co.(chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                             (communications components); Board Member of the American Chemistry
                                                             Council; Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN   Trustee                             Vice President, Chief Information Officer, and Member of the Executive
(1950)                   (112)                               Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                                                             July 1998 Director of the Medical Center at Princeton and Women's
                                                             Research and Education Institute.

------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL        Trustee                             Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                   (110)                               Director of Vanguard Investment Series plc (Irish investment fund)
                                                             (since May 1977 November 2001), Vanguard Group (Ireland) Limited (Irish
                                                             investment management firm) (since November 2001), Prudential Insurance
                                                             Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                                             (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Jr.    Trustee                             Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                   (112)                               Industries, Inc. (forklift trucks/housewares/lignite); Director of
                                                             Goodrich January 1993 Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON       Trustee                             Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                   (112)                               (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                             April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                             (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS       PRINCIPAL OCCUPATION(S)
TRUSTEE/OFFICER  SINCE     OVERSEEN BY TRUSTEE/OFFICER)    DURING THE PAST FIVE YEARS

EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (109)                           (since September 1997); Secretary of The Vanguard Group and of
                                                           June 2001 each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).


THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (109)                           investment companies served by The Vanguard Group.
July 1998

------------------------------------------------------------------------------------------------------------------------------------
* Officers of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.    F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.      Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.          Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.           George U. Sauter, Quantitative Equity Group.

--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard,  The  Vanguard  Group,  Vanguard.com,   Admiral,   Consolidated  View,
Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP[R]
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.


All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
WWW.VANGUARD.COM

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

(C)2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q870 022003

Vanguard Tax-Managed Funds(R)

Annual Report * December 31, 2002

Statement of Net Assets

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report.

     This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund's municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------
Contents

Tax-Managed Balanced Fund                       1
Tax-Managed Growth and Income Fund              12
Tax-Managed Capital Appreciation Fund           18
Tax-Managed Small-Cap Fund                      25
Tax-Managed International Fund                  32
--------------------------------------------------
-------------------------------------------------
                                           Market
Tax-Managed                                Value*
Balanced Fund                   Shares      (000)
-------------------------------------------------
COMMON STOCKS (47.1%)
-------------------------------------------------

* Microsoft Corp.                                                107,300   5,547

  General Electric Co.                                           226,809   5,523

  ExxonMobil Corp.                                               146,644   5,124

  Pfizer, Inc.                                                   149,425   4,568

  Citigroup, Inc.                                                124,397   4,378

  Johnson & Johnson                                               72,032   3,869

  Wal-Mart Stores, Inc.                                           65,600   3,313

  American International Group, Inc.                              55,806   3,228

  International Business  Machines Corp.                          38,600   2,992

  Merck & Co., Inc.                                               48,400   2,740

  Procter & Gamble Co.                                            27,500   2,363

* Cisco Systems, Inc.                                            179,500   2,351

  Intel Corp.                                                    149,500   2,328

  The Coca-Cola Co.                                               50,200   2,200

  Bank of America Corp.                                           30,705   2,136

  Verizon Communications                                          51,100   1,980

  PepsiCo, Inc.                                                   44,300   1,870

  Wells Fargo & Co.                                               38,400   1,800

  SBC Communications Inc.                                         61,944   1,679

* Viacom Inc. Class B                                             39,471   1,609

  Philip Morris Cos., Inc.                                        39,000   1,581

* Dell Computer Corp.                                             57,600   1,540

* Amgen, Inc.                                                     29,800   1,441

  ChevronTexaco Corp.                                             21,419   1,424

  Medtronic, Inc.                                                 30,700   1,400

  Pharmacia Corp.                                                 32,875   1,374

  Home Depot, Inc.                                                56,500   1,354

  Fannie Mae                                                      20,800   1,338

  AOL Time Warner Inc.                                            93,210   1,221

  Abbott Laboratories                                             30,000   1,200

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------
* Oracle Corp.                                                   107,900   1,165

  Eli Lilly & Co.                                                 17,300   1,099

  American Express Co.                                            31,000   1,096

  Freddie Mac                                                     17,100   1,010

  Wyeth                                                           26,700     999

  Morgan Stanley                                                  23,960     956

  Wachovia Corp.                                                  23,300     849

  Merrill Lynch & Co., Inc.                                       22,300     846

  Hewlett-Packard Co.                                             48,012     833

  3M Co.                                                           6,500     801

* QUALCOMM Inc.                                                   21,600     786

  Lowe's Cos., Inc.                                               20,700     776

  Walgreen Co.                                                    26,100     762

  Cardinal Health, Inc.                                           12,490     739

  The Walt Disney Co.                                             44,600     727

  ConocoPhillips                                                  14,876     720

  Bank One Corp.                                                  19,664     719

  Anheuser-Busch Cos., Inc.                                       14,800     716

* Comcast Corp. Class A                                           29,916     705

  J.P. Morgan Chase & Co.                                         28,800     691

* Liberty Media Corp.                                             76,628     685

  United Parcel Service, Inc.                                     10,800     681

  The Boeing Co.                                                  20,640     681

  BellSouth Corp.                                                 25,400     657

  Fifth Third Bancorp                                             11,100     650

  UnitedHealth Group Inc.                                          7,700     643

  U.S. Bancorp                                                    29,800     632

* Comcast Corporation Special Class A                             27,492     621

  Bristol-Myers Squibb Co.                                        26,800     620

* Applied Materials, Inc.                                         46,500     605

  Kimberly-Clark Corp.                                            12,572     597

  Lockheed Martin Corp.                                           10,300     595

* Clear Channel Communications, Inc.                              15,730     587

  HCA Inc.                                                        14,102     585

  MBNA Corp.                                                      30,400     578

  Sysco Corp.                                                     19,300     575

  Gillette Co.                                                    18,800     571

  First Data Corp.                                                15,968     565

  Prudential Financial, Inc.                                      17,600     559

  McDonald's Corp.                                                34,400     553

  Washington Mutual, Inc.                                         15,671     541

  Texas Instruments, Inc.                                         34,500     518

  AT&T Corp.                                                      19,731     515

  E.I. du Pont de Nemours & Co.                                   12,100     513

  The Goldman Sachs Group, Inc.                                    7,300     497

* Kohl's Corp.                                                     8,800     492

* Forest Laboratories, Inc.                                        5,000     491

  FedEx Corp.                                                      9,000     488

  SLM Corp.                                                        4,600     478

  AFLAC Inc.                                                      15,600     470

  Alcoa Inc.                                                      20,088     458

  Schering-Plough Corp.                                           20,300     451

  Illinois Tool Works, Inc.                                        6,900     448

* Boston Scientific Corp.                                         10,500     446

  General Dynamics Corp.                                           5,600     444

  Colgate-Palmolive Co.                                            8,400     440

  Harley-Davidson, Inc.                                            9,300     430

* EMC Corp.                                                       68,000     418

  Lehman Brothers Holdings, Inc.                                   7,800     416

  Waste Management, Inc.                                          17,901     410

  Charles Schwab Corp.                                            37,650     409

  State Street Corp.                                              10,400     406

* AT&T Wireless Services Inc.                                     71,569     404

* Costco Wholesale Corp.                                          14,400     404

  United Technologies Corp.                                        6,500     403

  Union Pacific Corp.                                              6,659     399

  Target Corp.                                                    13,200     396

* The Kroger Co.                                                  25,600     396

  Anadarko Petroleum Corp.                                         8,196     393

* Safeway, Inc.                                                   15,934     372

  Baker Hughes, Inc.                                              11,540     371

* Cendant Corp.                                                   35,195     369

  Southwest Airlines Co.                                          26,218     364

* WellPoint Health Networks Inc. Class A                          5,100     363

* Travelers Property Casualty Corp. Class A                       24,698     362

  The Hartford Financial Services Group Inc.                       7,900     359

  Newmont Mining Corp.(Holding Company)                           12,289     357

  Automatic Data Processing, Inc.                                  9,000     353

* eBay Inc.                                                        5,200     353

* Bed Bath & Beyond, Inc.                                         10,200     352

  Maxim Integrated Products, Inc.                                 10,600     350

* General Motors Corp. Class H                                    32,562     348

* Staples, Inc.                                                   18,937     347

  Praxair, Inc.                                                    5,900     341

  The Principal Financial Group, Inc.                             11,000     331

  Golden West Financial Corp.                                      4,600     330

  Stryker Corp.                                                    4,900     329

* Agilent Technologies, Inc.                                      18,263     328

  Progressive Corp. of Ohio                                        6,600     328

* Guidant Corp.                                                   10,600     327

* Intuit, Inc.                                                     6,900     324

* Zimmer Holdings, Inc.                                            7,770     323

* Lexmark International, Inc.                                      5,300     321

  Wm. Wrigley Jr. Co.                                              5,800     318

* Analog Devices, Inc.                                            13,334     318

* Anthem, Inc.                                                     5,036     317

  The Gap, Inc.                                                   20,325     315

* Sun Microsystems, Inc.                                         100,300     312

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------
  Burlington Resources, Inc.                                       7,300     311

  Mattel, Inc.                                                    16,080     308

  Northrop Grumman Corp.                                           3,159     306

* NEXTEL Communications, Inc.                                     26,300     304

  Metropolitan Life Insurance Co.                                 11,200     303

* Concord EFS, Inc.                                               19,050     300

* St. Jude Medical, Inc.                                           7,484     297

  John Hancock Financial Services, Inc.                           10,600     296

* Tenet Healthcare Corp.                                          17,990     295

  Biomet, Inc.                                                    10,225     293

* KLA-Tencor Corp.                                                 8,200     290

  Norfolk Southern Corp.                                          14,500     290

* Starbucks Corp.                                                 14,200     289

  Apache Corp.                                                     5,070     289

* Genentech, Inc.                                                  8,600     285

* Xerox Corp.                                                     35,400     285

* Xilinx, Inc.                                                    13,800     284

* Yum! Brands, Inc.                                               11,700     283

  Danaher Corp.                                                    4,300     283

* International Game Technology                                    3,700     281

* Yahoo! Inc.                                                     17,100     280

  Duke Energy Corp.                                               14,000     274

* SunGard Data Systems, Inc.                                      11,600     273

  Devon Energy Corp.                                               5,890     270

* Cox Communications, Inc. Class A                                 9,500     270

  Paychex, Inc.                                                    9,650     269

* Affiliated Computer Services, Inc. Class A                       5,100     269

  Motorola, Inc.                                                  30,806     266

  Honeywell International Inc.                                    11,100     266

* Fiserv, Inc.                                                     7,825     266

* Best Buy Co., Inc.                                              10,850     262

* EchoStar Communications Corp. Class A                           11,700     260

  Marriott International, Inc. Class A                             7,900     260

  Allstate Corp.                                                   7,000     259

  CSX Corp.                                                        9,100     258

* Veritas Software Corp.                                          16,419     256

  MBIA, Inc.                                                       5,800     254

* PG&E Corp.                                                      18,300     254

  M & T Bank Corp.                                                 3,200     254

  Aetna Inc.                                                       6,169     254

  Burlington Northern Santa Fe Corp.                               9,738     253

* Altera Corp.                                                    20,500     253

  Northern Trust Corp.                                             7,200     252

* Symantec Corp.                                                   6,200     251

* Apollo Group, Inc. Class A                                       5,700     251

  Baxter International, Inc.                                       8,900     249

  Loews Corp.                                                      5,600     249

* Computer Sciences Corp.                                          7,200     247

* BJ Services Co.                                                  7,600     246

  Adobe Systems, Inc.                                              9,900     246

  Franklin Resources Corp.                                         7,200     245

  Cintas Corp.                                                     5,350     245

  Bear Stearns Co., Inc.                                           4,100     244

* BMC Software, Inc.                                              14,200     243

* Federated Department Stores, Inc.                                8,400     242

  Microchip Technology, Inc.                                       9,800     240

* Electronic Arts Inc.                                             4,800     239

  Capital One Financial Corp.                                      8,000     238

  ITT Industries, Inc.                                             3,900     237

  EOG Resources, Inc.                                              5,900     236

* American Standard Cos., Inc.                                     3,300     235

* Apple Computer, Inc.                                            16,300     234

  Countrywide Financial Corp.                                      4,500     232

  Coca-Cola Enterprises, Inc.                                     10,700     232

* PeopleSoft, Inc.                                                12,600     231

  CVS Corp.                                                        9,128     228

  Moody's Corp.                                                    5,500     227

* Jones Apparel Group, Inc.                                        6,400     227

* Office Depot, Inc.                                              15,200     224

* DST Systems, Inc.                                                6,300     224

  Mylan Laboratories, Inc.                                         6,400     223

* Unisys Corp.                                                    22,500     223

  The Clorox Co.                                                   5,400     223

  CenturyTel, Inc.                                                 7,575     223

* USA Interactive                                                  9,700     222

* Novellus Systems, Inc.                                           7,900     222

* Whole Foods Market, Inc.                                         4,200     221

  The Pepsi Bottling Group, Inc.                                   8,600     221

  ENSCO International, Inc.                                        7,500     221

* Citizens Communications Co.                                     20,737     219

* Edison International                                            18,400     218

  Valero Energy Corp.                                              5,900     218

  AmerisourceBergen Corp.                                          4,000     217

* Micron Technology, Inc.                                         22,300     217

  Mellon Financial Corp.                                           8,300     217

  Ambac Financial Group, Inc.                                      3,850     217

* Pactiv Corp.                                                     9,900     216

  FleetBoston Financial Corp.                                      8,900     216

  Starwood Hotels & Resorts Worldwide, Inc.                        9,101     216

  Hilton Hotels Corp.                                             16,979     216

* Amazon.com, Inc.                                                11,400     215

* Fox Entertainment Group, Inc.  Class A                           8,300     215

* Thermo Electron Corp.                                           10,675     215

* BEA Systems, Inc.                                               18,700     214

* Brinker International, Inc.                                      6,650     214

  Sigma-Aldrich Corp.                                              4,400     214

* AutoZone Inc.                                                    3,000     212

  Torchmark Corp.                                                  5,800     212

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

  Health Management Associates  Class A                           11,812     211

  Kinder Morgan, Inc.                                              5,000     211

  Linear Technology Corp.                                          8,200     211

* Harrah's Entertainment, Inc.                                     5,300     210

* Gentex Corp.                                                     6,600     209

* Varian Medical Systems, Inc.                                     4,200     208

* Univision Communications Inc.                                    8,500     208

* Coach, Inc.                                                      6,300     207

  IMS Health, Inc.                                                12,900     206

  W.W. Grainger, Inc.                                              4,000     206

* Quest Diagnostics, Inc.                                          3,600     205

  Sovereign Bancorp, Inc.                                         14,500     204

* Watson Pharmaceuticals, Inc.                                     7,200     204

* King Pharmaceuticals, Inc.                                      11,800     203

  Liz Claiborne, Inc.                                              6,800     202

* Smurfit-Stone Container Corp.                                   13,088     201

* Biogen, Inc.                                                     5,000     200

  XTO Energy, Inc.                                                 8,100     200

  Archer-Daniels-Midland Co.                                      16,121     200

* Cablevision Systems-NY Group Class A                            11,894     199

* Synopsys, Inc.                                                   4,300     198

  MGIC Investment Corp.                                            4,800     198

* Jabil Circuit, Inc.                                             11,000     197

* Network Appliance, Inc.                                         19,600     196

  Expeditors International of Washington, Inc.                     6,000     196

* Mohawk Industries, Inc.                                          3,400     194

* Caremark Rx, Inc.                                               11,900     193

  Radian Group, Inc.                                               5,200     193

  Rockwell Collins, Inc.                                           8,300     193

* Republic Services, Inc. Class A                                  9,200     193

* Dean Foods Co.                                                   5,200     193

* Laboratory Corp. of America  Holdings                            8,300     193

* National Semiconductor Corp.                                    12,700     191

* Health Net Inc.                                                  7,200     190

  Ocean Energy, Inc.                                               9,500     190

* MedImmune Inc.                                                   6,900     187

  Fastenal Co.                                                     5,000     187

  The Bank of New York Co., Inc.                                   7,800     187

* Westwood One, Inc.                                               5,000     187

  NIKE, Inc. Class B                                               4,200     187

* Phelps Dodge Corp.                                               5,900     187

* Smith International, Inc.                                        5,700     186

* Chiron Corp.                                                     4,940     186

  Centex Corp.                                                     3,700     186

* Allied Waste Industries, Inc.                                   18,500     185

  Legg Mason Inc.                                                  3,800     184

  Black & Decker Corp.                                             4,300     184

* The Cheesecake Factory                                           5,100     184

* Patterson-UTI Energy, Inc.                                       6,100     184

* SPX Corp.                                                        4,900     184

* Lincare Holdings, Inc.                                           5,800     183

* Genzyme Corp.-General Division                                   6,200     183

  The PMI Group Inc.                                               6,100     183

* Owens-Illinois, Inc.                                            12,500     182

  NSTAR                                                            4,100     182

  Pulte Homes, Inc.                                                3,800     182

* Williams-Sonoma, Inc.                                            6,700     182

  Rowan Cos., Inc.                                                 8,000     182

  Darden Restaurants Inc.                                          8,850     181

  Outback Steakhouse                                               5,250     181

  Stilwell Financial, Inc.                                        13,800     180

* L-3 Communications Holdings, Inc.                                4,000     180

* Cooper Cameron Corp.                                             3,600     179

* American Power Conversion Corp.                                 11,800     179

* Oxford Health Plans, Inc.                                        4,900     179

* Iron Mountain, Inc.                                              5,400     178

  Rouse Co. REIT                                                   5,600     178

* Pioneer Natural Resources Co.                                    7,000     177

  Noble Energy, Inc.                                               4,700     176

* Reebok International Ltd.                                        6,000     176

* Celgene Corp.                                                    8,200     176

* QLogic Corp.                                                     5,100     176

* Dollar Tree Stores, Inc.                                         7,150     176

* Cadence Design Systems, Inc.                                    14,900     176

  Lennar Corp.                                                     3,400     175

* CDW Computer Centers, Inc.                                       4,000     175

  ServiceMaster Co.                                               15,800     175

  C.H. Robinson Worldwide, Inc.                                    5,600     175

* Smithfield Foods, Inc.                                           8,800     175

* UTStarcom, Inc.                                                  8,800     175

* Siebel Systems, Inc.                                            23,310     174

* Waters Corp.                                                     8,000     174

  Neuberger Berman Inc.                                            5,200     174

* Broadcom Corp.                                                  11,500     173

* Express Scripts Inc.                                             3,600     173

  Emerson Electric Co.                                             3,400     173

  RadioShack Corp.                                                 9,200     172

  Manpower Inc.                                                    5,400     172

* Lamar Advertising Co. Class A                                    5,100     172

  DENTSPLY International Inc.                                      4,600     171

* Tellabs, Inc.                                                   23,500     171

  Amerada Hess Corp.                                               3,100     171

* Apogent Technologies Inc.                                        8,200     171

* Convergys Corp.                                                 11,200     170

* Advanced Micro Devices, Inc.                                    26,200     169

* Robert Half International, Inc.                                 10,500     169

* The Dun & Bradstreet Corp.                                       4,900     169

* Alliant Techsystems, Inc.                                        2,700     168

  Pogo Producing Co.                                               4,500     168

* Energizer Holdings, Inc.                                         6,000     167
4

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

  Kerr-McGee Corp.                                                 3,774     167

* JDS Uniphase Corp.                                              67,600     167

  Estee Lauder Cos. Class A                                        6,300     166

* AutoNation, Inc.                                                13,200     166

* IVAX Corp.                                                      13,637     165

  Zions Bancorp                                                    4,200     165

* LaBranche & Co. Inc.                                             6,200     165

  ALLTEL Corp.                                                     3,230     165

* Markel Corp.                                                       800     164

  Tyson Foods, Inc.                                               14,631     164

* Medicis Pharmaceutical Corp.                                     3,300     164

* Jacobs Engineering Group Inc.                                    4,600     164

* First Health Group Corp.                                         6,700     163

  Plum Creek Timber Co. Inc. REIT                                  6,900     163

  Georgia Pacific Group                                           10,072     163

* NVR, Inc.                                                          500     163

* Barr Laboratories, Inc.                                          2,500     163

* Universal Health Services Class B                                3,600     162

* Henry Schein, Inc.                                               3,600     162

* Patterson Dental Co.                                             3,700     162

* Freeport-McMoRan Copper & Gold, Inc. Class B                     9,600     161

* Columbia Sportswear Co.                                          3,600     160

* MGM Mirage, Inc.                                                 4,814     159

* Saks Inc.                                                       13,500     158

* National-Oilwell, Inc.                                           7,200     157

* Ceridian Corp.                                                  10,900     157

* Mettler-Toledo International Inc.                                4,900     157

  Leucadia National Corp.                                          4,200     157

* Sealed Air Corp.                                                 4,200     157

* Lear Corp.                                                       4,700     156

  Alberto-Culver Co. Class B                                       3,100     156

* Swift Transportation Co., Inc.                                   7,800     156

* Park Place Entertainment Corp.                                  18,500     155

* Newfield Exploration Co.                                         4,300     155

* Pride International, Inc.                                       10,400     155

* Certegy, Inc.                                                    6,300     155

* Sabre Holdings Corp.                                             8,540     155

* PETsMART, Inc.                                                   9,000     154

* CarMax, Inc.                                                     8,603     154

* Teradyne, Inc.                                                  11,800     154

* GTECH Holdings Corp.                                             5,500     153

  Dana Corp.                                                      13,000     153

* Vishay Intertechnology, Inc.                                    13,600     152

* Career Education Corp.                                           3,800     152

  Peabody Energy Corp.                                             5,200     152

* Grant Prideco, Inc.                                             13,015     151

* Catellus Development Corp.                                       7,600     151

  Telephone & Data Systems, Inc.                                   3,200     150

* Michaels Stores, Inc.                                            4,800     150

* Foot Locker, Inc.                                               14,300     150

  Lyondell Chemical Co.                                           11,800     149

* Toys R Us, Inc.                                                 14,900     149

  Molex, Inc.                                                      6,466     149

  Dollar General Corp.                                            12,460     149

  Nucor Corp.                                                      3,600     149

  Precision Castparts Corp.                                        6,100     148

  Reynolds & Reynolds Class A                                      5,800     148

  Federated Investors, Inc.                                        5,800     147

* Constellation Brands, Inc. Class A                               6,200     147

  The St. Joe Co.                                                  4,900     147

  Roslyn Bancorp, Inc.                                             8,150     147

* Mandalay Resort Group                                            4,800     147

  Transatlantic Holdings, Inc.                                     2,200     147

* NCR Corp.                                                        6,168     146

  E.W. Scripps Co. Class A                                         1,900     146

* Millipore Corp.                                                  4,300     146

* Varco International, Inc.                                        8,400     146

* Host Marriott Corp. REIT                                        16,500     146

  Fluor Corp.                                                      5,200     146

* Big Lots Inc.                                                   11,000     146

* Entercom Communications Corp.                                    3,100     145

* HealthSouth Corp.                                               34,600     145

  HCC Insurance Holdings, Inc.                                     5,900     145

* Rite Aid Corp.                                                  59,100     145

  Eaton Vance Corp.                                                5,100     144

* Navistar International Corp.                                     5,900     143

* BISYS Group, Inc.                                                9,000     143

  Brunswick Corp.                                                  7,200     143

* SICOR, Inc.                                                      9,000     143

  Dow Chemical Co.                                                 4,800     143

* Weight Watchers International, Inc.                              3,100     143

* Timberland Co.                                                   4,000     142

* Forest Oil Corp.                                                 5,100     141

* 3Com Corp.                                                      30,400     141

  Investors Financial Services Corp.                               5,100     140

* FMC Technologies Inc.                                            6,803     139

  Marsh & McLennan Cos., Inc.                                      3,000     139

  Reinsurance Group of America, Inc.                               5,100     138

  Hasbro, Inc.                                                    11,925     138

  Winn-Dixie Stores, Inc.                                          9,000     138

* AGCO Corp.                                                       6,200     137

* Arrow Electronics, Inc.                                         10,700     137

* Packaging Corp. of America                                       7,500     137

  Helmerich & Payne, Inc.                                          4,900     137

* BearingPoint, Inc.                                              19,800     137

  D. R. Horton, Inc.                                               7,850     136

* Performance Food Group Co.                                       4,000     136

* Hispanic Broadcasting Corp.                                      6,600     136

  General Motors Corp.                                             3,679     136

* Krispy Kreme Doughnuts, Inc.                                     4,000     135

  Northeast Utilities                                              8,900     135

  Herman Miller, Inc.                                              7,300     134

  Clayton Homes Inc.                                              11,000     134

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

* BlackRock, Inc.                                                  3,400     134

* Toll Brothers, Inc.                                              6,600     133

  BB&T Corp.                                                       3,600     133

* Investment Technology Group, Inc.                                5,950     133

  Diamond Offshore Drilling, Inc.                                  6,000     131

* CNA Financial Corp.                                              5,100     131

* Shaw Group, Inc.                                                 7,900     130

* BJ's Wholesale Club, Inc.                                        7,100     130

  Total System Services, Inc.                                      9,600     130

* BOK Financial Corp.                                              4,000     130

* IndyMac Bancorp, Inc. REIT                                       7,000     129

  PepsiAmericas, Inc.                                              9,600     129

* Metro-Goldwyn-Mayer Inc.                                         9,900     129

  Caterpillar, Inc.                                                2,800     128

* Qwest Communications International Inc.                         25,551     128

  Wesco Financial Corp.                                              410     127

* Cimarex Energy Co.                                               7,085     127

* Alleghany Corp.                                                    714     127

* LAM Research Corp.                                              11,700     126

* JetBlue Airways Corp.                                            4,650     126

* Sanmina-SCI Corp.                                               27,808     125

* Furniture Brands International Inc.                              5,200     124

* AK Steel Corp.                                                  15,500     124

* Ingram Micro, Inc. Class A                                      10,000     124

  Delta Air Lines, Inc.                                           10,200     123

* Polycom, Inc.                                                   12,900     123

* Scotts Co.                                                       2,500     123

* Polo Ralph Lauren Corp.                                          5,600     122

  Tootsie Roll Industries, Inc.                                    3,925     120

  National City Corp.                                              4,400     120

* American Eagle Outfitters, Inc.                                  8,700     120

* Gateway, Inc.                                                   38,100     120

  Martin Marietta Materials, Inc.                                  3,900     120

* NVIDIA Corp.                                                    10,300     119

* Valassis Communications, Inc.                                    4,000     118

* U.S. Cellular Corp.                                              4,700     118

* Barnes & Noble, Inc.                                             6,500     117

* Hercules, Inc.                                                  13,300     117

* DeVry, Inc.                                                      7,000     116

* Tech Data Corp.                                                  4,300     116

* Sprint PCS                                                      26,300     115

  Skywest, Inc.                                                    8,700     114

  Becton, Dickinson & Co.                                          3,700     114

* Hearst-Argyle Television Inc.                                    4,700     113

* AMR Corp.                                                       17,000     112

  McKesson Corp.                                                   4,100     111

  Kellogg Co.                                                      3,200     110

* IDEC Pharmaceuticals Corp.                                       3,300     109

* Citrix Systems, Inc.                                             8,800     108

* Andrx Group                                                      7,253     106

  Nationwide Financial Services, Inc.                              3,700     106

  The MONY Group Inc.                                              4,400     105

  Monsanto Co.                                                     5,454     105

  Southern Co.                                                     3,600     102

* Avnet, Inc.                                                      9,100      99

* Continental Airlines, Inc. Class B                              13,300      96

  Sprint Corp.                                                     6,400      93

  NiSource, Inc.                                                   4,577      92

  Albertson's, Inc.                                                4,100      91

* RF Micro Devices, Inc.                                          12,300      90

  Visteon Corp.                                                   12,793      89

  Circuit City Stores, Inc.                                       11,800      88

* PanAmSat Corp.                                                   5,944      87

  Ford Motor Co.                                                   9,265      86

* ADC Telecommunications, Inc.                                    40,000      84

* Travelers Property Casualty Corp. Class B                        5,679      83

* ICOS Corp.                                                       3,400      80

* Solectron Corp.                                                 21,400      76

* Northwest Airlines Corp. Class A                                10,200      75

  SunTrust Banks, Inc.                                             1,300      74

  21st Century Insurance Group                                     5,800      73

* Flowserve Corp.                                                  4,900      72

  Dominion Resources, Inc.                                         1,290      71

* Corning, Inc.                                                   21,300      71

  OM Group, Inc.                                                  10,100      69

  Exelon Corp.                                                     1,300      69

* LSI Logic Corp.                                                 11,500      66

* Abercrombie & Fitch Co.                                          3,200      65

  R.J. Reynolds Tobacco Holdings, Inc.                             1,501      63

* AES Corp.                                                       20,200      61

  St. Paul Cos., Inc.                                              1,700      58

* Providian Financial Corp.                                        8,800      57

* KEMET Corp.                                                      6,500      57

* Calpine Corp.                                                   17,000      55

  Williams Cos., Inc.                                             19,764      53

* United Rentals, Inc.                                             4,900      53

  Scana Corp.                                                      1,400      43

  Computer Associates International, Inc.                          3,046      41

  ProLogis REIT                                                    1,565      39

* Lucent Technologies, Inc.                                       30,541      38

* Mirant Corp.                                                    20,300      38

* Compuware Corp.                                                  7,900      38

  Newell Rubbermaid, Inc.                                          1,218      37

  Belo Corp. Class A                                               1,400      30

  Limited Brands, Inc.                                             2,138      30

  Sealed Air Corp. Cvt. Pfd.                                         617      26

  Delphi Corp.                                                     2,935      24

  Beckman Coulter, Inc.                                              800      24

  Cinergy Corp.                                                      700      24

  FirstEnergy Corp.                                                  700      23

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------
  Instinet Group Inc.                                              4,900      21

  Electronic Data Systems Corp.                                    1,100      20

  Autodesk, Inc.                                                   1,400      20

* Atmel Corp.                                                      8,100      18

  Nordstrom, Inc.                                                    900      17

  PNC Financial Services Group                                       400      17

* Brocade Communications  Systems, Inc.                            3,500      14

* Agere Systems Inc. Class A                                       9,093      13

* Cypress Semiconductor Corp.                                      2,200      13

  TXU Corp.                                                          600      11

  First Tennessee National Corp.                                     300      11

  Xcel Energy, Inc.                                                  900      10

  El Paso Corp.                                                      300       9

* Rent-A-Center, Inc.                                                100       5

  StanCorp Financial Group, Inc.                                     100       5

* Borders Group, Inc.                                                200       3

  AmerUs Group Co.                                                   100       3

* Avaya Inc.                                                         800       2

  Trizec Properties, Inc. REIT                                       200       2

  Allegheny Technologies Inc.                                        200       1

* Allmerica Financial Corp.                                          100       1

* Amkor Technology, Inc.                                             200       1

  Aquila, Inc.                                                       400       1

  Dynegy, Inc.                                                       600       1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $186,876)                                      195,656
--------------------------------------------------------------------------------
                                                                    Face
                                                                  Amount
                                                                   (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (52.4%)
--------------------------------------------------------------------------------

Alaska (1.3%)
Matanuska-Susitna Borough AK GO
5.50%, 3/1/2012 (3)                                               $1,695   1,946
Valdez AK Marine Terminal Rev.
(Exxon Pipeline Co.) VRDO
1.70%, 1/2/2003                                                    2,900   2,900
1.70%, 1/2/2003                                                      600     600
                                                                ----------------
                                                                           5,446
                                                                ----------------

Arizona (2.6%)
Arizona Transp. Board Highway Rev.
5.25%, 7/1/2017                                                    2,215   2,419
5.25%, 7/1/2020                                                    1,965   2,105
Phoenix AZ Civic Improvement Corp.
Water System Rev.
5.50%, 7/1/2015                                                    5,525   6,235
                                                                ----------------
                                                                          10,759
                                                                ----------------

California (3.6%)
CA Dept. of Water Resources
Power Supply Rev.
5.50%, 5/1/2015 (2)                                                3,000   3,383
California RAN
6.00%, 2/1/2016                                                    2,000   2,348
California Dept. of Water Resources
Water System Rev. (Central Valley)
8.25%, 12/1/2003                                                     290     309
California GO
6.40%, 2/1/2006 (1)                                                  500     570
California Health Fac. Finance
Auth. Rev. (Catholic Healthcare West)
6.25%, 7/1/2006 (1)                                                  395     455
California Public Works Board
Lease Rev. (Dept. of Corrections)
5.00%, 9/1/2011 (2)                                                1,535   1,668
Central Coast California Water Auth. Rev.
6.00%, 10/1/2008 (2)                                               1,000   1,159
Clovis CA Unified School Dist. GO
0.00%, 8/1/2005 (3)(ETM)                                           2,000   1,923
Los Angeles CA Unified School Dist. GO
6.00%, 7/1/2008 (3)                                                1,000   1,179
Los Angeles CA Wastewater System Rev.
5.75%, 6/1/2010 (1)                                                  400     415
San Bernardino County
CA Medical Center COP
5.50%, 8/1/2005 (1)                                                  500     552
South Orange County
CA Public Finance Auth. Rev.
7.00%, 9/1/2006 (1)                                                  875   1,038
                                                                ----------------
                                                                          14,999
                                                                ----------------

Colorado (0.8%)
Colorado Springs CO Util. System Rev.
5.375%, 11/15/2013                                                 2,775   3,123


Connecticut (0.2%)
South Central Connecticut Regional
Water Auth. Water System Rev.
5.75%, 8/1/2006 (3)                                                  900     942


District of Columbia (1.6%)
District of Columbia GO
5.50%, 6/1/2004 (4)                                                  740     783
5.50%, 6/1/2004 (4)(ETM)                                             260     275
6.75%, 6/1/2005 (1)                                                    5       5
5.50%, 6/1/2007 (4)                                                1,490   1,682
5.40%, 6/1/2012 (2)                                                  455     512
District of Columbia Univ. Rev.
(George Washington Univ.)
6.00%, 9/15/2011 (1)                                               3,000   3,506

                                                                ----------------
                                                                           6,763
                                                                ----------------

Florida (1.0%)
Broward County FL School Dist. GO
5.30%, 2/15/2003 (Prere.)                                          1,295   1,327

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

Florida Turnpike Auth. Rev.
5.25%, 7/1/2009 (3)                                                  485     545
5.25%, 7/1/2010 (3)                                                  825     918
Jacksonville FL Electric Auth. Rev.
(Electric System) VRDO
1.45%, 1/2/2003                                                      220     220
Tampa FL Health System Rev.
(Catholic Healthcare East)
5.00%, 11/15/2009 (1)                                              1,000   1,117
                                                                ----------------
                                                                           4,127
                                                                ----------------

Georgia (1.9%)
Atlanta GA Airport Fac. Rev.
5.75%, 1/1/2013 (3)                                                3,370   3,810
Atlanta GA Water &
Wastewater Rev. VRDO
1.70%, 1/2/2003 (4)                                                  190     190
Georgia Muni. Electric Power Auth. Rev.
6.25%, 1/1/2012 (1)                                                3,000   3,621
                                                                ----------------
                                                                           7,621
                                                                ----------------

Hawaii (0.5%)
Hawaii GO
5.875%, 10/1/2010 (1)(Prere.)                                      1,870   2,210

Illinois (2.1%)
Chicago IL
(City Colleges Improvement) GO
0.00%, 1/1/2012 (3)                                                2,380   1,647
IL Dedicated Tax Capital Appreciation
Civic Center
0.00%, 12/15/2016                                                  5,000   2,625
Illinois GO
5.25%, 8/1/2009 (1)                                                4,000   4,527
                                                                ----------------
                                                                           8,799
                                                                ----------------

Kansas (1.5%)
Kansas Dept. of Transp.
Highway Rev. VRDO
1.63%, 1/2/2003                                                    4,500   4,500
Kansas Dev. Finance Auth. Rev.
(Board of Regents)
5.50%, 10/1/2003 (2)                                               1,800   1,859
                                                                ----------------
                                                                           6,359
                                                                ----------------

Louisiana (1.3%)
Louisiana GO
5.50%, 5/15/2015 (3)                                               2,665   2,971
St. Charles Parish LA PCR
(Entergy Inc.) PUT
5.35%, 10/1/2003                                                   2,400   2,404

                                                                ----------------
                                                                           5,375
                                                                ----------------

Massachusetts (4.0%)
Chelsea MA GO
5.50%, 6/15/2011 (2)                                                 740     834
5.50%, 6/15/2012 (2)                                                 735     826
Massachusetts Water Resources Auth.
5.25%, 8/1/2017 (4)                                                3,000   3,365
Massachusetts Bay Transp. Auth.
6.25%, 3/1/2005                                                    1,000   1,101
5.125%, 3/1/2013                                                   1,695   1,861
Massachusetts GO VRDO
1.75%, 1/2/2003                                                    1,000   1,000
Massachusetts Health &
Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)
6.50%, 7/1/2012                                                    3,880   4,248
Massachusetts Health &
Educ. Fac. Auth. Rev.
(Northeastern Univ.)
5.00%, 10/1/2017 (1)                                               1,000   1,051
Massachusetts Water Pollution
Abatement Trust
6.00%, 8/1/2010                                                    1,780   2,080
Massachusetts Water
Resources Auth. Rev.
5.75%, 8/1/2004 (1)(Prere.)                                          300     325

                                                                ----------------
                                                                          16,691
                                                                ----------------

Michigan (1.8%)
Dickinson County MI Memorial Hosp.
System Rev.
7.625%, 11/1/2005 (Prere.)                                           180     190
Michigan Building Auth.
5.30%, 10/1/2010 (2)                                               1,250   1,405
5.125%, 10/15/2011                                                 3,015   3,321
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)
5.875%, 10/1/2010 (Prere.)                                         2,110   2,512
Univ. of Michigan Hosp. Rev. VRDO

1.70%, 1/2/2003                                                      200     200

                                                                ----------------
                                                                           7,628
                                                                ----------------

Mississippi (1.3%)
Mississippi GO
5.50%, 12/1/2018                                                   2,750   3,158
5.50%, 12/1/2019                                                   2,000   2,284
                                                                ----------------
                                                                           5,442
                                                                ----------------

Missouri (1.9%)
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev. (St. Luke's Episcopal-
Presbyterian Hosp.)
5.50%, 12/1/2015 (4)                                               2,965   3,266
Missouri Health & Educ. Fac. Auth.
Washington Univ.
6.00%, 3/1/2010 (Prere.)                                           4,000   4,748

                                                                ----------------
                                                                           8,014
                                                                ----------------
8

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

Nebraska (0.1%)
Nebraska Public Power Dist. Rev.
5.25%, 1/1/2010 (1)                                                  125     138
5.25%, 1/1/2011 (1)                                                  225     248
                                                                ----------------
                                                                             386
                                                                ----------------

Nevada (0.6%)
Clark County NV Airport Improvement Rev.
5.00%, 7/1/2005 (1)                                                1,705   1,842
Clark County NV School Dist. GO
5.90%, 6/15/2006 (3)(Prere.)                                         750     857
                                                                ----------------
                                                                           2,699
                                                                ----------------

New Jersey (2.7%)
New Jersey Econ. Dev. Auth.
Market Transition Fac. Rev.
5.70%, 7/1/2004 (1)(Prere.)                                          400     434
New Jersey Transp. Corp. COP
5.50%, 9/15/2011 (2)                                               3,000   3,443
New Jersey Transp. Trust Fund Auth. Rev.
6.00%, 6/15/2005 (2)                                               2,500   2,762
6.00%, 6/15/2008                                                     250     289
5.00%, 6/15/2014                                                   1,555   1,644
6.00%, 12/15/2014 (1)                                                955   1,125
6.00%, 12/15/2015 (1)                                              1,440   1,689
                                                                ----------------
                                                                          11,386
                                                                ----------------

New York (6.7%)
Erie County NY GO
6.125%, 1/15/2011 (3)                                                610     725
Hempstead NY GO
5.625%, 2/1/2006 (3)(Prere.)                                         155     176
5.625%, 2/1/2011 (3)                                                 685     766
Huntington NY GO
6.70%, 2/1/2010 (3)                                                  375     458
Long Island NY Power Auth.
Electric System Rev.
5.50%, 12/1/2009 (2)                                               2,000   2,298
5.50%, 12/1/2012 (4)                                               2,000   2,304
Long Island NY Power Auth.
Electric System Rev. VRDO
1.75%, 1/2/2003 (LOC)                                                370     370
Metro. New York Transp. Auth. Rev.
(Commuter Fac.)
6.00%, 7/1/2006 (1)(ETM)                                           1,000   1,140
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)
6.125%, 4/1/2010 (3)(Prere.)                                       2,110   2,522
New York City NY
Transitional Finance Auth. Rev.
5.375%, 2/1/2013                                                   2,000   2,254
New York City NY GO
7.10%, 8/15/2004 (Prere.)                                            500     552
6.375%, 8/15/2005 (Prere.)                                           135     153
6.375%, 8/15/2009                                                    505     558
New York City NY GO
1.70%, 1/2/2003 (LOC) VRDO                                           500     500
New York City NY Muni.
Water Finance Auth. Water &
Sewer System Rev. VRDO
1.70%, 1/2/2003 (3)                                                  250     250
New York City NY Transitional Finance
Auth. Rev.
5.875%, 11/1/2012                                                  3,305   3,804
New York State Dormitory Auth. Rev.
(State Univ.)
5.375%, 5/15/2007 (2)                                                400     451
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)
5.10%, 7/1/2010 (4)                                                1,500   1,646
New York State Environmental Fac.
Corp. PCR (State Water Recovery Fund)
6.35%, 6/15/2004 (Prere.)                                            295     321
6.35%, 6/15/2006                                                     225     244
New York State Thruway Auth. Rev.
(Service Contract)
5.40%, 4/1/2005 (1)                                                  400     427
5.50%, 4/1/2014                                                    4,000   4,518
Suffolk County NY GO
5.00%, 4/1/2007 (3)                                                1,120   1,244
                                                                ----------------
                                                                          27,681
                                                                ----------------

Ohio (4.2%)
Butler County OH Transp.
Improvement Dist. Rev.
6.00%, 4/1/2012 (4)                                                2,250   2,594
Cleveland OH Public Power System Rev.
7.00%, 11/15/2004 (1)(Prere.)                                      2,750   3,091
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO
1.60%, 1/7/2003 (LOC)                                              1,550   1,550
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)
6.00%, 9/1/2004 (1)                                                1,080   1,163
5.625%, 9/1/2013 (1)                                               1,775   2,014
Ohio Higher Educ. Capital Fac. Rev.
5.50%, 2/1/2019                                                    2,000   2,274
Ohio Air Quality Dev. Auth.
(Cincinnati Gas & Electric Co.) VRDO
1.70%, 1/2/2003 (LOC)                                              3,460   3,460
Ohio Housing Finance Agency Rev.
5.025%, 3/1/2021                                                     775     780
Ohio Water Dev. Auth.
6.00%, 12/1/2004 (2)                                                 315     323
5.75%, 12/1/2005 (1)                                                 105     107
6.00%, 12/1/2008 (2)                                                  75      77
                                                                ----------------
                                                                          17,433
                                                                ----------------

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

Oregon (0.7%)
Oregon State Dept.
Administrative Services
5.75%, 4/1/2014 (4)                                                2,400   2,727


Pennsylvania (2.0%)
Montgomery County PA IDA PCR
(PECO Energy)
5.20%, 10/1/2030                                                   2,000   2,091
Pennsylvania Convention Center
Auth. Rev.
6.70%, 9/1/2014 (1)                                                  500     552
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.
5.25%, 12/1/2009 (2)                                                 615     693
5.25%, 12/1/2011 (2)                                                 455     509
Philadelphia PA Airport Parking Auth.
5.75%, 9/1/2008                                                    1,150   1,323
Philadelphia PA School Dist. GO
6.25%, 9/1/2005 (2)                                                  870     973
Philadelphia PA Water &
Waste Water Rev.
6.25%, 8/1/2009 (1)                                                1,000   1,190
Pittsburgh PA GO
5.20%, 3/1/2010 (3)                                                  580     626
Pittsburgh PA Water & Sewer Auth. Rev.
5.60%, 9/1/2005 (3)(Prere.)                                          235     260
                                                                ----------------
                                                                           8,217
                                                                ----------------

South Dakota (0.3%)
South Dakota Building Auth. Lease Rev.
5.25%, 12/1/2010 (2)                                               1,000   1,117

Tennessee (0.6%)
Metro. Govt. of Nashville & Davidson
County TN Water & Sewer Rev.
6.50%, 1/1/2009 (3)                                                2,000   2,388


Texas (4.7%)
Austin TX Combined Util. System Rev.
5.60%, 5/15/2005 (1)(Prere.)                                       1,205   1,320
Austin TX Water &
Wastewater System Rev.
5.75%, 5/15/2011 (1)                                               2,200   2,514
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT
5.20%, 5/15/2008                                                   1,800   1,813
Carrollton TX Independent School Dist. GO
6.00%, 2/15/2009 (Prere.)                                          2,925   3,433
Dallas TX Civic Center Refunding &
Improvement Rev.
4.60%, 8/15/2009 (1)                                                 110     120
4.70%, 8/15/2010 (1)                                                 815     879
Harris County TX Health Fac.
Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO
1.80%, 1/2/2003                                                      250     250
Houston TX Water &
Sewer System Rev.
0.00%, 12/1/2008 (2)                                               2,750   2,275
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)
5.00%, 7/1/2008 (4)                                                1,645   1,816
Northwest Texas Independent
School Dist. GO
0.00%, 8/15/2004                                                   2,205   2,151
San Antonio TX Electric & Gas Rev.
5.125%, 2/1/2009                                                   1,000   1,119
San Antonio TX Water Rev.
6.50%, 5/15/2004 (1)(Prere.)                                          15      16
6.50%, 5/15/2010 (1)(ETM)                                             75      90
Texas Muni. Power Agency Rev.
0.00%, 9/1/2010 (2)(ETM)                                             160     120
Texas Water Finance Assistance GO
5.00%, 8/1/2008                                                      690     705
5.00%, 8/1/2009                                                    1,050   1,072
                                                                ----------------
                                                                          19,693
                                                                ----------------

Utah (0.4%)
Intermountain Power Agency
Utah Power Supply Rev.
5.20%, 7/1/2006                                                      425     439
5.20%, 7/1/2006 (ETM)                                                725     753
Salt Lake City UT Building Auth. Lease Rev.
5.90%, 10/1/2004 (1)                                                 260     283
                                                                ----------------
                                                                           1,475
                                                                ----------------

Virginia (0.5%)
Henrico County VA Water & Sewer Rev.
5.25%, 5/1/2011                                                    1,485   1,682
Virginia Transp. Board Rev.
6.00%, 5/15/2004 (Prere.)                                            500     537
                                                                ----------------
                                                                           2,219
                                                                ----------------

Washington (0.7%)
King County WA Library System GO
6.05%, 12/1/2006 (Prere.)                                          1,000   1,152
Seattle WA Muni. Light & Power Rev.
6.25%, 7/1/2004 (Prere.)                                             700     765
Washington GO
6.00%, 6/1/2012                                                    1,000   1,188
                                                                ----------------
                                                                           3,105
                                                                ----------------

Wisconsin (0.8%)
Wisconsin GO
5.75%, 5/1/2011 (Prere.)                                           1,340   1,569
5.75%, 5/1/2012                                                    1,355   1,562
                                                                ----------------
                                                                           3,131
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $203,919)                                    217,955
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.0%)
--------------------------------------------------------------------------------

Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.21%-1.22%, 1/2/2003--Note F
(Cost $119)                                                          119     119
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%) (Cost $390,914)                                413,730
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                       3,535
Liabilities--Note F                                                      (1,545)
                                                                ----------------
                                                                           1,990
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 26,745,670 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $415,720
================================================================================

NET ASSET VALUE PER SHARE                                                 $15.54
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
COP--Certificate of Participation.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
REIT--Real Estate Investment Trust.
VRDO--Variable Rate Demand Obligation.
(Prere.)--Prerefunded.
(ETM)--Escrowed to Maturity.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the municipal bonds.
LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.
--------------------------------------------------------------------------------
                                                                  Amount     Per
                                                                   (000)   Share
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

Paid-in Capital                                                $421,734  $15.76
Overdistributed Net Investment Income                              (396)   (.01)
Accumulated Net Realized Losses                                 (28,434)  (1.06)
Unrealized Appreciation                                          22,816     .85
--------------------------------------------------------------------------------
NET ASSETS                                                     $415,720  $15.54
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
Growth and Income Fund                                       Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
--------------------------------------------------------------------------------
* Microsoft Corp.                                         1,161,984      60,075

  General Electric Co.                                    2,162,816      52,665

  ExxonMobil Corp.                                        1,462,494      51,100

  Wal-Mart Stores, Inc.                                     959,286      48,454

  Pfizer, Inc.                                            1,339,339      40,944

  Citigroup, Inc.                                         1,109,110      39,030

  Johnson & Johnson                                         645,592      34,675

  American International Group, Inc.                        566,963      32,799

  International Business  Machines Corp.                    367,336      28,469

  Merck & Co., Inc.                                         488,058      27,629

  Procter & Gamble Co.                                      282,368      24,267

  The Coca-Cola Co.                                         538,826      23,611

  Verizon Communications                                    595,364      23,070

  Bank of America Corp.                                     325,601      22,652

  Intel Corp.                                             1,439,936      22,420

* Cisco Systems, Inc.                                     1,570,302      20,571

  SBC Communications Inc.                                   722,970      19,600

  Philip Morris Cos., Inc.                                  450,079      18,242

  Wells Fargo & Co.                                         368,104      17,253

  PepsiCo, Inc.                                             375,780      15,865

  Eli Lilly & Co.                                           244,196      15,506

* Viacom Inc. Class B                                       379,775      15,480

  ChevronTexaco Corp.                                       232,075      15,428

  United Parcel Service, Inc.                               243,200      15,341

* Dell Computer Corp.                                       563,900      15,079

  Fannie Mae                                                216,432      13,923

  Abbott Laboratories                                       339,494      13,580

* Amgen, Inc.                                               280,004      13,535

  AOL Time Warner Inc.                                      970,723      12,716

* Oracle Corp.                                            1,166,172      12,595

  Home Depot, Inc.                                          505,429      12,110

  Medtronic, Inc.                                           265,436      12,104

  Pharmacia Corp.                                           281,292      11,758

  Hewlett-Packard Co.                                       663,981      11,527

  Wyeth                                                     288,436      10,788

  Wachovia Corp.                                            295,630      10,773

* Comcast Corp. Class A                                     445,130      10,492

  3M Co.                                                     84,745      10,449

  BellSouth Corp.                                           403,872      10,448

  J.P. Morgan Chase & Co.                                   434,390      10,425

  American Express Co.                                      285,664      10,098

  Bristol-Myers Squibb Co.                                  421,476       9,757

  Morgan Stanley                                            235,878       9,416

  Bank One Corp.                                            253,054       9,249

  E.I. du Pont de Nemours & Co.                             216,133       9,164

  Anheuser-Busch Cos., Inc.                                 186,028       9,004

  Freddie Mac                                               151,360       8,938

  U.S. Bancorp                                              416,754       8,844

  Tyco International Ltd.                                   433,652       7,407

  Fifth Third Bancorp                                       125,654       7,357

  The Walt Disney Co.                                       444,296       7,246

  Merrill Lynch & Co., Inc.                                 187,884       7,130

  ConocoPhillips                                            147,093       7,118

  Washington Mutual, Inc.                                   205,970       7,112

  Schering-Plough Corp.                                     320,272       7,110

  The Goldman Sachs Group, Inc.                             103,700       7,062

  Gillette Co.                                              229,216       6,959

  Walgreen Co.                                              222,760       6,502

  United Technologies Corp.                                 103,289       6,398

  Lowe's Cos., Inc.                                         169,612       6,360

* QUALCOMM Inc.                                             170,700       6,212

  Colgate-Palmolive Co.                                     117,312       6,151

  The Boeing Co.                                            182,583       6,023

  Target Corp.                                              197,628       5,929

  Dow Chemical Co.                                          198,196       5,886

  First Data Corp.                                          163,576       5,792

  Lockheed Martin Corp.                                      99,176       5,727

  Cardinal Health, Inc.                                      96,668       5,722

  Texas Instruments, Inc.                                   376,588       5,653

  Allstate Corp.                                            152,780       5,651

  FleetBoston Financial Corp.                               228,377       5,550

  UnitedHealth Group Inc.                                    66,428       5,547

  Marsh & McLennan Cos., Inc.                               116,712       5,393

  Schlumberger Ltd.                                         126,510       5,325

  Kimberly-Clark Corp.                                      111,844       5,309

  MBNA Corp.                                                277,692       5,282

  Automatic Data Processing, Inc.                           130,136       5,108

* Clear Channel  Communications, Inc.                       134,157       5,003

* Applied Materials, Inc.                                   359,100       4,679

  Emerson Electric Co.                                       91,532       4,654

  HCA Inc.                                                  111,586       4,631

* eBay Inc.                                                  67,200       4,558

  General Motors Corp.                                      122,702       4,523

  McDonald's Corp.                                          276,130       4,440

  Southern Co.                                              155,412       4,412

  AT&T Corp.                                                167,598       4,376

  Motorola, Inc.                                            500,673       4,331

  Illinois Tool Works, Inc.                                  66,638       4,322

  Honeywell International Inc.                              179,428       4,306

  Sysco Corp.                                               143,816       4,284

  Alcoa Inc.                                                183,656       4,184

  Gannett Co., Inc.                                          58,104       4,172

  Metropolitan Life Insurance Co.                           152,300       4,118

* Kohl's Corp.                                               73,300       4,101

  Prudential Financial, Inc.                                123,100       3,907

* Forest Laboratories, Inc.                                  39,400       3,870

  BB&T Corp.                                                103,997       3,847

  Northrop Grumman Corp.                                     39,549       3,836

  Sara Lee Corp.                                            169,372       3,813

  The Bank of New York Co., Inc.                            159,100       3,812

  Duke Energy Corp.                                         194,606       3,803
12

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

  General Mills, Inc.                                        80,682       3,788

* Boston Scientific Corp.                                    88,982       3,784

  Exelon Corp.                                               70,193       3,704

  Ford Motor Co.                                            397,919       3,701

  Dominion Resources, Inc.                                   66,933       3,675

  National City Corp.                                       133,760       3,654

  International Paper Co.                                   104,332       3,648

  Baxter International, Inc.                                129,088       3,614

  SunTrust Banks, Inc.                                       62,252       3,543

  FedEx Corp.                                                64,884       3,518

  General Dynamics Corp.                                     43,632       3,463

  SLM Corp.                                                  33,300       3,459

  ALLTEL Corp.                                               67,636       3,449

  Caterpillar, Inc.                                          74,890       3,424

  AFLAC Inc.                                                113,300       3,413

* AT&T Wireless Services Inc.                               591,609       3,343

  Union Pacific Corp.                                        55,300       3,311

* Travelers Property Casualty Corp.

                                Class B                     219,126       3,210

  Carnival Corp.                                            128,600       3,209

  Harley-Davidson, Inc.                                      66,400       3,068

  Kellogg Co.                                                88,836       3,044

  Waste Management, Inc.                                    132,251       3,031

  Tribune Co.                                                66,291       3,014

  The Gap, Inc.                                             191,085       2,966

  ConAgra Foods, Inc.                                       116,792       2,921

  Charles Schwab Corp.                                      268,275       2,911

  Stryker Corp.                                              43,000       2,886

  Household International, Inc.                             103,111       2,867

  Sprint Corp.                                              194,644       2,818

* Costco Wholesale Corp.                                     99,752       2,799

  State Street Corp.                                         71,100       2,773

  Avon Products, Inc.                                        51,184       2,757

  Lehman Brothers Holdings, Inc.                             51,600       2,750

  Raytheon Co.                                               88,319       2,716

  Wm. Wrigley Jr. Co.                                        49,394       2,711

  Omnicom Group Inc.                                         41,200       2,662

  PNC Financial Services Group                               62,401       2,615

  Anadarko Petroleum Corp.                                   54,409       2,606

* The Kroger Co.                                            168,176       2,598

  NIKE, Inc. Class B                                         58,312       2,593

  The McGraw-Hill Cos., Inc.                                 42,576       2,573

* EMC Corp.                                                 417,550       2,564

  Newmont Mining Corp. (Holding Company)                     87,409       2,537

  H.J. Heinz Co.                                             76,388       2,511

  The Hartford Financial Services Group Inc.                 54,302       2,467

  Mellon Financial Corp.                                     93,656       2,445

  FPL Group, Inc.                                            39,949       2,402

  Deere & Co.                                                52,379       2,402

* NEXTEL Communications, Inc.                               207,700       2,399

  Golden West Financial Corp.                                33,354       2,395

  Baker Hughes, Inc.                                         74,091       2,385

  Progressive Corp. of Ohio                                  47,700       2,367

* Cendant Corp.                                             225,497       2,363

  Occidental Petroleum Corp.                                 82,545       2,348

  Southwest Airlines Co.                                    168,932       2,348

  KeyCorp                                                    93,148       2,342

  Weyerhaeuser Co.                                           47,569       2,341

  Maxim Integrated Products, Inc.                            70,700       2,336

  Paychex, Inc.                                              82,375       2,298

* WellPoint Health Networks Inc. Class A                     32,100       2,284

  XL Capital Ltd. Class A                                    29,500       2,279

  Masco Corp.                                               107,468       2,262

* Safeway, Inc.                                              96,700       2,259

  Equity Office Properties Trust REIT                        90,200       2,253

  Progress Energy, Inc.                                      51,811       2,246

  TJX Cos., Inc.                                            114,708       2,239

  Eastman Kodak Co.                                          63,828       2,237

  The Principal Financial Group, Inc.                        74,200       2,236

* Bed Bath & Beyond, Inc.                                    64,000       2,210

  Entergy Corp.                                              48,286       2,201

  Danaher Corp.                                              33,200       2,181

  Burlington Northern Santa Fe Corp.                         83,227       2,165

  FirstEnergy Corp.                                          65,361       2,155

  CVS Corp.                                                  86,024       2,148

  Coca-Cola Enterprises, Inc.                                98,400       2,137

* Intuit, Inc.                                               45,300       2,125

  Air Products & Chemicals, Inc.                             49,680       2,124

* Yahoo! Inc.                                               129,300       2,114

* Sun Microsystems, Inc.                                    678,684       2,111

  Campbell Soup Co.                                          89,912       2,110

* Guidant Corp.                                              66,500       2,052

  Praxair, Inc.                                              35,460       2,049

  American Electric Power Co., Inc.                          74,337       2,032

  Hershey Foods Corp.                                        29,998       2,023

  Consolidated Edison Inc.                                   46,700       2,000

  The Clorox Co.                                             47,814       1,972

  The Chubb Corp.                                            37,609       1,963

* Anthem, Inc.                                               31,010       1,951

  Franklin Resources Corp.                                   57,100       1,946

* Analog Devices, Inc.                                       79,500       1,898

  SouthTrust Corp.                                           76,100       1,891

  Burlington Resources, Inc.                                 44,017       1,877

* Staples, Inc.                                             102,500       1,876

  PPG Industries, Inc.                                       37,125       1,862

  Mattel, Inc.                                               95,920       1,837

  Albertson's, Inc.                                          82,501       1,836

* Agilent Technologies, Inc.                                102,001       1,832

  Loews Corp.                                                40,800       1,814

  Halliburton Co.                                            95,678       1,790

  Apache Corp.                                               31,410       1,790

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

  John Hancock Financial Services, Inc.                      63,700       1,777

* Zimmer Holdings, Inc.                                      42,797       1,777

  Newell Rubbermaid, Inc.                                    58,173       1,764

* Tenet Healthcare Corp.                                    107,099       1,756

  Archer-Daniels-Midland Co.                                140,714       1,745

  Linear Technology Corp.                                    67,800       1,744

* Concord EFS, Inc.                                         110,700       1,742

* Starbucks Corp.                                            85,300       1,738

  Unocal Corp.                                               56,423       1,725

  McKesson Corp.                                             63,569       1,718

  Becton, Dickinson & Co.                                    55,792       1,712

  Cintas Corp.                                               37,400       1,711

  Pitney Bowes, Inc.                                         52,380       1,710

  Computer Associates International, Inc.                   126,600       1,709

  DTE Energy Co.                                             36,802       1,708

  Norfolk Southern Corp.                                     85,419       1,708

  Northern Trust Corp.                                       48,688       1,707

* Best Buy Co., Inc.                                         70,450       1,701

  Marriott International, Inc. Class A                       51,668      1,698

  Ace, Ltd.                                                  57,700       1,693

  St. Paul Cos., Inc.                                        49,566       1,688

* Apollo Group, Inc. Class A                                 38,000       1,672

  Comerica, Inc.                                             38,453       1,663

  Sears, Roebuck & Co.                                       69,399       1,662

* Lexmark International, Inc.                                27,400       1,658

  Electronic Data Systems Corp.                              89,100       1,642

  Transocean Inc.                                            70,200       1,629

  Biomet, Inc.                                               56,815       1,628

  Allergan, Inc.                                             28,236       1,627

  Regions Financial Corp.                                    48,500       1,618

  Limited Brands, Inc.                                      114,594       1,596

  H & R Block, Inc.                                          39,700       1,596

  Ingersoll-Rand Co.                                         36,990       1,593

* Qwest Communications International Inc.                   318,276       1,591

  Rohm & Haas Co.                                            48,657       1,580

  Devon Energy Corp.                                         34,304       1,575

  The Pepsi Bottling Group, Inc.                             61,000       1,568

  Johnson Controls, Inc.                                     19,476       1,561

  Public Service Enterprise Group, Inc.                      48,535       1,558

* Chiron Corp.                                               41,400       1,557

* Yum! Brands, Inc.                                          64,250       1,556

* St. Jude Medical, Inc.                                     38,892       1,545

* Xilinx, Inc.                                               74,200       1,529

* Electronic Arts Inc.                                       30,700       1,528

  Fortune Brands, Inc.                                       32,788       1,525

  New York Times Co. Class A                                 33,330       1,524

* AutoZone Inc.                                              21,500       1,519

* MedImmune Inc.                                             55,200       1,500

  AmSouth Bancorp                                            77,263       1,483

  Avery Dennison Corp.                                       24,184       1,477

* SunGard Data Systems, Inc.                                 62,200       1,465

* KLA-Tencor Corp.                                           41,400       1,464

  Marathon Oil Corp.                                         68,378       1,456

  May Department Stores Co.                                  63,320       1,455

  Capital One Financial Corp.                                48,900       1,453

  Equity Residential REIT                                    58,800       1,445

  Charter One Financial, Inc.                                50,202       1,442

* International Game Technology                              18,900       1,435

  Countrywide Financial Corp.                                27,700       1,431

* Fiserv, Inc.                                               41,550       1,411

* Veritas Software Corp.                                     90,089       1,407

  Ecolab, Inc.                                               28,330       1,402

* Genzyme Corp.-General Division                             47,200       1,396

  Simon Property Group, Inc. REIT                            40,900       1,393

  MBIA, Inc.                                                 31,500       1,382

  Aetna Inc.                                                 32,959       1,355

  Moody's Corp.                                              32,780       1,353

  J.C. Penney Co., Inc.(Holding Company)                     58,606       1,349

  Cincinnati Financial Corp.                                 35,700       1,341

  Ameren Corp.                                               31,905       1,326

  CSX Corp.                                                  46,714       1,322

* Computer Sciences Corp.                                    38,044       1,311

  Textron, Inc.                                              30,404       1,307

* Biogen, Inc.                                               32,600       1,306

  Ambac Financial Group, Inc.                                23,100       1,299

  Dover Corp.                                                44,480       1,297

* Xerox Corp.                                               160,930       1,295

* Comcast Corp. Special Class A                              57,192       1,292

* Micron Technology, Inc.                                   132,600       1,292

  Aon Corp.                                                  67,750       1,280

  Adobe Systems, Inc.                                        51,600       1,279

  Synovus Financial Corp.                                    65,700       1,275

  CIGNA Corp.                                                30,838       1,268

  Marshall & Ilsley Corp.                                    46,300       1,268

* PeopleSoft, Inc.                                           68,500       1,254

  AmerisourceBergen Corp.                                    23,000       1,249

  Cinergy Corp.                                              37,006       1,248

  UST, Inc.                                                  37,299       1,247

  PPL Corp.                                                  35,780       1,241

  Bear Stearns Co., Inc.                                     20,801       1,236

* Univision Communications Inc.                              50,400       1,235

  ITT Industries, Inc.                                       20,201       1,226

* Federated Department Stores, Inc.                          42,600       1,225

  North Fork Bancorp, Inc.                                   36,000       1,215

  Lincoln National Corp.                                     38,442       1,214

* PG&E Corp.                                                 87,158       1,211

  Union Planters Corp.                                       43,050       1,211

  Eaton Corp.                                                15,459       1,208

  Interpublic Group of Cos., Inc.                            84,954       1,196

  Family Dollar Stores, Inc.                                 38,200       1,192
14

--------------------------------------------------------------------------------
                                                                          Market
Ta-Managed                                                                 Value
Balanced Fund                                                     Shares   (000)
--------------------------------------------------------------------------------

  Genuine Parts Co.                                          38,537       1,187

  Jefferson-Pilot Corp.                                      31,143       1,187

  Parker Hannifin Corp.                                      25,673       1,184

  PACCAR, Inc.                                               25,240       1,164

  TXU Corp.                                                  61,344       1,146

  Kinder Morgan, Inc.                                        27,000       1,141

* Quest Diagnostics, Inc.                                    20,000       1,138

* Apple Computer, Inc.                                       79,100       1,134

  Knight Ridder                                              17,870       1,130

* Nabors Industries, Inc.                                    32,000       1,129

* American Standard Cos., Inc.                               15,800       1,124

* BJ Services Co.                                            34,700       1,121

  Monsanto Co.                                               57,420       1,105

  KeySpan Corp.                                              31,300       1,102

  MeadWestvaco Corp.                                         44,479       1,099

  Amerada Hess Corp.                                         19,717       1,085

  NiSource, Inc.                                             53,659       1,073

  Hilton Hotels Corp.                                        83,067       1,056

  Sempra Energy                                              44,484       1,052

  SAFECO Corp.                                               30,120       1,044

  Starwood Hotels & Resorts Worldwide, Inc.                  43,800       1,040

* Noble Corp.                                                29,500       1,037

* Altera Corp.                                               83,336       1,028

  W.W. Grainger, Inc.                                        19,946       1,028

  Constellation Energy Group, Inc.                           36,198       1,007

  EOG Resources, Inc.                                        25,200       1,006

* Office Depot, Inc.                                         67,800       1,001

  IMS Health, Inc.                                           62,260         996

  First Tennessee National Corp.                             27,700         996

* Jones Apparel Group, Inc.                                  28,000         992

  Delphi Corp.                                              122,973         990

  Molex, Inc.                                                42,425         977

  Huntington Bancshares Inc.                                 52,210         977

  Brown-Forman Corp. Class B                                 14,935         976

  Kerr-McGee Corp.                                           21,979         974

* Harrah's Entertainment, Inc.                               24,449         968

  Plum Creek Timber Co. Inc. REIT                            40,900         965

  Xcel Energy, Inc.                                          87,736         965

  Leggett & Platt, Inc.                                      42,900         963

* Sprint PCS                                                218,472         957

  Torchmark Corp.                                            26,098         953

  Rockwell Collins, Inc.                                     40,453         941

* Lucent Technologies, Inc.                                 744,610         938

  Health Management Associates Class A                       52,400         938

  Sherwin-Williams Co.                                       33,094         935

  UnumProvident Corp.                                        53,062         931

  CenturyTel, Inc.                                           31,500         925

  MGIC Investment Corp.                                      22,200         917

* Broadcom Corp.                                             60,400         910

* Novellus Systems, Inc.                                     32,300         907

* BMC Software, Inc.                                         52,885         905

* King Pharmaceuticals, Inc.                                 52,366         900

  Dollar General Corp.                                       73,162         874

  Georgia Pacific Group                                      53,984         872

  VF Corp.                                                   24,142         870

  Rockwell Automation, Inc.                                  41,353         856

* Edison International                                       71,728         850

  Vulcan Materials Co.                                       22,600         848

  R.J. Reynolds Tobacco  Holdings, Inc.                      19,800         834

* Corning, Inc.                                             249,839         827

  Applera Corp.-Applied Biosystems Group                     45,500         798

  Zions Bancorp                                              20,100         791

  Sigma-Aldrich Corp.                                        16,200         789

* Siebel Systems, Inc.                                      105,000         785

* Jabil Circuit, Inc.                                        43,600         781

  Whirlpool Corp.                                            14,953         781

  Dow Jones & Co., Inc.                                      17,940         776

  Tiffany & Co.                                              32,100         768

  Black & Decker Corp.                                       17,886         767

  Darden Restaurants Inc.                                    37,511         767

* Pactiv Corp.                                               34,877         762

* JDS Uniphase Corp.                                        307,875         760

* Network Appliance, Inc.                                    74,300         743

* Thermo Electron Corp.                                      36,900         742

  International Flavors & Fragrances, Inc.                   21,082         740

  T. Rowe Price Group Inc.                                   27,000         737

  Equifax, Inc.                                              31,600         731

  Cooper Industries, Inc. Class A                            19,995         729

  Nucor Corp.                                                17,297         714

* Unisys Corp.                                               72,081         714

  El Paso Corp.                                             101,695         708

* QLogic Corp.                                               20,400         704

  RadioShack Corp.                                           37,564         704

  Liz Claiborne, Inc.                                        23,738         704

  Wendy's International, Inc.                                25,451         689

  Pinnacle West Capital Corp.                                20,200         689

  Centex Corp.                                               13,716         689

* Sealed Air Corp.                                           18,336         684

* Watson Pharmaceuticals, Inc.                               23,500         664

  The Stanley Works                                          19,206         664

* Citizens Communications Co.                                62,900         664

* American Power Conversion Corp.                            43,700         662

* Tellabs, Inc.                                              90,200         656

  C.R. Bard, Inc.                                            11,277         654

  Stilwell Financial, Inc.                                   49,600         648

  Pulte Homes, Inc.                                          13,521         647

  Alberto-Culver Co. Class B                                 12,786         644

* Solectron Corp.                                           181,500         644

  Engelhard Corp.                                            28,790         643

  Ball Corp.                                                 12,502         640

  Eastman Chemical Co.                                       17,282         635

* Waters Corp.                                               29,100         634

* Phelps Dodge Corp.                                         19,956         632

* Robert Half International, Inc.                            37,700         607

* National Semiconductor Corp.                               39,851         598

  TECO Energy, Inc.                                          38,500         596

  Bemis Co., Inc.                                            11,875         589

  Deluxe Corp.                                               13,782         580

* Sabre Holdings Corp.                                       32,031         580

  Nordstrom, Inc.                                            30,148         572

  Sunoco, Inc.                                               17,045         566

* Mercury Interactive Corp.                                  18,800         557

  R.R. Donnelley & Sons Co.                                  25,241         549

* Freeport-McMoRan Copper &  Gold, Inc. Class B              32,400         544

  Temple-Inland Inc.                                         11,900         533

* Teradyne, Inc.                                             40,100         522

* Sanmina-SCI Corp.                                         115,200         517

* NCR Corp.                                                  21,780         517

  Fluor Corp.                                                17,980         503

  Adolph Coors Co. Class B                                    8,128         498

  Maytag Corp.                                               17,364         495

* Advanced Micro Devices, Inc.                               76,416         494

  SuperValu Inc.                                             29,692         490

* CIENA Corp.                                                94,549         486

  Rowan Cos., Inc.                                           21,086         479

  Winn-Dixie Stores, Inc.                                    31,308         478

  KB HOME                                                    11,111         476

* Citrix Systems, Inc.                                       38,200         471

  Goodrich Corp.                                             25,654         470

* Toys R Us, Inc.                                            46,991         470

  Pall Corp.                                                 27,495         459

  Meredith Corp.                                             11,096         456

  Hasbro, Inc.                                               38,625         446

* Allied Waste Industries, Inc.                              44,100         441

* Rational Software Corp.                                    42,400         441

  Ashland, Inc.                                              15,406         440

  Bausch & Lomb, Inc.                                        12,002         432

* Providian Financial Corp.                                  65,128         423

  Symbol Technologies, Inc.                                  51,050         420

  Scientific-Atlanta, Inc.                                   34,956         415

* Manor Care, Inc.                                           22,113         412

* Comverse Technology, Inc.                                  41,000         411

* Compuware Corp.                                            83,400         400

  Brunswick Corp.                                            19,926         396

* NVIDIA Corp.                                               33,700         388

* Reebok International Ltd.                                  13,191         388

* Humana Inc.                                                37,700         377

* Convergys Corp.                                            24,600         373

* HealthSouth Corp.                                          87,842         369

* Tektronix, Inc.                                            20,252         368

* ADC Telecommunications, Inc.                              174,600         365

  Snap-On Inc.                                               12,967         365

* Millipore Corp.                                            10,694         364

  Autodesk, Inc.                                             25,320         362

* AES Corp.                                                 118,931         359

  Circuit City Stores, Inc.                                  46,656         346

* Big Lots Inc.                                              25,852         342

  NICOR Inc.                                                  9,980         340

  Boise Cascade Corp.                                        13,130         331

  CenterPoint Energy Inc.                                    38,787         330

* Navistar International Corp.                               13,456         327

* Quintiles Transnational Corp.                              26,700         323

  Williams Cos., Inc.                                       115,661         312

  Ryder System, Inc.                                         13,764         309

  Peoples Energy Corp.                                        7,919         306

  Worthington Industries, Inc.                               19,602         299

  Dillard's Inc.                                             18,786         298

  United States Steel Corp.                                  22,700         298

* TMP Worldwide, Inc.                                        24,500         277

  Crane Co.                                                  13,354         266

  Great Lakes Chemical Corp.                                 11,143         266

* LSI Logic Corp.                                            45,974         265

* Novell, Inc.                                               79,302         265

  Cummins Inc.                                                9,241         260

  Cooper Tire & Rubber Co.                                   16,385         251

  Dana Corp.                                                 21,293         250

* American Greetings Corp. Class A                           14,747         233

* Gateway, Inc.                                              72,500         228

* Andrew Corp.                                               21,860         225

* Thomas & Betts Corp.                                       13,228         224

* Hercules, Inc.                                             24,617         217

  PerkinElmer, Inc.                                          26,180         216

* Applied Micro Circuits Corp.                               56,000         207

  Delta Air Lines, Inc.                                      17,044         206

  Visteon Corp.                                              29,359         204

* Avaya Inc.                                                 81,359         199

  Tupperware Corp.                                           13,117         198

* Louisiana-Pacific Corp.                                    23,500         189

* Calpine Corp.                                              57,700         188

* PMC Sierra Inc.                                            32,400         180

* Mirant Corp.                                               89,678         169

  The Goodyear Tire & Rubber Co.                             23,516         160

* Viacom Inc. Class A                                         3,800         155

  CMS Energy Corp.                                           16,100         152

* Parametric Technology Corp.                                57,600         145

* AMR Corp.                                                  21,918         145

  Allegheny Technologies Inc.                                17,673         110

* Power-One, Inc.                                            17,600         100

  Allegheny Energy, Inc.                                     13,100          99

  Dynegy, Inc.                                               23,900          28

* McDermott International, Inc.                               3,141          14
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,777,687)                                 1,763,389
--------------------------------------------------------------------------------
16

                                                               Face       Market
                                                             Amount       Value*
                                                              (000)        (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.21%, 1/2/2003--Note F
(Cost $231)                                                    $231       $ 231
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $1,777,918)                          1,763,620
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      9,713
Liabilities--Note F                                                     (10,785)
                                                                ----------------
                                                                         (1,072)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $1,762,548
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,178,016
Overdistributed Net Investment Income                                    (2,578)
Accumulated Net Realized Losses                                        (398,592)
Unrealized Depreciation                                                 (14,298)
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,762,548
================================================================================
Investor Shares--Net Assets
Applicable to 56,224,372 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                            $1,076,503
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $19.15
================================================================================

Admiral Shares--Net Assets
Applicable to 13,203,636 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $519,512
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES $39.35
================================================================================

Institutional Shares--Net Assets
Applicable to 8,697,686 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $166,533
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                         $19.15
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
Capital Appreciation Fund                                    Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                                    2,399,034       58,416

* Microsoft Corp.                                         1,094,000       56,560

  ExxonMobil Corp.                                        1,519,534       53,093

  Pfizer, Inc.                                            1,520,100       46,469

  Citigroup, Inc.                                         1,282,844       45,143

  Johnson & Johnson                                         744,298       39,976

  Wal-Mart Stores, Inc.                                     679,400       34,316

  American International

                                  Group, Inc.               575,531       33,294

  International Business

                                  Machines Corp.            428,400       33,201

  Merck & Co., Inc.                                         535,000       30,286

  Intel Corp.                                             1,652,500       25,729

* Cisco Systems, Inc.                                     1,866,600       24,452

  Bank of America Corp.                                     329,075       22,894

  The Coca-Cola Co.                                         515,300       22,580

  Procter & Gamble Co.                                      258,100       22,181

  Verizon Communications                                    515,542       19,977

  PepsiCo, Inc.                                             460,200       19,430

  SBC Communications Inc.                                   674,220       18,278

  Wells Fargo & Co.                                         350,590       16,432

  Philip Morris Cos., Inc.                                  397,400       16,107

* Viacom Inc. Class B                                       393,030       16,020

* Dell Computer Corp.                                       589,000       15,750

* Amgen, Inc.                                               310,075       14,989

  AOL Time Warner Inc.                                    1,115,247       14,610

  Medtronic, Inc.                                           314,000       14,318

  Pharmacia Corp.                                           342,400       14,312

  Home Depot, Inc.                                          583,700       13,985

  ChevronTexaco Corp.                                       187,619       12,473

* Oracle Corp.                                            1,136,148       12,270

  Morgan Stanley                                            296,600       11,840

  Fannie Mae                                                180,100       11,586

  American Express Co.                                      307,800       10,881

  Abbott Laboratories                                       265,000       10,600

  Hewlett-Packard Co.                                       602,958       10,467

  The Walt Disney Co.                                       563,509        9,191

  Eli Lilly & Co.                                           144,600        9,182

  J.P. Morgan Chase & Co.                                   382,300        9,175

  Wachovia Corp.                                            240,500        8,764

  Merrill Lynch & Co., Inc.                                 223,600        8,486

  Bristol-Myers Squibb Co.                                  358,700        8,304

  Freddie Mac                                               139,800        8,255

* QUALCOMM Inc.                                             226,100        8,228

  Wyeth                                                     218,800        8,183

  Lowe's Cos., Inc.                                         214,400        8,040

  First Data Corp.                                          222,524        7,880

  The Boeing Co.                                            233,370        7,699

  Bank One Corp.                                            205,059        7,495

* Liberty Media Corp.                                       816,458        7,299

  BellSouth Corp.                                           273,400        7,073

  UnitedHealth Group Inc.                                    84,400        7,047

  Walgreen Co.                                              241,300        7,044

* Comcast Corp. Class A                                     298,557        7,037

  Texas Instruments, Inc.                                   465,400        6,986

  Schering-Plough Corp.                                     309,800        6,878

  U.S. Bancorp                                              315,700        6,699

  Cardinal Health, Inc.                                     111,412        6,594

  Lockheed Martin Corp.                                     113,000        6,526

  HCA Inc.                                                  155,821        6,467

* Comcast Corp. Special Class A                             282,232        6,376

  ConocoPhillips                                            130,974        6,338

* Applied Materials, Inc.                                   480,800        6,265

  3M Co.                                                     49,700        6,128

  McDonald's Corp.                                          379,700        6,106

  E.I. du Pont de Nemours & Co.                             140,600        5,961

* Clear Channel Communications, Inc.                        158,784        5,921

  United Parcel Service, Inc.                                91,600        5,778

  Prudential Financial, Inc.                                177,500        5,634

  Alcoa Inc.                                                242,128        5,516

  Sysco Corp.                                               181,700        5,413

* Kohl's Corp.                                               95,800        5,360

* Forest Laboratories, Inc.                                  54,200        5,324

  AFLAC Inc.                                                173,700        5,232

  AT&T Corp.                                                199,417        5,207

  SLM Corp.                                                  49,900        5,183

  Anheuser-Busch Cos., Inc.                                 106,400        5,150

  FedEx Corp.                                                94,800        5,140

* Boston Scientific Corp.                                   115,800        4,924

  Harley-Davidson, Inc.                                     106,200        4,906

  The Goldman Sachs Group, Inc.                              71,400        4,862

  Waste Management, Inc.                                    210,397        4,822

  State Street Corp.                                        118,500        4,622

* EMC Corp.                                                 748,300        4,595

  MBNA Corp.                                                241,500        4,593

  Lehman Brothers Holdings, Inc.                             84,700        4,514

  Fifth Third Bancorp                                        75,800        4,438

* Costco Wholesale Corp.                                    157,700        4,425

* The Kroger Co.                                            279,800        4,323

  Anadarko Petroleum Corp.                                   88,708        4,249

  Kimberly-Clark Corp.                                       87,496        4,153

  Southwest Airlines Co.                                    298,187        4,145

  Charles Schwab Corp.                                      374,314        4,061

* WellPoint Health Networks Inc. Class A                     56,472        4,019

* eBay Inc.                                                  58,255        3,951

* Travelers Property Casualty Corp. Class A                 269,068        3,942

  Newmont Mining Corp.(Holding Company)                     135,656        3,938

  Progressive Corp. of Ohio                                  79,200        3,931

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
Capital Appreciation Fund                                    Shares        (000)
--------------------------------------------------------------------------------

  Golden West Financial Corp.                                53,700        3,856

  Automatic Data Processing, Inc.                            98,100        3,850

* Safeway, Inc.                                             163,384        3,817

  Maxim Integrated Products, Inc.                           115,500        3,816

* Guidant Corp.                                             123,400        3,807

  Stryker Corp.                                              56,500        3,792

  FleetBoston Financial Corp.                               153,400        3,728

* Cendant Corp.                                             353,325        3,703

* Bed Bath & Beyond, Inc.                                   106,400        3,674

  Illinois Tool Works, Inc.                                  56,600        3,671

  Paychex, Inc.                                             131,380        3,666

  Gillette Co.                                              119,816        3,638

  Emerson Electric Co.                                       71,200        3,621

  Motorola, Inc.                                            417,646        3,613

* Agilent Technologies, Inc.                                197,925        3,555

* General Motors Corp. Class H                              332,083        3,553

  Mattel, Inc.                                              185,532        3,553

* Zimmer Holdings, Inc.                                      85,270        3,540

  Northrop Grumman Corp.                                     36,134        3,505

* Starbucks Corp.                                           171,652        3,498

  Washington Mutual, Inc.                                   100,411        3,467

  Biomet, Inc.                                              120,675        3,459

  Metropolitan Life Insurance Co.                           127,900        3,458

* Staples, Inc.                                             188,830        3,456

* NEXTEL Communications, Inc.                               298,390        3,445

  The Principal Financial  Group, Inc.                      113,500        3,420

  Apache Corp.                                               58,220        3,318

  Danaher Corp.                                              50,300        3,305

* Intuit, Inc.                                               69,900        3,280

* Fiserv, Inc.                                               95,350        3,237

* Lexmark International, Inc.                                52,900        3,200

  Wm. Wrigley Jr. Co.                                        58,200        3,194

  John Hancock Financial Services, Inc.                     114,400        3,192

* Sun Microsystems, Inc.                                  1,024,700        3,187

* Analog Devices, Inc.                                      133,166        3,179

* Yum! Brands, Inc.                                         129,780        3,143

  Franklin Resources Corp.                                   91,800        3,129

* SunGard Data Systems, Inc.                                132,400        3,119

  General Dynamics Corp.                                     39,100        3,103

* Concord EFS, Inc.                                         196,800        3,098

  Devon Energy Corp.                                         67,443        3,096

  Praxair, Inc.                                              53,100        3,068

  Linear Technology Corp.                                   118,800        3,056

  Norfolk Southern Corp.                                    152,500        3,048

* Anthem, Inc.                                               48,055        3,023

  Aetna Inc.                                                 72,597        2,985

* Apollo Group, Inc. Class A                                 67,184        2,956

  Cintas Corp.                                               64,600        2,955

* International Game Technology                              38,700        2,938

  M & T Bank Corp.                                           36,700        2,912

* Xerox Corp.                                               354,900        2,857

* St. Jude Medical, Inc.                                     71,716        2,849

* Tenet Healthcare Corp.                                    173,405        2,844

* Affiliated Computer Services, Inc. Class A                 53,900        2,838

* Office Depot, Inc.                                        191,300        2,824

  Ambac Financial Group, Inc.                                50,150        2,820

* Xilinx, Inc.                                              136,900        2,820

* PG&E Corp.                                                202,100        2,809

  Coca-Cola Enterprises, Inc.                               129,100        2,804

* KLA-Tencor Corp.                                           79,200        2,801

* Biogen, Inc.                                               69,600        2,788

  ITT Industries, Inc.                                       45,900        2,786

* American Standard Cos., Inc.                               38,900        2,767

* Cox Communications, Inc. Class A                           97,400        2,766

  Countrywide Financial Corp.                                53,400        2,758

* Electronic Arts Inc.                                       55,400        2,757

* Jones Apparel Group, Inc.                                  77,600        2,750

* Best Buy Co., Inc.                                        113,800        2,748

  Honeywell International Inc.                              114,500        2,748

  The Pepsi Bottling Group, Inc.                            105,200        2,704

  ENSCO International, Inc.                                  91,800        2,704

* Federated Department Stores, Inc.                          93,700        2,695

  Northern Trust Corp.                                       76,600        2,685

  Mylan Laboratories, Inc.                                   76,550        2,672

  Health Management Associates  Class A                     148,468        2,658

  CenturyTel, Inc.                                           89,100        2,618

* Computer Sciences Corp.                                    75,900        2,615

  Sigma-Aldrich Corp.                                        52,800        2,571

  Kinder Morgan, Inc.                                        60,600        2,562

* AT&T Wireless Services Inc.                               452,110        2,554

* Harrah's Entertainment, Inc.                               64,500        2,554

* Yahoo! Inc.                                               156,100        2,552

* Thermo Electron Corp.                                     126,634        2,548

* Pactiv Corp.                                              116,400        2,545

* Veritas Software Corp.                                    162,823        2,543

  Plum Creek Timber Co. Inc. REIT                           107,500        2,537

* Fox Entertainment Group, Inc. Class A                      97,800        2,536

* Republic Services, Inc. Class A                           120,800        2,534

  EOG Resources, Inc.                                        63,400        2,531

  Adobe Systems, Inc.                                       101,800        2,525

  Capital One Financial Corp.                                84,700        2,517

* Chiron Corp.                                               66,940        2,517

* Apple Computer, Inc.                                      175,000        2,508

* Citizens Communications Co.                               237,002        2,500

  Microchip Technology, Inc.                                101,800        2,489

* Synopsys, Inc.                                             53,827        2,484

  Scana Corp.                                                80,200        2,483

* BMC Software, Inc.                                        144,800        2,478

  Becton, Dickinson & Co.                                    80,600        2,474

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
Capital Appreciation Fund                                    Shares        (000)
--------------------------------------------------------------------------------

  Expeditors International of Washington, Inc.               75,500        2,465

* Smith International, Inc.                                  75,500        2,463

  Moody's Corp.                                              59,400        2,453

  Legg Mason Inc.                                            50,400        2,446

  Loews Corp.                                                54,900        2,441

  Ocean Energy, Inc.                                        121,840        2,433

  CVS Corp.                                                  97,428        2,433

* AutoZone Inc.                                              34,300        2,423

* Brinker International, Inc.                                75,100        2,422

  XTO Energy, Inc.                                           97,300        2,403

  Centex Corp.                                               47,500        2,385

* MedImmune Inc.                                             87,200        2,369

* Pioneer Natural Resources Co.                              93,600        2,363

* Altera Corp.                                              191,176        2,359

* Oxford Health Plans, Inc.                                  64,600        2,355

* BJ Services Co.                                            72,800        2,352

* American Power  Conversion Corp.                          155,200        2,351

  Starwood Hotels & Resorts  Worldwide, Inc.                 98,724        2,344

* EchoStar Communications Corp. Class A                     104,100        2,317

* Genzyme Corp.-General Division                             78,200        2,312

  Darden Restaurants Inc.                                   111,850        2,287

* Quest Diagnostics, Inc.                                    40,100        2,282

* USA Interactive                                            99,460        2,280

  Outback Steakhouse                                         66,050        2,275

* Express Scripts Inc.                                       47,300        2,272

  Lennar Corp.                                               43,900        2,265

  Kerr-McGee Corp.                                           50,649        2,244

  AmerisourceBergen Corp.                                    41,200        2,238

* PeopleSoft, Inc.                                          122,200        2,236

  The Hartford Financial Services Group Inc.                 49,200        2,235

  Colgate-Palmolive Co.                                      42,500        2,228

* Novellus Systems, Inc.                                     79,100        2,221

* AutoNation, Inc.                                          176,700        2,219

* Mohawk Industries, Inc.                                    38,900        2,215

* Coach, Inc.                                                67,000        2,205

* Apogent Technologies Inc.                                 105,600        2,196

  The Gap, Inc.                                             141,187        2,191

* Edison International                                      184,900        2,191

  ALLTEL Corp.                                               42,953        2,191

* Universal Health Services Class B                          48,500        2,187

* DST Systems, Inc.                                          61,400        2,183

* Corning, Inc.                                             656,600        2,173

  Rouse Co. REIT                                             68,400        2,168

  Rowan Cos., Inc.                                           94,900        2,154

  Burlington Resources, Inc.                                 50,500        2,154

* Gentex Corp.                                               67,603        2,139

  Fastenal Co.                                               57,200        2,139

  Tyson Foods, Inc.                                         190,345        2,136

  Liz Claiborne, Inc.                                        71,900        2,132

  Radian Group, Inc.                                         57,320        2,129

* Williams-Sonoma, Inc.                                      78,400        2,129

* MGM Mirage, Inc.                                           64,432        2,124

* BEA Systems, Inc.                                         184,800        2,120

  C.H. Robinson Worldwide, Inc.                              67,900        2,118

  Estee Lauder Cos. Class A                                  80,200        2,117

* Univision Communications Inc.                              86,100        2,109

* Watson Pharmaceuticals, Inc.                               74,600        2,109

  Target Corp.                                               70,200        2,106

* National-Oilwell, Inc.                                     96,400        2,105

* Pride International, Inc.                                 141,300        2,105

* CDW Computer Centers, Inc.                                 47,900        2,100

  Manpower Inc.                                              65,600        2,093

* Catellus Development Corp.                                105,000        2,084

  MGIC Investment Corp.                                      50,400        2,082

  Amerada Hess Corp.                                         37,800        2,081

  Noble Energy, Inc.                                         55,300        2,077

* Patterson-UTI Energy, Inc.                                 68,700        2,073

* Energizer Holdings, Inc.                                   74,028        2,065

* Jacobs Engineering Group Inc.                              58,000        2,065

  Duke Energy Corp.                                         105,600        2,063

  Black & Decker Corp.                                       48,100        2,063

  Pulte Homes, Inc.                                          43,000        2,058

* King Pharmaceuticals, Inc.                                119,500        2,054

* Freeport-McMoRan Copper & Gold, Inc. Class B              122,200        2,051

  NSTAR                                                      46,000        2,042

  Sovereign Bancorp, Inc.                                   145,000        2,037

  The PMI Group Inc.                                         67,800        2,037

* Broadcom Corp.                                            134,900        2,032

  DENTSPLY International Inc.                                54,600        2,031

  Transatlantic Holdings, Inc.                               30,450        2,031

* Cooper Cameron Corp.                                       40,700        2,028

  Rockwell Collins, Inc.                                     86,800        2,019

* L-3 Communications Holdings, Inc.                          44,800        2,012

  Caterpillar, Inc.                                          44,000        2,012

* Westwood One, Inc.                                         53,800        2,010

  Fluor Corp.                                                71,700        2,008

* Waters Corp.                                               92,100        2,006

* Jabil Circuit, Inc.                                       111,900        2,005

* Varco International, Inc.                                 115,000        2,001

  Sprint Corp.                                              138,000        1,998

* Unisys Corp.                                              201,800        1,998

* Genentech, Inc.                                            60,050        1,991

  Neuberger Berman Inc.                                      59,400        1,989

  Molex, Inc.                                                85,656        1,974

* Park Place Entertainment Corp.                            234,600        1,971

* Dean Foods Co.                                             52,800        1,959

  Leucadia National Corp.                                    52,400        1,955

  Torchmark Corp.                                            53,300        1,947

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
Capital Appreciation Fund                                    Shares        (000)
--------------------------------------------------------------------------------

  Baker Hughes, Inc.                                         60,480        1,947

* Iron Mountain, Inc.                                        58,900        1,944

* Newfield Exploration Co.                                   53,800        1,939

  Herman Miller, Inc.                                       105,100        1,934

* Constellation Brands, Inc. Class A                         81,400        1,930

* Celgene Corp.                                              89,700        1,926

  Lyondell Chemical Co.                                     152,200        1,924

* Allied Waste Industries, Inc.                             192,100        1,921

  United Technologies Corp.                                  30,900        1,914

  Federated Investors, Inc.                                  75,350        1,912

* Cablevision Systems-NY Group Class A                      113,344        1,897

* Caremark Rx, Inc.                                         116,700        1,896

* Markel Corp.                                                9,200        1,891

* Micron Technology, Inc.                                   192,700        1,877

  PepsiAmericas, Inc.                                       139,700        1,876

  Wesco Financial Corp.                                       6,050        1,875

  Zions Bancorp                                              47,600        1,873

  Union Pacific Corp.                                        31,253        1,871

* Smithfield Foods, Inc.                                     94,200        1,868

* SPX Corp.                                                  49,800        1,865

* Reebok International Ltd.                                  63,400        1,864

  Bear Stearns Co., Inc.                                     31,300        1,859

  The Bank of New York Co., Inc.                             77,500        1,857

* JDS Uniphase Corp.                                        749,300        1,851

* Dollar Tree Stores, Inc.                                   75,250        1,849

  The St. Joe Co.                                            61,600        1,848

* Grant Prideco, Inc.                                       158,500        1,845

  FirstEnergy Corp.                                          55,900        1,843

  MBIA, Inc.                                                 42,000        1,842

* QLogic Corp.                                               53,000        1,829

  NIKE, Inc. Class B                                         40,800        1,814

* The Dunn & Bradstreet Corp.                                52,600        1,814

* Medicis Pharmaceutical Corp.                               36,300        1,803

* Phelps Dodge Corp.                                         56,900        1,801

* Lincare Holdings, Inc.                                     56,700        1,793

* Robert Half International, Inc.                           110,600        1,782

* Columbia Sportswear Co.                                    40,100        1,781

* IVAX Corp.                                                146,475        1,777

* GTECH Holdings Corp.                                       63,700        1,775

* Whole Foods Market, Inc.                                   33,600        1,772

* Lear Corp.                                                 53,200        1,770

  Peabody Energy Corp.                                       60,500        1,768

* CNA Financial Corp.                                        69,000        1,766

* Packaging Corp. of America                                 96,400        1,758

  Valero Energy Corp.                                        47,500        1,755

  Telephone & Data Systems, Inc.                             36,900        1,735

* Lamar Advertising Co. Class A                              51,460        1,732

* LaBranche & Co. Inc.                                       65,000        1,732

* Big Lots Inc.                                             130,606        1,728

  Roslyn Bancorp, Inc.                                       95,400        1,720

  Marriott International, Inc. Class A                       51,700        1,699

* Saks Inc.                                                 144,000        1,691

* SICOR, Inc.                                               105,600        1,674

* Mandalay Resort Group                                      54,400        1,665

* Sabre Holdings Corp.                                       91,836        1,663

* Barr Laboratories, Inc.                                    25,500        1,660

* FMC Technologies Inc.                                      81,025        1,655

  RadioShack Corp.                                           88,300        1,655

* Timberland Co.                                             46,300        1,649

  General Motors Corp.                                       44,682        1,647

* Smurfit-Stone Container Corp.                             106,302        1,636

  Northeast Utilities                                       107,400        1,629

  Ford Motor Co.                                            174,713        1,625

* NCR Corp.                                                  68,337        1,622

  W.W. Grainger, Inc.                                        31,400        1,619

  Dow Chemical Co.                                           54,200        1,610

* Millipore Corp.                                            47,200        1,605

  Investors Financial Services Corp.                         58,000        1,589

* Alliant Techsystems, Inc.                                  25,400        1,584

* Owens-Illinois, Inc.                                      108,600        1,583

* Swift Transportation Co., Inc.                             78,900        1,579

* Host Marriott Corp. REIT                                  177,943        1,575

  Stilwell Financial, Inc.                                  119,900        1,567

* Toys R Us, Inc.                                           156,600        1,566

  Pogo Producing Co.                                         42,000        1,565

* NVR, Inc.                                                   4,800        1,562

* Sanmina-SCI Corp.                                         347,692        1,561

  The MONY Group Inc.                                        65,000        1,556

  Dollar General Corp.                                      128,687        1,538

* Convergys Corp.                                           101,300        1,535

* Tech Data Corp.                                            56,700        1,529

* Health Net Inc.                                            57,900        1,529

  CSX Corp.                                                  53,900        1,526

* Cadence Design Systems, Inc.                              129,000        1,521

* Navistar International Corp.                               62,000        1,507

* Abercrombie & Fitch Co.                                    73,500        1,504

* Polo Ralph Lauren Corp.                                    68,700        1,495

  Reinsurance Group of America, Inc.                         55,200        1,495

* Laboratory Corp. of America Holdings                       64,300        1,494

* Henry Schein, Inc.                                         33,100        1,489

* AGCO Corp.                                                 67,000        1,481

* Michaels Stores, Inc.                                      47,200        1,477

* Hercules, Inc.                                            165,800        1,459

  Electronic Data Systems Corp.                              78,800        1,452

* Sealed Air Corp.                                           38,836        1,449

  Beckman Coulter, Inc.                                      49,000        1,446

* Career Education Corp.                                     35,900        1,436

* National Semiconductor Corp.                               95,500        1,433

* Alleghany Corp.                                             8,050        1,429

* AES Corp.                                                 472,000        1,425

* Metro-Goldwyn-Mayer Inc.                                  108,000        1,404

* Providian Financial Corp.                                 215,700        1,400

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
Capital Appreciation Fund                                    Shares        (000)
--------------------------------------------------------------------------------

* Teradyne, Inc.                                            107,600        1,400

* Network Appliance, Inc.                                   139,063        1,391

* BlackRock, Inc.                                            35,200        1,387

  HCC Insurance Holdings, Inc.                               56,000        1,378

* Weight Watchers  International, Inc.                       29,700        1,365

* BISYS Group, Inc.                                          85,100        1,353

* LSI Logic Corp.                                           233,700        1,348

  Clayton Homes Inc.                                        109,600        1,335

* Foot Locker, Inc.                                         126,700        1,330

* Advanced Micro Devices, Inc.                              205,400        1,327

  D. R. Horton, Inc.                                         76,350        1,325

* Calpine Corp.                                             403,800        1,316

* Performance Food Group Co.                                 38,700        1,314

* BJ's Wholesale Club, Inc.                                  71,800        1,314

  Delphi Corp.                                              162,994        1,312

  Allstate Corp.                                             35,200        1,302

  Tootsie Roll Industries, Inc.                              41,818        1,283

* Mettler-Toledo International Inc.                          40,000        1,282

  Total System Services, Inc.                                94,950        1,282

* Furniture Brands International Inc.                        53,600        1,278

  Precision Castparts Corp.                                  52,300        1,268

* Forest Oil Corp.                                           44,800        1,239

* Certegy, Inc.                                              50,400        1,237

  BB&T Corp.                                                 33,300        1,232

  Southern Co.                                               43,100        1,224

  IMS Health, Inc.                                           76,000        1,216

* Siebel Systems, Inc.                                      160,600        1,201

* Investment Technology Group, Inc.                          53,700        1,201

* Toll Brothers, Inc.                                        59,000        1,192

  E.W. Scripps Co. Class A                                   15,235        1,172

  Monsanto Co.                                               60,867        1,172

* Avnet, Inc.                                               108,100        1,171

  Dana Corp.                                                 99,000        1,164

* JetBlue Airways Corp.                                      42,900        1,158

* BearingPoint, Inc.                                        167,300        1,154

* AK Steel Corp.                                            143,200        1,146

  StanCorp Financial Group, Inc.                             23,400        1,143

  Autodesk, Inc.                                             79,800        1,141

* ICOS Corp.                                                 48,500        1,135

* Borders Group, Inc.                                        70,400        1,133

* KEMET Corp.                                               127,800        1,117

  AmerUs Group Co.                                           39,400        1,114

* BOK Financial Corp.                                        34,300        1,111

  Martin Marietta Materials, Inc.                            35,900        1,101

* Valassis Communications, Inc.                              37,200        1,095

  National City Corp.                                        39,900        1,090

* U.S. Cellular Corp.                                        42,700        1,068

  Brunswick Corp.                                            53,000        1,053

* Travelers Property Casualty Corp. Class B                  71,662        1,050

* Shaw Group, Inc.                                           63,400        1,043

* PETsMART, Inc.                                             60,800        1,042

* IndyMac Bancorp, Inc. REIT                                 56,000        1,035

* Interactive Data Corp.                                     75,000        1,031

* Hispanic Broadcasting Corp.                                48,800        1,003

* Vishay Intertechnology, Inc.                               89,400          999

* Barnes & Noble, Inc.                                       54,900          992

  Newell Rubbermaid, Inc.                                    32,660          991

* HealthSouth Corp.                                         235,500          989

* DeVry, Inc.                                                59,300          985

  Nationwide Financial Services, Inc.                        34,300          983

* American Eagle Outfitters, Inc.                            70,700          974

* Qwest Communications  International Inc.                  194,579          973

* Arrow Electronics, Inc.                                    74,600          954

* LAM Research Corp.                                         87,800          948

  Skywest, Inc.                                              72,300          945

* Andrx Group                                                64,000          939

* Hearst-Argyle Television Inc.                              38,900          938

* Mirant Corp.                                              495,200          936

* Krispy Kreme Doughnuts, Inc.                               27,400          925

  Dominion Resources, Inc.                                   16,839          924

  Eaton Vance Corp.                                          32,500          918

* Flowserve Corp.                                            62,000          917

* PanAmSat Corp.                                             62,000          908

  Delta Air Lines, Inc.                                      74,700          904

* Ingram Micro, Inc. Class A                                 73,100          903

* Continental Airlines, Inc. Class B                        122,300          887

  Hilton Hotels Corp.                                        69,750          887

  Instinet Group Inc.                                       207,300          877

  Marsh & McLennan Cos., Inc.                                18,800          869

* UTStarcom, Inc.                                            43,500          863

* Northwest Airlines Corp. Class A                          115,500          848

  Belo Corp. Class A                                         38,400          819

  Alberto-Culver Co. Class B                                 16,200          816

* United Rentals, Inc.                                       74,600          803

  Limited Brands, Inc.                                       56,874          792

* Rite Aid Corp.                                            318,400          780

  SunTrust Banks, Inc.                                       13,600          774

* IDEC Pharmaceuticals Corp.                                 23,100          766

* Varian Medical Systems, Inc.                               15,000          744

  McKesson Corp.                                             27,524          744

  Diamond Offshore Drilling, Inc.                            33,700          736

  ServiceMaster Co.                                          66,000          733

  El Paso Corp.                                             104,304          726

* Compuware Corp.                                           151,200          726

  NiSource, Inc.                                             35,920          718

  Exelon Corp.                                               13,600          718

  Hasbro, Inc.                                               62,100          717

* Lucent Technologies, Inc.                                 542,454          683

  Circuit City Stores, Inc.                                  85,000          631

* Atmel Corp.                                               280,800          626

* NVIDIA Corp.                                               52,300          602

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
Capital Appreciation Fund                                    Shares        (000)
--------------------------------------------------------------------------------

  Reynolds & Reynolds Class A                                23,500          599

  21st Century Insurance Group                               47,300          592

  Computer Associates International, Inc.                    42,289          571

* Tellabs, Inc.                                              77,400          563

* Viacom Inc. Class A                                        13,688          559

* 3Com Corp.                                                117,375          543

* ADC Telecommunications, Inc.                              259,000          541

  Baxter International, Inc.                                 19,100          535

* CarMax, Inc.                                               29,679          531

* Allmerica Financial Corp.                                  51,344          519

* Polycom, Inc.                                              51,700          492

  Nucor Corp.                                                11,900          491

* The Cheesecake Factory                                     13,100          474

* Citrix Systems, Inc.                                       37,600          463

  ProLogis REIT                                              18,389          462

* Symantec Corp.                                             11,100          450

  Sealed Air Corp.                                           10,117          431

  Burlington Northern Santa Fe Corp.                         14,493          377

* RF Micro Devices, Inc.                                     48,700          357

  Mellon Financial Corp.                                     12,500          326

* Scotts Co.                                                  6,200          304

* Avaya Inc.                                                119,396          293

  Albertson's, Inc.                                          12,800          285

* Amkor Technology, Inc.                                     59,800          285

  Xcel Energy, Inc.                                          25,455          280

* Ceridian Corp.                                             19,100          275

  The Clorox Co.                                              6,420          265

* Gateway, Inc.                                              82,600          259

  Nordstrom, Inc.                                            13,500          256

* Brocade Communications Systems, Inc.                       60,400          250

* Cypress Semiconductor Corp.                                40,600          232

* Sprint PCS                                                 49,020          215

* Entercom Communications Corp.                               4,200          197

  Cinergy Corp.                                               5,700          192

  Williams Cos., Inc.                                        70,683          191

* Solectron Corp.                                            50,500          179

  OM Group, Inc.                                             25,700          177

  Winn-Dixie Stores, Inc.                                    11,400          174

  St. Paul Cos., Inc.                                         4,800          163

  PNC Financial Services Group                                3,800          159

  Helmerich & Payne, Inc.                                     5,500          154

  TXU Corp.                                                   7,965          149

* Patterson Dental Co.                                        3,400          149

  Georgia Pacific Group                                       8,642          140

* Rent-A-Center, Inc.                                         2,000          100

* AMR Corp.                                                  15,100          100

* First Health Group Corp.                                    3,700           90

  Visteon Corp.                                              10,444           73

  Archer-Daniels-Midland Co.                                  4,773           59

* Cimarex Energy Co.                                          2,923           52

  Trizec Properties, Inc. REIT                                4,000           38

  Aquila, Inc.                                                8,118           14

* Charter Communications, Inc.                                9,700           11

  First Tennessee National Corp.                                300           11

  Allegheny Technologies Inc.                                 1,271            8

  Kellogg Co.                                                   100            3

  R.J. Reynolds Tobacco Holdings, Inc.                           53            2

  Dynegy, Inc.                                                  818            1

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,883,852)                                  2,001,551
--------------------------------------------------------------------------------
                                                                            Face
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.21%, 1/2/2003--Note F
(Cost $4,129)                                                $4,129       4,129
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (Cost $1,887,981)                                                   2,005,680
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     14,427
Liabilities--Note F                                                     (18,972)
                                                                ----------------
                                                                         (4,545)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $2,001,135
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $ 2,329,583
Overdistributed Net Investment Income                                    (2,993)
Accumulated Net Realized Losses                                        (443,154)
Unrealized Appreciation                                                 117,699
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,001,135
================================================================================

Investor Shares--Net Assets
Applicable to 59,225,564 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                            $1,154,448
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $19.49
================================================================================

Admiral Shares--Net Assets
Applicable to 18,879,763 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $740,786
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $39.24
================================================================================

Institutional Shares--Net Assets
Applicable to 5,432,722 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $105,901
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                         $19.49
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value*
Small-Cap Fund                                               Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
* Cephalon, Inc.                                            106,660      5,191

* Alliant Techsystems, Inc.                                  73,300      4,570

* NVR, Inc.                                                  13,900      4,524

  Pogo Producing Co.                                        117,900      4,392

  Fair, Isaac & Co. Inc.                                     97,757      4,174

  Harman International Industries, Inc.                      62,100      3,695

* Newfield Exploration Co.                                  100,100      3,609

* Zebra Technologies Corp. Class A                           60,400      3,461

* Coventry Health Care Inc.                                 116,000      3,367

  Cullen/Frost Bankers, Inc.                                 98,900      3,234

* Accredo Health, Inc.                                       91,225      3,216

* Corinthian Colleges, Inc.                                  83,500      3,161

* Pharmaceutical Product Development, Inc.                  107,000      3,132

* Chico's FAS, Inc.                                         163,400      3,090

  First American Corp.                                      139,000      3,086

  Washington Federal Inc.                                   121,676      3,024

* Mid Atlantic Medical Services, Inc.                        92,500      2,997

* Performance Food Group Co.                                 87,200      2,961

* Renal Care Group, Inc.                                     92,600      2,930

* Scotts Co.                                                 56,900      2,790

  Raymond James Financial, Inc.                              92,500      2,736

* Toll Brothers, Inc.                                       135,250      2,732

  Philadelphia Suburban Corp.                               131,443      2,708

  Hudson United Bancorp                                      86,089      2,677

  La-Z-Boy Inc.                                             110,210      2,643

  Werner Enterprises, Inc.                                  121,666      2,619

* O'Reilly Automotive, Inc.                                 103,200      2,610

  Graco, Inc.                                                90,825      2,602

* Medicis Pharmaceutical Corp.                               52,300      2,598

  Polaris Industries, Inc.                                   44,100      2,584

  Whitney Holdings Corp.                                     76,400      2,546

  Ethan Allen Interiors, Inc.                                73,280      2,519

  Applebee's International, Inc.                            106,775      2,476

  United Bankshares, Inc.                                    81,015      2,354

  First Midwest Bancorp, Inc.                                87,200      2,329

  Staten Island Bancorp, Inc.                               115,100      2,318

  Hilb, Rogal and Hamilton Co.                               56,300      2,303

  The Timken Co.                                            120,300      2,298

  Global Payments Inc.                                       71,340      2,284

* Skyworks Solutions, Inc.                                  264,159      2,277

* Techne Corp.                                               79,200      2,263

  Piedmont Natural Gas, Inc.                                 63,900      2,259

* NBTY, Inc.                                                126,100      2,217

  Roper Industries Inc.                                      59,600      2,181

* IDEXX Laboratories Corp.                                   65,500      2,181

* Heartland Express, Inc.                                    95,134      2,180

  Jefferies Group, Inc.                                      51,300      2,153

  Regis Corp.                                                82,300      2,139

  AptarGroup Inc.                                            68,400      2,137

  Shurgard Storage Centers, Inc. Class A REIT                68,100      2,134

* Cerner Corp.                                               67,500      2,110

  Ruby Tuesday, Inc.                                        121,400      2,099

  Diagnostic Products Corp.                                  54,300      2,097

  Downey Financial Corp.                                     53,700      2,094

* Waste Connections, Inc.                                    54,200      2,093

* Cymer, Inc.                                                64,700      2,087

* Zale Corp.                                                 65,000      2,074

  Florida Rock Industries, Inc.                              54,300      2,066

* ITT Educational Services, Inc.                             87,500      2,061

  Oshkosh Truck Corp.                                        33,450      2,057

  Corn Products International, Inc.                          67,800      2,043

  IDEX Corp.                                                 61,700      2,018

  Commercial Federal Corp.                                   86,000      2,008

  Community First Bankshares, Inc.                           75,200      1,990

  Atmos Energy Corp.                                         85,300      1,989

  UGI Corp. Holding Co.                                      52,400      1,959

* Respironics, Inc.                                          64,375      1,959

  Invacare Corp.                                             58,800      1,958

* Pediatrix Medical Group, Inc.                              48,650      1,949

* Priority Healthcare Corp. Class B                          83,600      1,940

  MDC Holdings, Inc.                                         50,662      1,938

* ResMed Inc.                                                63,200      1,932

* CACI International, Inc.                                   54,000      1,925

* Panera Bread Co.                                           55,200      1,922

  Energen Corp.                                              65,600      1,909

* Linens 'n Things, Inc.                                     83,800      1,894

* Arbitron Inc.                                              56,100      1,879

* Tom Brown, Inc.                                            74,707      1,875

  Thor Industries, Inc.                                      54,100      1,863

* Southwest  Bancorporation of Texas, Inc.                   63,933      1,842

  FactSet Research Systems Inc.                              64,200      1,815

* United Stationers, Inc.                                    62,700      1,806

* Landstar System, Inc.                                      30,900      1,803

* Fossil, Inc.                                               87,700      1,784

* Mueller Industries Inc.                                    65,200      1,777

* Take-Two Interactive Software, Inc.                        75,400      1,771

  Essex Property Trust, Inc. REIT                            34,600      1,759

  Briggs & Stratton Corp.                                    41,100      1,746

  The South Financial Group, Inc.                            83,938      1,734

* AnnTaylor Stores Corp.                                     84,450      1,724

* Southern Union Co.                                        104,327      1,721

* P.F. Chang's China Bistro, Inc.                            47,300      1,717

  First Bancorp/Puerto Rico                                  75,800      1,713

* Stone Energy Corp.                                         51,280      1,711

* SEACOR SMIT Inc.                                           38,300      1,704

  Mentor Corp.                                               44,100      1,698

  Black Box Corp.                                            37,800      1,693

  UCBH Holdings, Inc.                                        39,700      1,685

* Hyperion Solutions Corp.                                   65,200      1,674

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value*
Small-Cap Fund                                               Shares       (000)
--------------------------------------------------------------------------------

  Ryland Group, Inc.                                         49,900      1,664

* Cal Dive International, Inc.                               70,800      1,664

* Evergreen Resources, Inc.                                  36,990      1,659

* Pacific Sunwear of California, Inc.                        93,600      1,656

  Patina Oil & Gas Corp.                                     52,300      1,655

* Anixter International Inc.                                 71,000      1,650

  East West Bancorp, Inc.                                    44,800      1,616

  New Jersey Resources Corp.                                 51,150      1,616

* CEC Entertainment Inc.                                     52,450      1,610

* Too Inc.                                                   66,900      1,573

* Pinnacle Systems, Inc.                                    115,600      1,573

* Sonic Corp.                                                76,500      1,567

  Susquehanna Bancshares, Inc.                               74,970      1,562

* FLIR Systems, Inc.                                         32,000      1,562

  Chittenden Corp.                                           61,175      1,559

  Cabot Oil & Gas Corp.                                      62,800      1,556

  Standard Pacific Corp.                                     62,600      1,549

* Regeneron Pharmaceuticals, Inc.                            83,700      1,549

* Cognex Corp.                                               83,700      1,543

  MAF Bancorp, Inc.                                          45,400      1,540

  The Toro Co.                                               24,000      1,534

* Simpson Manufacturing Co.                                  46,500      1,530

  A.O. Smith Corp.                                           56,600      1,529

  Southwest Gas Corp.                                        65,100      1,527

* Unit Corp.                                                 82,200      1,525

  Clarcor Inc.                                               47,200      1,523

* Varian Semiconductor Equipment Associates, Inc.            63,900      1,518

  Burlington Coat Factory Warehouse Corp.                    84,400      1,515

  ABM Industries Inc.                                        97,100      1,505

* US Oncology, Inc.                                         173,200      1,502

* EMCOR Group, Inc.                                          28,300      1,500

  TrustCo Bank NY                                           139,146      1,500

  Cambrex Corp.                                              49,300      1,489

  Delta & Pine Land Co.                                      72,500      1,480

  Delphi Financial Group, Inc.                               38,966      1,479

  Skywest, Inc.                                             112,700      1,473

* Knight Transportation, Inc.                                70,100      1,472

  USFreightways Corp.                                        51,000      1,466

* UICI                                                       93,900      1,460

  Brady Corp. Class A                                        43,700      1,457

* Philadelphia Consolidated  Holding Corp.                   41,000      1,451

  Cooper Cos., Inc.                                          58,000      1,451

* Yellow Corp.                                               57,600      1,451

  Colonial Properties Trust REIT                             42,600      1,446

  CH Energy Group, Inc.                                      31,000      1,446

  G & K Services, Inc. Class A                               40,800      1,444

* Kansas City Southern                                      119,500      1,433

* Cimarex Energy Co.                                         80,000      1,432

* Ralcorp Holdings, Inc.                                     56,800      1,428

* Kroll Inc.                                                 73,900      1,410

  Roadway Corp.                                              38,251      1,408

  Georgia Gulf Corp.                                         60,800      1,407

  Winnebago Industries, Inc.                                 35,700      1,401

  MacDermid, Inc.                                            61,100      1,396

* Hot Topic, Inc.                                            60,950      1,395

* Men's Wearhouse, Inc.                                      80,700      1,384

* Kronos, Inc.                                               37,327      1,381

  Massey Energy Co.                                         141,811      1,378

  Russ Berrie and Co., Inc.                                  40,500      1,368

  Lennox International Inc.                                 108,938      1,367

  Northwest Natural Gas Co.                                  50,500      1,367

  NDCHealth Corp.                                            68,600      1,365

* Watson Wyatt & Co. Holdings                                62,500      1,359

* Jack in the Box Inc.                                       77,550      1,341

* Manhattan Associates, Inc.                                 56,510      1,337

  Vintage Petroleum, Inc.                                   125,700      1,326

  Analogic Corp.                                             26,200      1,318

  St. Mary Land & Exploration Co.                            52,700      1,318

  Baldor Electric Co.                                        66,660      1,317

  Selective Insurance Group                                  52,200      1,314

* DRS Technologies, Inc.                                     41,900      1,313

* Benchmark Electronics, Inc.                                45,800      1,313

* Kirby Corp.                                                47,700      1,307

* SCP Pool Corp.                                             44,725      1,306

  Fred's, Inc.                                               50,500      1,298

  Hughes Supply, Inc.                                        47,500      1,298

* ADVO, Inc.                                                 39,500      1,297

  Reliance Steel & Aluminum Co.                              62,000      1,291

  Curtiss-Wright Corp.                                       20,200      1,289

  Central Parking Corp.                                      68,000      1,282

  R.L.I. Corp.                                               45,800      1,278

  Technitrol, Inc.                                           79,000      1,275

  John H. Harland Co.                                        57,590      1,274

* American Italian Pasta Co.                                 35,400      1,274

* Arkansas Best Corp.                                        49,000      1,273

* INAMED Corp.                                               41,300      1,272

  LandAmerica Financial Group, Inc.                          35,850      1,271

  The Manitowac Co., Inc.                                    49,700      1,267

* SERENA Software, Inc.                                      79,900      1,262

  Waypoint Financial Corp.                                   70,800      1,260

  American Financial Holdings, Inc.                          42,100      1,258

  New Century Financial Corp.                                49,300      1,252

* Quiksilver, Inc.                                           46,900      1,250

  Capital Automotive REIT                                    52,662      1,248

  Kellwood Co.                                               47,900      1,245

* AmeriPath, Inc.                                            57,900      1,245

* Mercury Computer Systems, Inc.                             40,700      1,241

* Dionex Corp.                                               41,600      1,236

* Cost Plus, Inc.                                            43,000      1,233

* Shaw Group, Inc.                                           74,920      1,232

* Tetra Tech, Inc.                                          100,868      1,231

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value*
Small-Cap Fund                                               Shares       (000)
--------------------------------------------------------------------------------

  Wolverine World Wide, Inc.                                 80,800      1,221

* AMERIGROUP Corp.                                           40,160      1,217

  Kilroy Realty Corp. REIT                                   52,700      1,215

* Avid Technology, Inc.                                      52,800      1,212

  Alpharma, Inc. Class A                                    101,100      1,204

* Oceaneering International, Inc.                            48,470      1,199

* Adaptec, Inc.                                             211,500      1,195

  The Pep Boys (Manny, Moe & Jack)                          101,800      1,181

* Barra, Inc.                                                38,200      1,159

  Landry's Restaurants, Inc.                                 54,430      1,156

* Coherent, Inc.                                             57,800      1,153

* Paxar Corp.                                                78,100      1,152

  UniSource Energy Corp.                                     66,300      1,146

  Casey's General Stores, Inc.                               93,550      1,142

  Tredegar Corp.                                             76,100      1,142

* Rare Hospitality International Inc.                        41,300      1,141

  Provident Bankshares Corp.                                 49,144      1,136

  Engineered Support Systems, Inc.                           30,900      1,133

* Steel Dynamics, Inc.                                       93,900      1,130

* MAXIMUS, Inc.                                              43,200      1,128

  Coca-Cola Bottling Co.                                     17,400      1,122

* ATMI, Inc.                                                 60,500      1,120

* CONMED Corp.                                               57,100      1,119

* Sybron Dental Specialties, Inc.                            75,000      1,114

* PRG-Schultz International, Inc.                           124,900      1,112

  Acuity Brands, Inc.                                        82,000      1,110

  Owens & Minor, Inc. Holding Co.                            67,500      1,108

* Argosy Gaming Co.                                          57,800      1,094

* DIANON Systems, Inc.                                       22,900      1,093

* Electro Scientific Industries, Inc.                        54,500      1,090

* CUNO Inc.                                                  32,900      1,090

  Avista Corp.                                               94,200      1,089

* El Paso Electric Co.                                       98,900      1,088

* Axcelis Technologies, Inc.                                193,743      1,087

  Cato Corp. Class A                                         50,300      1,086

  Quanex Corp.                                               32,150      1,077

* Atlantic Coast Airlines Holdings Inc.                      89,400      1,075

  Russell Corp.                                              64,100      1,073

* Sunrise Assisted Living, Inc.                              42,900      1,068

* Triarc Cos., Inc. Class A                                  40,600      1,065

  Sterling Bancshares, Inc.                                  87,000      1,063

  Wintrust Financial Corp.                                   33,900      1,062

* Group 1 Automotive, Inc.                                   44,420      1,061

* Christopher & Banks Corp.                                  50,900      1,056

* Hydrill Co.                                                44,800      1,056

* Aztar Corp.                                                73,900      1,055

* Maverick Tube Corp.                                        80,700      1,052

* Hutchinson Technology, Inc.                                50,600      1,047

* Orthodontic Centers of America, Inc.                       94,900      1,035

* ICU Medical, Inc.                                          27,700      1,033

  Regal-Beloit Corp.                                         49,900      1,033

* Hain Celestial Group, Inc.                                 66,900      1,017

  Inter-Tel, Inc.                                            48,300      1,010

* IHOP Corp.                                                 42,000      1,008

* THQ Inc.                                                   76,000      1,007

  Texas Industries, Inc.                                     41,400      1,006

* Teledyne Technologies, Inc.                                64,100      1,005

* Haemonetics Corp.                                          46,750      1,003

  The Standard Register Co.                                  55,600      1,001

* American Management  Systems, Inc.                         83,282        999

* Triumph Group, Inc.                                        31,200        997

  UIL Holdings Corp.                                         28,500        994

* Biosite Inc.                                               29,110        990

  Dime Community Bancshares                                  51,650        989

* Ryan's Family Steak Houses, Inc.                           86,750        985

* CDI Corp.                                                  36,300        979

  Glenborough Realty Trust, Inc. REIT                        54,900        978

* SurModics, Inc.                                            34,100        978

  CARBO Ceramics Inc.                                        29,000        977

  Anchor Bancorp Wisconsin Inc.                              46,900        973

* Exar Corp.                                                 78,000        967

* Offshore Logistics, Inc.                                   44,000        964

* United Natural Foods, Inc.                                 38,000        963

* Power Integrations, Inc.                                   56,300        957

* Pre-Paid Legal Services, Inc.                              36,500        956

  Aaron Rents, Inc. Class B                                  43,600        954

* Monaco Coach Corp.                                         57,450        951

  Seacoast Financial Services Corp.                          47,500        951

* First Federal Financial Corp.                              32,500        941

* Verity, Inc.                                               69,820        935

* WMS Industries, Inc.                                       62,310        933

* Province Healthcare Co.                                    95,550        930

  Irwin Financial Corp.                                      56,000        924

  Rock-Tenn Co.                                              68,200        919

  Commercial Metals Co.                                      56,400        916

* The Gymboree Corp.                                         57,600        914

  Frontier Oil Corp.                                         52,900        911

  Woodward Governor Co.                                      20,900        909

  C & D Technologies, Inc.                                   51,300        906

  Valmont Industries, Inc.                                   46,700        906

  The Laclede Group, Inc.                                    37,200        900

* Insituform Technologies Inc. Class A                       52,800        900

  Boston Private Financial  Holdings, Inc.                   45,300        900

* Griffon Corp.                                              66,010        899

* Financial Federal Corp.                                    35,600        895

  Riggs National Corp.                                       57,400        889

  Flagstar Bancorp, Inc.                                     41,000        886

  Thomas Industries, Inc.                                    33,700        878

* Photronics Inc.                                            63,800        874

* Jo-Ann Stores, Inc. Class A                                37,900        871

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value*
Small-Cap Fund                                               Shares       (000)
--------------------------------------------------------------------------------

  Zenith National Insurance Corp.                            37,000        870

* FileNET Corp.                                              70,400        858

  Wellman, Inc.                                              63,345        855

  WD-40 Co.                                                  32,300        853

  Watsco, Inc.                                               52,040        852

* DSP Group Inc.                                             53,800        851

* URS Corp.                                                  59,500        847

  Brown Shoe Co., Inc.                                       35,500        846

* Remington Oil & Gas Corp.                                  51,400        843

* eFunds Corp.                                               92,400        842

* Lone Star Technologies, Inc.                               56,100        835

* AmSurg Corp.                                               40,800        834

  The Marcus Corp.                                           58,600        832

  EDO Corp.                                                  39,900        829

* Progress Software Corp.                                    64,000        829

* Atwood Oceanics, Inc.                                      27,500        828

  Watts Industries Class A                                   52,500        826

* NCO Group, Inc.                                            51,500        821

* Genesco, Inc.                                              43,658        813

  Stewart & Stevenson  Services, Inc.                        57,500        813

  Arch Chemicals, Inc.                                       44,200        807

* Armor Holdings, Inc.                                       58,500        806

  Bowne & Co., Inc.                                          67,300        804

* International Multifoods Corp.                             37,700        799

* Ionics, Inc.                                               35,000        798

* Enzo Biochem, Inc.                                         56,754        795

  Hooper Holmes, Inc.                                       128,700        790

  Methode Electronics, Inc. Class A                          71,900        789

  K-Swiss, Inc.                                              36,300        788

* Brooks-PRI Automation, Inc.                                68,676        787

  Lone Star Steakhouse & Saloon, Inc.                        40,500        783

* Spherion Corp.                                            116,800        783

* MICROS Systems, Inc.                                       34,900        782

* O'Charley's Inc.                                           37,900        778

* Global Imaging Systems, Inc.                               42,176        775

* Photon Dynamics, Inc.                                      33,975        775

  Universal Forest Products, Inc.                            36,200        772

* Viasys Healthcare Inc.                                     51,800        771

  Barnes Group, Inc.                                         37,800        769

* Advanced Energy Industries, Inc.                           59,925        762

* Itron, Inc.                                                39,700        761

* The Dress Barn, Inc.                                       57,200        761

  Vital Signs, Inc.                                          25,400        759

* W-H Energy Services, Inc.                                  52,000        759

* Duane Reade Inc.                                           44,600        758

* Nautica Enterprises, Inc.                                  68,000        755

  Belden, Inc.                                               49,600        755

* PolyMedica Corp.                                           24,300        749

* Actel Corp.                                                45,974        746

  Libbey, Inc.                                               28,600        744

* Startek, Inc.                                              26,800        740

  Park Electrochemical Corp.                                 38,450        738

* Forward Air Corp.                                          38,000        738

* DuPont Photomasks, Inc.                                    31,700        737

  Datascope Corp.                                            29,500        732

* Esterline Technologies Corp.                               41,400        732

* Imagistics International Inc.                              36,420        728

* Prime Hospitality Corp.                                    89,200        727

* School Specialty, Inc.                                     36,100        721

  Schweitzer-Mauduit International, Inc.                     29,400        720

* Trimble Navigation Ltd.                                    57,300        716

  Applied Industrial Technology, Inc.                        37,800        714

  PolyOne Corp.                                             181,900        713

* Rogers Corp.                                               32,000        712

* ShopKo Stores, Inc.                                        57,100        711

  American States Water Co.                                  30,650        710

* Insight Enterprises, Inc.                                  85,100        707

* Stewart Information Services Corp.                         32,900        704

  Chemed Corp.                                               19,900        703

  Arctic Cat, Inc.                                           43,820        701

  Oshkosh B' Gosh, Inc. Class A                              24,600        690

  Lance, Inc.                                                57,900        685

* Sierra Health Services, Inc.                               56,800        682

* Shuffle Master, Inc.                                       35,600        680

* Advanced Medical Optics Inc.                               56,700        679

* Information Holdings Inc.                                  43,700        678

  GenCorp, Inc.                                              85,500        677

  Fleming Cos., Inc.                                        102,700        675

  Fremont General Corp.                                     149,600        672

* Aeroflex, Inc.                                             97,234        671

  Action Performance Cos., Inc.                              35,200        669

* JAKKS Pacific, Inc.                                        49,600        668

  Elk Corp.                                                  38,500        666

* Checkpoint Systems, Inc.                                   64,300        665

* General Communication, Inc.                                98,800        663

* Intermagnetics General Corp.                               33,695        662

* Ciber, Inc.                                               128,100        660

* The Wet Seal, Inc. Class A                                 60,600        652

* Impath, Inc.                                               32,770        646

* Gardner Denver Inc.                                        31,800        645

  Myers Industries, Inc.                                     60,162        644

  JLG Industries, Inc.                                       85,100        641

  Phillips-Van Heusen Corp.                                  55,200        638

* SOURCECORP, Inc.                                           34,300        638

* SPS Technologies, Inc.                                     26,800        637

  Deltic Timber Corp.                                        23,800        635

* J & J Snack Foods Corp.                                    17,600        628

* Sola International Inc.                                    48,300        628

* Standard Microsystem Corp.                                 32,100        625

  New England Business Service, Inc.                         25,600        625

* Veeco Instruments, Inc.                                    54,000        624

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value*
Small-Cap Fund                                               Shares       (000)
--------------------------------------------------------------------------------

* Rudolph Technologies, Inc.                                 32,200        617

  Haverty Furniture Cos., Inc.                               44,000        612

* ViaSat, Inc.                                               52,800        609

  Helix Technology Corp.                                     54,300        608

* TETRA Technologies, Inc.                                   28,300        605

  Cohu, Inc.                                                 41,090        604

* First Republic Bank                                        30,000        600

  Lawson Products, Inc.                                      19,300        598

  Standex International Corp.                                25,000        596

* Consolidated Graphics, Inc.                                26,700        594

* Dendrite International, Inc.                               79,400        593

  The Stride Rite Corp.                                      82,700        593

* Dril-Quip, Inc.                                            35,000        592

* MRO Software Inc.                                          48,600        590

* Southwestern Energy Co.                                    51,500        590

* RehabCare Group, Inc.                                      30,900        590

* ANSYS, Inc.                                                29,100        588

  Pioneer Standard Electronics Inc.                          63,600        584

* Prima Energy Corp.                                         26,100        584

* Vicor Corp.                                                70,349        580

* Planar Systems, Inc.                                       28,100        580

* Fleetwood Enterprises, Inc.                                73,630        578

  Presidential Life Corp.                                    58,100        577

  Hancock Fabrics, Inc.                                      37,700        575

* Systems & Computer  Technology Corp.                       66,700        574

  Advanced Marketing Services                                38,900        572

* Plains Resources Inc.                                      48,000        569

* ESS Technology, Inc.                                       90,100        567

* 4Kids Entertainment Inc.                                   25,300        559

* Steak n Shake Co.                                          54,400        544

* PAREXEL International Corp.                                49,400        543

  Chesapeake Corp. of Virginia                               30,400        543

* Cable Design Technologies Corp.                            91,900        542

* Volt Information Sciences Inc.                             31,700        542

* CIMA Labs Inc.                                             22,400        542

* Kulicke & Soffa Industries, Inc.                           94,300        539

* J. Jill Group, Inc.                                        38,400        537

* Allen Telecom Inc.                                         56,400        534

  Dimon Inc.                                                 88,800        533

* Caraustar Industries, Inc.                                 56,100        532

* Radiant Systems, Inc.                                      55,200        532

  Robbins & Myers, Inc.                                      28,800        530

* Labor Ready, Inc.                                          82,500        530

* Heidrick & Struggles International, Inc.                   36,100        530

* TBC Corp.                                                  43,000        516

  Lindsay Manufacturing Co.                                  24,100        516

  Apogee Enterprises, Inc.                                   57,200        512

* Stein Mart, Inc.                                           83,500        509

  Sturm, Ruger & Co., Inc.                                   53,000        507

  Coachmen Industries, Inc.                                  31,970        505

* Pegasus Solutions Inc.                                     49,400        494

  Skyline Corp.                                              16,600        490

  Kaman Corp. Class A                                        44,300        487

* Audiovox Corp.                                             47,000        486

* JDA Software Group, Inc.                                   50,153        484

* Hologic, Inc.                                              39,600        484

* Bally Total Fitness Holding Corp.                          67,800        481

* Stillwater Mining Co.                                      89,600        479

  SWS Group, Inc.                                            35,292        479

* SPSS, Inc.                                                 34,000        476

  CTS Corp.                                                  60,900        472

* Buckeye Technology, Inc.                                   76,500        470

* MemberWorks, Inc.                                          25,700        462

  Cash America International Inc.                            48,400        461

  Bel Fuse, Inc. Class B                                     22,650        456

* The Children's Place Retail Stores, Inc.                   42,645        454

* Mobile Mini, Inc.                                          28,800        451

* Boston Communications Group, Inc.                          35,500        451

  Pope & Talbot, Inc.                                        31,400        448

  Quaker Chemical Corp.                                      19,300        448

  NUI Corp.                                                  25,600        442

* Tower Automotive, Inc.                                     98,000        441

* On Assignment, Inc.                                        51,700        440

  GBC Bancorp                                                22,700        439

* Input/Output, Inc.                                        102,800        437

  Cascade Natural Gas Corp.                                  21,800        436

* ArthroCare Corp.                                           43,800        431

  Central Vermont Public Service Corp.                       23,600        431

* Nuevo Energy Co.                                           38,800        431

* The Great Atlantic & Pacific Tea Co., Inc.                 53,200        429

* Pericom Semiconductor Corp.                                51,300        426

* Veritas DGC Inc.                                           53,800        425

* Wabash National Corp.                                      50,100        420

* RTI International Metals                                   41,500        419

* Cleveland-Cliffs Iron Co.                                  21,100        419

* Noven Pharmaceuticals, Inc.                                44,800        414

* Frontier Airlines, Inc.                                    61,050        413

* Curative Health Services Inc.                              23,800        411

* Kopin Corp.                                               103,300        405

* Insurance Auto Auctions, Inc.                              24,300        403

* Rainbow Technologies, Inc.                                 56,000        402

  National Presto Industries, Inc.                           13,500        396

  Milacron Inc.                                              66,400        395

  Keithley Instruments Inc.                                  31,500        394

* Astec Industries, Inc.                                     39,200        389

* Ultratech Stepper, Inc.                                    39,400        388

  Oxford Industries, Inc.                                    14,800        380

* Supertex, Inc.                                             25,400        378

* Lydall, Inc.                                               33,200        377

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value*
Small-Cap Fund                                               Shares       (000)
--------------------------------------------------------------------------------

  Building Materials Holding Corp.                           26,200        375

* Bio-Technology General Corp.                              116,678        373

* MGI Pharma, Inc.                                           50,800        368

  Talx Corp.                                                 28,400        367

* Material Sciences Corp.                                    28,200        365

* Administaff, Inc.                                          60,500        363

* Pinnacle Entertainment, Inc.                               52,000        360

* Swift Energy Co.                                           37,200        360

  Angelica Corp.                                             17,400        359

* AstroPower, Inc.                                           43,450        347

  BEI Technologies, Inc.                                     30,500        341

  Standard Motor Products, Inc.                              25,800        335

* K2 Inc.                                                    35,600        335

* Department 56 Inc.                                         25,900        334

  Bassett Furniture Industries, Inc.                         23,300        334

* Tollgrade Communications, Inc.                             28,300        332

  Steel Technologies, Inc.                                   19,300        327

  Interface, Inc.                                           105,480        324

* Catapult Communications Corp.                              27,000        323

* Omnova Solutions Inc.                                      79,600        321

* Concord Communications, Inc.                               35,600        320

  Northwestern Corp.                                         62,000        315

* Ultimate Electronics, Inc.                                 31,000        315

  Nature's Sunshine Inc.                                     32,100        312

* Phoenix Technologies Ltd.                                  53,900        311

* Symmetricom Inc.                                           73,600        311

* NYFIX, Inc.                                                68,500        308

* Footstar Inc.                                              43,900        306

  Ryerson Tull, Inc.                                         49,700        303

* Thomas Nelson, Inc.                                        30,100        302

* Harmonic, Inc.                                            131,000        301

* Concord Camera Corp.                                       54,500        296

* RadiSys Corp.                                              36,955        295

* Microsemi Corp.                                            47,800        291

* Goody's Family Clothing                                    65,400        290

  X-Rite Inc.                                                41,300        289

* Champion Enterprises, Inc.                                 98,600        281

  Century Aluminum Co.                                       37,877        281

* PC-Tel, Inc.                                               40,400        274

* SBS Technologies, Inc.                                     29,900        274

* Three-Five Systems, Inc.                                   42,298        273

* Mesa Air Group Inc.                                        64,400        262

  OM Group, Inc.                                             38,050        262

* Midway Games Inc.                                          62,700        261

  Butler Manufacturing Co.                                   13,500        261

* IMCO Recycling, Inc.                                       31,300        254

* Artesyn Technologies, Inc.                                 63,100        242

* Theragenics Corp.                                          59,000        238

* Applica Inc.                                               47,200        236

* C-COR Electronics, Inc.                                    70,400        234

  CPI Corp.                                                  16,100        233

* Syncor International Corp.                                  8,200        227

* CryoLife Inc.                                              32,800        224

  Commonwealth Industries Inc.                               32,500        222

* Magnatek, Inc.                                             49,081        218

* Netegrity, Inc.                                            66,748        217

* Osteotech, Inc.                                            33,600        216

* Bell Microproducts Inc.                                    39,000        215

  Penford Corp.                                              15,200        214

* Gerber Scientific, Inc.                                    52,700        214

* Carreker Corp.                                             47,132        214

* Alliance Semiconductor Corp.                               54,000        212

  Intermet Corp.                                             50,500        212

  Fedders Corp.                                              74,840        212

* Salton, Inc.                                               21,900        211

* QRS Corp.                                                  31,700        209

* Ashworth, Inc.                                             32,200        206

* Midas Inc.                                                 31,100        200

* Enesco Group, Inc.                                         28,000        198

* Royal Appliance Manufacturing Co.                          26,500        193

* Huffy Corp.                                                31,900        190

* Midwest Express Holdings, Inc.                             35,000        187

* Roxio, Inc.                                                39,000        186

* Computer Task Group, Inc.                                  51,000        178

  Green Mountain Power Corp.                                  8,475        178

  Haggar Corp.                                               13,900        175

* A.T. Cross Co. Class A                                     32,700        175

* Network Equipment Technologies, Inc.                       44,200        173

* MapInfo Corp.                                              30,800        171

* Zix Corp.                                                  38,300        169

* Concerto Software Inc.                                     24,600        166

* Captaris Inc.                                              64,400        155

  SCPIE Holdings Inc.                                        23,300        154

* Metro One Telecommunications, Inc.                         22,150        143

* Wolverine Tube, Inc.                                       24,700        141

* A.M. Castle & Co.                                          30,700        140

* Brooktrout Technology, Inc.                                26,300        139

* SCM Microsystems, Inc.                                     32,400        138

* Hall, Kinion & Associates, Inc.                            24,400        136

* Luby's, Inc.                                               46,000        134

* Digi International, Inc.                                   44,500        129

* ArQule, Inc.                                               42,000        128

* Meade Instruments Corp.                                    39,100        122

  AAR Corp.                                                  23,500        121

* Aware, Inc.                                                55,500        121

  Nash-Finch Co.                                             14,200        110

* Information Resources, Inc.                                60,100         96

* Analysts International Corp.                               48,300         96

* BE Aerospace, Inc.                                         21,700         79

* Brush Engineered Materials Inc.                            13,800         76

* Flow International Corp.                                    4,700         12
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $594,408)                                    629,968
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               Face       Market
                                                             Amount       Value*
                                                              (000)        (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.6%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.21%, 1/2/2003--Note F                                      $9,095      9,095
1.22%, 1/2/2003                                               1,003      1,003
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,098)                         10,098
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.5%) (Cost $604,506)                             640,066
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.5%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     3,353
Liabilities--Note F                                                    (12,714)
                                                                ----------------
                                                                        (9,361)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $630,705
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.
--------------------------------------------------------------------------------
                                                                         Amount
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
================================================================================
Paid-in Capital                                                       $641,116
Overdistributed Net Investment Income                                     (684)
Accumulated Net Realized Losses                                        (45,287)
Unrealized Appreciation                                                 35,560
--------------------------------------------------------------------------------
NET ASSETS                                                            $630,705
================================================================================
Investor Shares--Net Assets
Applicable to 47,467,979 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $601,375
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                             $12.67
================================================================================

Institutional Shares--Net Assets
Applicable to 2,312,535 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $29,330
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                        $12.68
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.3%)
--------------------------------------------------------------------------------
Australia (4.7%)

  National Australia Bank Ltd.                              112,208      2,006

  BHP Billiton Ltd.                                         269,439      1,540

  Commonwealth Bank of Australia                             91,719      1,394

  Australia & New Zealand Bank Group Ltd.                   109,029      1,065

  Westpac Banking Corp., Ltd.                               131,319      1,017

  News Corp. Ltd. Pfd.                                      140,843        757

  News Corp. Ltd.                                           106,213        687

  AMP Ltd.                                                   84,474        532

  Woolworths Ltd.                                            80,401        516

  Rio Tinto Ltd.                                             22,661        433

  Foster's Group Ltd.                                       164,102        416

  Wesfarmers Ltd.                                            27,713        415

  Telstra Corp. Ltd.                                        163,261        405

  Coles Myer Ltd.                                            92,350        328

  Mirvac Group                                              130,017        303

  Amcor Ltd.                                                 62,492        299

  Suncorp-Metway Ltd.                                        43,762        275

  CSR Ltd.                                                   75,505        269

  Macquarie Infrastucture Group                             144,307        260

  Woodside Petroleum Ltd.                                    33,989        237

  Macquarie Bank Ltd.                                        16,575        220

  Alumina Ltd.                                               79,531        219

  Lend Lease Corp.                                           35,681        195

  Brambles Industries Ltd.                                   72,662        192

* WMC Resources Ltd.                                         79,531        190

  Insurance Australia Group Ltd.                            122,438        189

  Tabcorp Holdings Ltd.                                      31,322        188

  QBE Insurance Group Ltd.                                   38,840        178

  Australian Gas Light Co., Ltd.                             29,087        173

  Santos Ltd.                                                50,307        171

  CFS Gandel Retail Trust                                   212,390        164

  Southcorp Ltd.                                             53,600        139

  Mayne Group Ltd.                                           74,663        137

  James Hardie Industries NV                                 35,327        136

  CSL Ltd.                                                   10,869        132

  Origin Energy Ltd.                                         57,892        121

  M.I.M. Holdings Ltd.                                      134,908        115

  Orica Ltd.                                                 18,094        107

* BHP Steel Ltd.                                             58,448        106

  Goodman Fielder Ltd.                                      104,517        105

  Cochlear Ltd.                                               4,667        102

  Newcrest Mining Ltd.                                       24,994        101

  Boral Ltd.                                                 40,493         99

  Paperlinx Ltd.                                             34,287         98

  John Fairfax Holding Ltd.                                  51,048         93

  Deutsche Office Trust                                     123,317         83

  Coca-Cola Amatil Ltd.                                      25,586         76

  Patrick Corp. Ltd.                                         10,000         74

  Transurban Group                                           32,519         74

  Harvey Norman Holdings Ltd.                                48,047         71

  Computershare Ltd.                                         67,468         70

  Leighton Holdings Ltd.                                     12,171         70

  Aristocrat Leisure Ltd.                                    23,600         62

  Australian Stock Exchange Ltd.                              9,100         58

  OneSteel Ltd.                                              57,393         58

* Ansell Ltd.                                                13,630         58

  Publishing & Broadcasting Ltd.                             10,900         53

  Sonic Healthcare Ltd.                                      13,100         49

  BRL Hardy Ltd.                                             11,200         44

  Tab Ltd.                                                   25,295         43

  Futuris Corp., Ltd.                                        51,205         38

  Sons of Gwalia Ltd.                                         8,800         13

  David Jones Ltd.                                            8,500          5

  Iluka Resources Ltd.                                        1,139          3
                                                        ------------------------
                                                                        17,826
                                                        ------------------------

Austria (0.2%)

* Telekom Austria AG                                         15,438        156

  Erste Bank der Oesterreichischen Sparkassen AG              2,088        141

  OMV AG                                                      1,127        111

  Voestalpine AG                                              1,726         42

  Mayr-Melnhof Karton AG                                        561         42

  Oesterreichische Elektrizitaetswirtschafts AG Class A         404         34

  Flughafen Wien AG                                             777         27

  Wienerberger AG                                             1,220         22

  VA Technologies AG                                            319          5

  Boehler-Uddeholm AG                                            55          3

* RHI AG                                                        210          2

                                                        ------------------------
                                                                           585
                                                        ------------------------

Belgium (1.0%)

  Fortis Group                                               71,245      1,256

  Dexia                                                      48,870        607

  Electrabel SA                                               2,195        533

  Interbrew                                                  10,975        259

  UCB SA                                                      6,972        219

  Solvay SA                                                   3,091        213

  Kredietbank NPV                                             6,549        209

  Agfa Gevaert NV                                             8,936        199

  Delhaize Group                                              5,784        108

  Colruyt NV                                                  1,331         73

  Umicore                                                     1,680         73

  Bekaert NV                                                    910         41

  Barco NV                                                      743         39

  D'Ieteren SA                                                  283         38

  Cie. Maritime Belge SA                                        498         27

  Omega Pharma SA                                               888         25
                                                        ------------------------
                                                                         3,919
                                                        ------------------------
Denmark (0.7%)

  Danske Bank A/S                                            38,790        641

  Novo Nordisk A/S B Shares                                  19,418        561

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  TDC A/S                                                    10,141        246

  Danisco A/S                                                 4,529        154

  D/S 1912 B Shares                                              21        147

  D/S Svendborg B Shares                                         14        142

  H. Lundbeck A/S                                             4,818        129

* ISS A/S                                                     3,076        111

  Vestas Wind Systems A/S                                     8,634         86

  Group 4 Falck A/S                                           4,000         84

  Carlsberg A/S B Shares                                      1,846         81

  Coloplast A/S B Shares                                      1,075         78

  Novozymes A/S                                               3,624         76

* GN Store Nord A/S                                          20,167         59

* Topdanmark A/S                                              2,000         58

* William Demant A/S                                          2,600         56

  DSV, De Sammensluttede Vognmaend A/S B Shares               2,000         49

  TK Development A/S                                          4,573         33

* NEG Micon A/S                                               1,395         24

  Bang & Olufsen A/S B Shares                                   909         18

  Kobenhavns Lufthavne A/S                                      200         14

* East Asiatic Co. A/S                                          500         12

  NKT Holding A/S                                               740          8

* FLS Industries A/S B Shares                                   499          4

                                                                ----------------
                                                                         2,871
                                                                ----------------

Finland (2.0%)

  Nokia Oyj                                                 344,991       5,485

  UPM-Kymmene Oyj                                            17,566         564

  Stora Enso Oyj R Shares                                    48,891         516

  Fortum Oyj                                                 23,577         155

  Instrumentarium Oyj                                         3,600         144

  Sampo Oyj A Shares                                         18,050         137

  Metso Oyj                                                   7,540          81

  TietoEnator Oyj B Shares                                    5,375          73

  Kone Corp. B Shares                                         2,365          71

  Amer Group Ltd.                                             1,607          60

  Orion-Yhtyma Oyj B Shares                                   2,550          57

  Kesko Oyj                                                   4,360          55

  Outokumpu Oyj A Shares                                      5,200          45

  Uponor Oyj                                                  2,095          43

  Wartsila Oyj B Shares                                       2,970          37

  Pohjola Group PLC D Shares                                  2,090          33

  KCI Konecranes International PLC                              500          12

  Rautaruuki Oyj                                              1,470           5

                                                                ----------------
                                                                          7,573
                                                                ----------------

France (9.3%)

  TotalFinaElf SA                                            46,103      6,584

  Aventis SA                                                 49,257      2,677

  BNP Paribas SA                                             58,468      2,382

  L'Oreal SA                                                 24,599      1,873

  Sanofi-Synthelabo SA                                       29,261      1,789

  Carrefour SA                                               38,969      1,735

  AXA                                                       101,092      1,357

  Societe Generale Class A                                   21,890      1,275

  Groupe Danone                                               9,247      1,244

  Vivendi Universal SA                                       67,751      1,094

  Suez SA                                                    60,459      1,049

  L'Air Liquide SA (Registered)                               7,338        968

  STMicroelectronics NV                                      43,972        862

  Lafarge SA                                                  9,623        726

  Schneider Electric SA                                      15,306        724

  Cie. de St. Gobain SA                                      23,049        676

  LVMH Louis Vuitton Moet Hennessy                           15,933        655

  Renault SA                                                 11,298        531

  France Telecom SA                                          27,807        487

  PSA Peugeot Citroen                                        11,320        462

  Accor SA                                                   14,099        427

  Alcatel SA                                                 88,197        387

  Lagardere S.C.A.                                            9,419        383

  Bouygues SA                                                13,169        368

  Pinault-Printemps-Redoute SA                                4,914        361

* Arcelor                                                    27,532        339

  Cie. Generale des Etablissements Michelin SA B Shares       9,389        324

  Pernod Ricard SA                                            2,975        288

  Essilor International SA                                    6,881        283

  Societe Television Francaise 1                             10,066        269

  Vinci SA                                                    4,672        263

  Unibail (Union du Credit-Bail Immobilier)                   3,490        248

  European Aeronautic   Defence and Space Co.                22,265        230

* Thomson SA                                                 12,997        222

  Pechiney SA A Shares                                        5,709        200

  Valeo SA                                                    5,921        186

  Etablissements Economiques du
    Casino Guichard-Perrachon SA                              2,284        170

* Autoroutes du Sud de la France                              6,839        165

  Cap Gemini SA                                               7,028        161

  Sodexho Alliance SA                                         6,559        151

  Publicis Groupe SA                                          6,521        138

  Thales SA                                                   4,710        125

  Technip-Coflexip SA                                         1,450        104

* Alstom                                                     18,680         93

  Imerys                                                        707         89

  Societe BIC SA                                              2,177         75

  Dassault Systemes SA                                        2,887         62

* Business Objects SA                                         4,214         62

  Sagem SA                                                      773         52

  Zodiac SA                                                   2,398         49

  Air France                                                  4,500         44

* Atos Origin SA                                              1,409         34

* Club Mediterranee SA                                        1,267         30

  Altran Technologies SA                                      4,355         21
                                                                        --------
                                                                        35,553
                                                                        --------

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------


Germany (5.8%)

  Siemens AG                                                 57,843       2,458

  Deutsche Telekom AG                                       152,201       1,956

  DaimlerChrysler AG (Registered)                            61,091       1,882

  Deutsche Bank AG                                           40,640       1,872

  E.On AG                                                    42,820       1,728

  BASF AG                                                    37,190       1,408

  Allianz AG                                                 13,556       1,289

  SAP AG                                                     14,902       1,181

  Bayer AG                                                   50,034       1,074

  Muenchener Rueckversicherungs-
   Gesellschaft AG (Registered)                               7,650         915

  RWE AG                                                     26,189         679

  Schering AG                                                12,906         561

  Volkswagen AG                                              15,201         554

  Bayerische Hypo-und Vereinsbank AG                         24,481         391

  Deutsche Post AG                                           27,130         285

  Adidas-Salomon AG                                           3,200         276

  ThyssenKrupp AG                                            23,366         261

  Henkel KGaA                                                 3,902         248

  Metro AG                                                   10,300         247

  Beiersdorf AG                                               2,097         233

  Porsche AG                                                    550         229

  Volkswagen AG Pfd.                                          8,638         227

  Linde AG                                                    6,050         222

  Altana AG                                                   4,800         219

* Infineon Technologies AG                                   24,350         179

  Deutsche Boerse AG                                          4,300         172

  TUI AG                                                      8,711         148

* Deutsche Lufthansa AG                                      15,100         139

* Continental AG                                              7,955         124

  Man AG                                                      8,392         116

  Wella AG                                                    1,693         101

  Fresenius Medical Care AG                                   2,350          97

  Buderus AG                                                  4,084          94

  HeidelbergerCement AG                                       2,335          87

  Merck KGaA                                                  2,987          80

  Fresenius Medical Care AG                                   2,150          65

  RWE AG Pfd.                                                 2,938          64

  Gehe AG                                                     1,592          62

  Karstadt Quelle AG                                          2,931          51

  ProSieben Sat.1 Media AG                                    7,090          48

* EPCOS AG                                                    4,500          47

* Qiagen NV                                                   8,580          44

  MLP AG                                                      3,750          37

* WCM Beteiligungs-und Grundbesitz AG                        11,250          30

  Aixtron AG                                                  4,300          21

  Hugo Boss AG Pfd.                                           1,400          15

  Douglas Holding AG                                            354           6

                                                                ----------------
                                                                         22,222
                                                                ----------------

Greece (0.4%)

  Hellenic Telecommunication Organization SA                 25,480         281

  National Bank of Greece SA                                 12,802         181

  EFG Eurobank Ergasias                                      11,800         139

  Alpha Credit Bank SA                                       10,500         127

  Coca-Cola Hellenic Bottling Co. SA                          8,000         111

  Titan Cement Co. SA                                         2,400          92

  Vodafone-Panafon SA                                        15,400          89

  Commercial Bank of Greece SA                                4,800          73

  Public Power Corp.                                          3,300          46

  Hellenic Petroleum SA                                       6,700          39

  Bank of Piraeus                                             5,600          35

  Intracom SA                                                 7,700          34

  Greek Organization of Football Prognostics                  2,800          30

  Hellenic Technodomiki Tev SA                                4,230          26

  Viohalco, Hellenic Copper & Aluminum Industry SA            5,500          22

  Attica Enterprises SA                                       7,300          19

  Papastratos Cigarettes Co. SA                                 500           9

  Technical Olympic SA                                        2,000           7

  Folli-Follie SA                                               300           5

  M. J. Maillis SA                                            1,000           4

  Athens Water Supply and  Sewage Co. SA                      1,000           4

  Aluminum of Greece SA                                         200           4

  Hellenic Duty Free Shops SA                                   500           3
                                                                        --------
                                                                          1,380
                                                                        --------

Hong Kong (1.6%)

  Hutchison Whampoa Ltd.                                    154,512         967

  Cheung Kong Holdings Ltd.                                 114,000         742

  Hang Seng Bank Ltd.                                        55,143         587

  Sun Hung Kai Properties Ltd.                               96,064         569

  CLP Holdings Ltd.                                         136,732         551

  Hong Kong Electric Holdings Ltd.                          106,500         403

  Hong Kong & China Gas Co., Ltd.                           261,177         338

  Swire Pacific Ltd. A Shares                                72,298         276

* Boc Hong Kong Holdings                                    185,000         190

  Bank of East Asia Ltd.                                     95,400         163

  Wharf Holdings Ltd.                                        83,215         157

  Johnson Electric Holdings Ltd.                            117,998         129

  Henderson Land  Development Co. Ltd.                       43,006         129

  Li & Fung Ltd.                                            117,850         112

  Hong Kong Exchanges & Clearing Ltd.                        79,000          99

  Cathay Pacific Airways Ltd.                                72,170          99

  MTR Corp.                                                  93,000          98

  Hang Lung Properties Ltd.                                  96,500          93

  Television Broadcasts Ltd.                                 23,000          73

  Shangri-La Asia Ltd.                                       92,078          60

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  Cheung Kong Infrastructure  Holdings Ltd.                  35,000          60

  New World Development Co., Ltd.                           115,000          58

  Esprit Holdings Ltd.                                       32,072          54

  Hysan Development Co., Ltd.                                45,000          33

  Sino Land Co.                                             101,000          32

  Giordano International                                     75,000          29

  ASM Pacific Technology Ltd.                                10,000          19

  SCMP Group Ltd.                                            33,863          14
                                                                ----------------
                                                                          6,134
                                                                ----------------

Ireland (0.7%)

  Allied Irish Banks PLC                                     59,381         801

  Bank of Ireland                                            72,789         747

  CRH PLC                                                    37,418         461

  Irish Life & Permanent PLC                                 19,522         213

* Ryanair Holdings PLC                                       27,880         197

  Kerry Group PLC A Shares                                    9,405         126

  DCC PLC                                                     6,580          68

* Elan Corp. PLC                                             29,644          64

  Independent News & Media PLC                               40,266          63

  Waterford Wedgewood PLC                                    36,700          19

  Greencore Group PLC                                         6,617          18

                                                                ----------------
                                                                          2,777
                                                                ----------------

Italy (3.9%)

  ENI SpA                                                   201,899       3,210

  Assicurazioni Generali SpA                                 72,944       1,500

  Telecom Italia SpA                                        174,053       1,321

  Telecom Italia Mobile SpA                                 274,448       1,253

  Unicredito Italiano SpA                                   250,822       1,003

  ENEL SpA                                                  156,597         815

  Telecom Italia SpA Risp                                   145,664         735

  Autostrade-Concessioni e Costruzioni Autostrade SpA        59,400         592

  Banca Intesa SpA                                          259,281         547

  San Paolo-IMI SpA                                          63,770         415

  Mediaset SpA                                               40,000         305

  Riunione Adriatica di Sicurta SpA                          24,908         303

  Mediobanca Banca di Credito Finanziaria SpA                31,150         256

  Alleanza Assicurazioni                                     33,192         251

* Seat Pagine Gialle SpA                                    352,982         240

  Snam Rete Gas SpA                                          55,247         188

  Italgas SpA                                                13,000         177

* Banca Nazionale del Lavoro (BNL)                          134,143         149

  Fiat SpA                                                   17,240         140

  Banca Monte dei Paschi di Siena SpA                        55,664         131

  Luxottica Group SpA                                         9,161         121

  Capitalia SpA                                              87,507         112

* Banca Popolare di Milano SpA                               26,700          97

  Banca Fideuram SpA                                         18,098          85

  Banca Intesa SpA Non Convertible Risp.                     47,140          78

  Mediolanum SpA                                             14,890          77

* Autogrill SpA                                               8,600          67

  Mondadori (Arnoldo) Editore SpA                            10,600          66

  Parmalat Finanziaria SpA                                   26,924          64

  Pirelli SpA                                                66,740          62

* Tiscali SpA                                                13,701          62

* FinecoGroup SpA                                           126,087          59

  Bulgari SpA                                                10,300          49

  Italcementi SpA                                             4,544          46

* Alitalia SpA                                              178,800          45

  Benetton Group SpA                                          4,850          43

* Snia SpA                                                   21,912          42

* e.Biscom SpA                                                1,300          37

  ACEA SpA                                                    7,700          34

  Gruppo Editoriale L'Espresso SpA                            9,700          32

  Fiat SpA Pfd.                                               6,550          30

  La Rinascente SpA                                           3,410          16

  Fiat SpA Risp.                                              3,170          14

* Snia SPA-Rights expire 1/16/03                             21,912           1

                                                                ----------------
                                                                         14,870
                                                                ----------------

Japan (21.3%)

  Toyota Motor Corp.                                        169,900       4,567

  Sony Corp.                                                 63,500       2,654

  Takeda Chemical Industries Ltd.                            57,000       2,382

  NTT DoCoMo, Inc.                                            1,280       2,362

  Canon, Inc.                                                61,000       2,298

  Honda Motor Co., Ltd.                                      46,000       1,702

  Matsushita Electric Industrial Co., Ltd.                  161,034       1,588

  Tokyo Electric Power Co.                                   83,000       1,577

  Nomura Holdings Inc.                                      130,000       1,461

  Nippon Telegraph and Telephone Corp.                          391       1,420

  Mitsubishi Tokyo Financial Group Inc.                         257       1,396

  Nissan Motor Co., Ltd.                                    164,100       1,280

  East Japan Railway Co.                                        234       1,161

  Fuji Photo Film Co., Ltd.                                  33,000       1,076

  Rohm Co., Ltd.                                              7,800         993

  Kao Corp.                                                  41,000         900

* Sumitomo Mitsui Financial Group, Inc.                         279         872

  Shin-Etsu Chemical Co., Ltd.                               25,800         846

  Seven Eleven Japan Co. Ltd.                                27,000         824

  Chuba Electric Power                                       45,200         807

  Ito-Yokado Co., Ltd.                                       26,000         767

  Ricoh Co.                                                  46,000         755

  Kansai Electric Power Co., Inc.                            48,700         736

* Millea Holdings, Inc.                                         100         720

  Kyocera Corp.                                              11,900         693

  Yamanouchi Pharmaceuticals Co., Ltd.                       23,600         684

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  Nintendo Co.                                                7,200         673

* Toshiba Corp.                                             202,000         633

  Hitachi Ltd.                                              164,000         629

  Sharp Corp.                                                64,000         608

  Murata Manufacturing Co., Ltd.                             15,100         592

  Tokyo Gas Co., Ltd.                                       181,000         567

  Denso Corp.                                                34,500         566

  Bridgestone Corp.                                          45,000         557

  Mitsubishi Estate Co., Ltd.                                70,000         533

  Secom Co., Ltd.                                            15,500         532

  Mitsubishi Heavy Industries Ltd.                          212,000         518

  Dai-Nippon Printing Co., Ltd.                              45,000         498

  Tokyo Electron Ltd.                                        11,000         498

  Hoya Corp.                                                  7,100         497

  Mitsubishi Corp.                                           75,000         459

  Tohoku Electric Power Co.                                  30,200         445

  Nippon Oil Corp.                                           98,000         444

  Mitsui Sumitomo Insurance Co.                              94,880         437

  Nippon Steel Corp.                                        370,000         433

  Ajinomoto Co., Inc.                                        41,000         428

  Mitsui & Co., Ltd.                                         90,000         420

* JFE Holdings, Inc.                                         33,300         404

  Aeon Co., Ltd.                                             16,500         391

  Kyushu Electric Power Co., Inc.                            26,600         389

  Fujisawa Pharmaceutical Co., Ltd.                          17,000         389

  Eisai Co., Ltd.                                            17,000         382

  Daiwa Securities Group Inc.                                85,000         377

  Central Japan Railway Co.                                      60         374

  Osaka Gas Co., Ltd.                                       149,000         368

  Yamato Transport Co., Ltd.                                 28,000         366

  Keyence Corp.                                               2,100         365

  Orix Corp.                                                  5,600         361

  Fanuc Co., Ltd.                                             8,100         358

  Mizuho Holdings, Inc.                                         377         353

  Asahi Glass Co., Ltd.                                      57,000         349

  SMC Corp.                                                   3,700         347

  Mitsui Fudosan Co., Ltd.                                   53,000         344

  Kirin Brewery Co., Ltd.                                    53,000         337

  Sompo Japan Insurance Inc.                                 56,000         327

  TDK Corp.                                                   8,100         326

  Sankyo Co., Ltd.                                           26,000         326

  Nikko Securities Co., Ltd.                                 96,000         324

  Sanyo Electric Co., Ltd.                                  121,000         315

  Japan Tobacco, Inc.                                            47         314

  Shiseido Co., Ltd.                                         24,000         312

  Toppan Printing Co., Ltd.                                  41,000         309

  Sumitomo Chemical Co.                                      76,000         300

  Shionogi & Co., Ltd.                                       21,000         297

  Shizuoka Bank Ltd.                                         45,000         290

  Takefuji Corp.                                              4,990         288

* Mitsubishi Electric Corp.                                 123,000         284

  Nitto Denko Corp.                                           9,800         279

  Olympus Optical Co., Ltd.                                  17,000         277

  Sumitomo Electric Industries Ltd.                          42,000         272

  West Japan Railway Co.                                         76         270

  Nippon Unipac Holding                                          62         269

  Bank of Yokohama Ltd.                                      68,000         269

  NEC Corp.                                                  71,000         266

  Tostem Inax Holding Corp.                                  17,512         266

  Tokyu Corp.                                                75,000         264

* Mitsubishi Chemical Corp.                                 128,000         256

  Advantest Corp.                                             5,700         256

  Sekisui House Ltd.                                         36,000         255

  NTT Data Corp.                                                 91         252

  Sumitomo Trust & Banking Co., Ltd.                         62,000         251

* UFJ Holdings Inc.                                             247        250

  OJI Paper Co., Ltd.                                        58,000         249

  Daiichi Pharmaceutical Co., Ltd.                           17,000         244

  Fujitsu Ltd.                                               83,000         237

  Omron Corp.                                                16,000         236

  Promise Co., Ltd.                                           6,400         228

  Marui Co., Ltd.                                            23,000         225

* Kinki Nippon Railway Co.                                  103,190        223

  Nippon Yusen Kabushiki Kaisha Co.                          65,000         219

  Komatsu Ltd.                                               67,000         218

  Asahi Kasei Corp.                                          88,000         218

  Itochu Corp.                                              100,000         217

  Sumitomo Corp.                                             50,000         216

  Nippon Express Co., Ltd.                                   54,000         212

  Oriental Land Co., Ltd.                                     3,400         206

  Toray Industries, Inc.                                     97,000         206

  Daiwa House Industry Co., Ltd.                             35,000         197

  Asahi Breweries Ltd.                                       30,000         197

  Keio Electric Railway Co., Ltd.                            37,000         196

  Kubota Corp.                                               72,000         195

  Mabuchi Motor Co.                                           2,100         193

  Chugai Pharmaceutical Co., Ltd.                            20,000         190

  Daikin Industries Ltd.                                     12,000         190

  Matsushita Electric Works, Ltd.                            30,000         186

  Acom Co., Ltd.                                              5,590         184

  Pioneer Corp.                                               9,700         182

  Terumo Corp.                                               12,800         177

  Mitsui Chemicals, Inc.                                     38,000         169

  Chiba Bank Ltd.                                            52,000         166

* Nikon Corp.                                                22,000         165

* Resona Holdings Inc.                                      300,000         164

* Tobu Railway Co., Ltd.                                     61,000         162

  Taisho Pharmaceutical Co.                                  11,000         162

  Joyo Bank Ltd.                                             58,000         161

  Kuraray Co., Ltd.                                          26,000         161

  Hirose Electric Co., Ltd.                                   2,100         160

  Softbank Corp.                                             13,900         159

  Konami Corp.                                                6,600         152

  ToneGeneral Sekiyu K.K.                                    23,000         151

  Nidec Corp.                                                 2,400         150

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  Fast Retailing Co., Ltd.                                    4,200         148

  Teijin Ltd.                                                60,000         144

  JSR Corp.                                                  14,000         141

  Bank of Fukuoka, Ltd.                                      35,000         140

  Credit Saison Co., Ltd.                                     8,200         140

  Stanley Electric Co.                                       12,000         134

  Alps Electric Co., Ltd.                                    12,000         132

  Toyo Seikan Kaisha Ltd.                                    11,000         131

  Sumitomo Metal Mining Co.                                  31,000         129

  Yokogawa Electric Corp.                                    20,000         124

  Aiful Corp.                                                 3,300         124

  Casio Computer Co.                                         22,000         123

  Daito Trust Construction Co., Ltd.                          5,500         122

  Nissin Food Products Co., Ltd.                              5,400         121

  Lawson Inc.                                                 5,000         121

* Trend Micro Inc.                                            7,000         120

  Keihin Electric Express  Railway Co., Ltd.                 26,000         118

  Mitsui Mining & Smelting Co., Ltd.                         51,000         118

  Shimizu Corp.                                              46,000         116

  Yakult Honsha Co., Ltd.                                    10,000         114

  Kajima Corp.                                               51,000         114

  Nippon Meat Packers, Inc.                                  11,000         110

  Konica Corp.                                               15,000         109

  Gunma Bank Ltd.                                            24,000         104

  Banyu Pharmaceutical Co.                                   11,000         103

  Taisei Corp.                                               64,000         102

  Mitsui Osk Lines Ltd.                                      49,000         102

  NTN Corp.                                                  29,000         100

  NGK Insulators Ltd.                                        18,000          98

  FamilyMart Co., Ltd.                                        5,000          98

  Uny Co., Ltd.                                              10,000          98

  Sumitomo Realty & Development Co.                          24,000          98

  Taiyo Yuden Co., Ltd.                                       9,000          95

  Uni-Charm Corp.                                             2,400          95

  Yamada Denki Co., Ltd.                                      4,500          95

* Japan Airlines System Co.                                  44,000          94

  Yamaha Corp.                                               10,000          92

  Kyowa Hakko Kogyo Co.                                      22,000          91

  Kaneka Corp.                                               17,000          91

  Shimamura Co., Ltd.                                         1,400          89

  Citizen Watch Co., Ltd.                                    20,000          89

  Ohbayashi Corp.                                            40,000          89

  CSK Corp.                                                   4,200          88

  Shimano, Inc.                                               5,800          88

  Ebara Corp.                                                28,000          87

  Toho Co., Ltd.                                              9,000          86

  77 Bank Ltd.                                               21,000          86

  Sekisui Chemical Co.                                       32,000          83

  Mitsubishi Rayon Co., Ltd.                                 36,000          82

  Skylark Co., Ltd.                                           6,000          80

* Oki Electric Industry Co. Ltd.                             49,000          79

* Showa Denko K.K.                                           62,000          79

  Shimachu Co.                                                3,900          79

  Onward Kashiyama Co., Ltd.                                 10,000          78

  JGC Corp.                                                  14,000          78

  THK Co., Inc.                                               7,000          77

  Ushio Inc.                                                  7,000          77

  Showa Shell Sekiyu K.K.                                    11,000          76

  Isetan Co.                                                 11,000          75

* Sega Corp.                                                  7,600          75

  Yamaha Motor Co., Ltd.                                      9,000          74

  Toto Ltd.                                                  20,000          74

  Minebea Co., Ltd.                                          21,000          73

  Susuken Co., Ltd.                                           3,000          72

  Kawasaki Kisen Kaisha Ltd.                                 42,000          72

* Marubeni Corp.                                             78,000          72

  Meitec Corp.                                                2,900          71

  Kurita Water Industries Ltd.                                7,000          70

  Obic Co., Ltd.                                                400          70

  Taiheiyo Cement Corp.                                      55,000          70

  Kikkoman Corp.                                             10,000          69

* Mitsubishi Materials Corp.                                 63,000          69

  Mitsukoshi Ltd.                                            33,000          69

* All Nippon Airways Co., Ltd.                               37,000          68

  Ito En, Ltd.                                                2,000          68

* Sumitomo Metal Industries Ltd.                            184,000          67

  Nisshin Seifun Group Inc.                                  10,000          67

* Kawasaki Heavy Industries Ltd.                             84,000          67

  Gunze Ltd.                                                 18,000          66

  Ishikawajima-Harima Heavy Industries Co.                   72,000          66

  Tosoh Corp.                                                27,000          65

  NGK Spark Plug Co.                                         10,000          65

  Fuji Television Network, Inc.                                  16          64

  Seino Transportation Co., Ltd.                             11,000          64

* Dai-Nippon Ink & Chemicals, Inc.                           40,000          64

* Ashikaga Bank Ltd.                                         55,000          63

  Dowa Mining Co. Ltd.                                       15,000          63

  Aderans Co. Ltd.                                            2,800          63

  Kamigumi Co., Ltd.                                         13,000          62

  Namco Ltd.                                                  3,700          62

  Mitsui Trust Holding Inc.                                  38,100          62

  NSK Ltd.                                                   24,000          62

  Aeon Credit Service Co. Ltd.                                1,700          62

  Coca-Cola West Japan Co. Ltd.                               4,100          61

  Fuji Electric Co. , Ltd.                                   35,000          61

  Teikoku Oil Co., Ltd.                                      15,000          60

  Meiji Dairies Corp.                                        19,000          60

* Dai-Nippon Screen Manufacturing Co., Ltd.                  17,000          59

  The Suruga Bank, Ltd.                                      15,000          59

  Nichirei Corp.                                             21,000          59

  Toyobo Ltd.                                                45,000          59

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------
  Takashimaya Co.                                            15,000          59

  Kokuyo Co., Ltd.                                            7,000          58

  Makita Corp.                                                8,000          58

  Nippon Sanso Corp.                                         19,000          58

  Benesse Corp.                                               5,100          57

  Toyoda Gosei Co., Ltd.                                      3,000          56

  Meiji Seika Kaisha Ltd.                                    19,000          56

  Wacoal Corp.                                                7,000          54

* Hokuriku Bank Ltd.                                         40,000          54

  Daimaru, Inc.                                              18,000          54

  Oracle Corp. Japan                                          2,200          53

  Fujikura Ltd.                                              22,000          52

  Okumura Corp.                                              16,000          52

  Hino Motors, Ltd.                                          15,000          51

  Komori Corp.                                                5,000          51

  Nippon Shokubai Co., Ltd.                                  12,000          50

  World Co., Ltd.                                             2,600          50

  Asatsu-DK Inc.                                              2,800          50

  Sanden Corp.                                               15,000          49

  Hitachi Software Engineering Co., Ltd.                      2,100          48

  Q.P. Corp.                                                  6,000          48

  House Foods Industry Corp.                                  5,000          47

  Nisshinbo Industries, Inc.                                 13,000          45

* Ube Industries Ltd.                                        45,000          45

  Aoyama Trading Co., Ltd.                                    3,200          45

  Autobacs Seven Co., Ltd.                                    2,200          45

  Nippon Kayaku Co., Ltd.                                    12,000          45

  Itochu Techno-Science Corp.                                 2,100          45

  Amada Co., Ltd.                                            16,000          44

  Denki Kagaku Kogyo K.K.                                    20,000          44

  Toda Corp.                                                 26,000          44

  Takara Holdings Inc.                                       10,000          44

  Nissan Chemical Industries, Ltd.                           11,000          41

  Bellsystem24, Inc.                                            210          41

  Katokichi Co., Ltd.                                         2,700          40

  Mitsubishi Gas Chemical Co.                                29,000          40

* Nippon Mining Holdings Inc.                                30,000          40

  Yamazaki Baking Co., Ltd.                                   7,000          39

  Sumitomo Forestry Co.                                       7,000          39

  Hankyu Department Stores, Inc.                              8,000          39

  Nishimatsu Construction Co.                                13,000          38

  Sapporo Breweries Ltd.                                     23,000          38

  Takuma Co., Ltd.                                            7,000          38

  Tokyo Broadcasting System, Inc.                             3,000          38

  Nippon Sheet Glass Co., Ltd.                               21,000          38

  Hitachi Cable Ltd.                                         15,000          37

  Sumitomo Bakelite Co. Ltd.                                  9,000          37

  Kinden Corp.                                               10,000          37

  Daicel Chemical Industries Ltd.                            13,000          37

  Mitsumi Electric Co., Ltd.                                  4,000          36

* Mitsui Engineering & Shipbuilding Co., Ltd.                48,000          35

  Nippon Comsys Corp.                                        10,000          34

  Fuji Soft ABC Inc.                                          2,000          32

  Fuji Machine Manufacturing Co., Ltd.                        3,300          31

  Mori Seiki Co.                                              6,000          31

  Capcom Co., Ltd.                                            2,000          30

  Net One Systems Co., Ltd.                                       7          30

  TIS Inc.                                                    2,000          30

  Ariake Japan Co., Ltd.                                      1,000          28

  Paris Miki Inc.                                             2,000          28

* Kanebo Ltd.                                                29,000          28

* Daiei, Inc.                                                25,000          27

* Seiyu Ltd.                                                  9,000          26

  Sumitomo Osaka Cement Co., Ltd.                            20,000          26

* Ishihara Sangyo Kaisha Ltd.                                25,000          26

  Fujitsu Support & Service Inc.                              2,200          26

* Mitsubishi Paper Mills Ltd.                                21,000          25

  Tokyo Style Co.                                             3,000          25

  Kyowa Exeo Corp.                                            8,000          25

  Mitsubishi Logistics Corp.                                  5,000          24

* Sumitomo Heavy Industries Ltd.                             42,000          23

  Anritsu Corp.                                               6,000          23

  Trans Cosmos, Inc.                                          1,900          19

  Saizeriya Co., Ltd.                                         1,300          19

  Koyo Seiko Co., Ltd.                                        4,000          18

* Snow Brand Milk Products Co.                               12,000          17

* Hitachi Zosen Corp.                                        70,000          15

  Sanrio Co., Ltd.                                            2,900          14

  Kaken Pharmaceutical Co.                                    3,000          12

  Amano Corp.                                                 2,000          12

  Avex Inc.                                                   1,000          12

  Nippon System Development Co., Ltd.                         1,000          12

  Union Tool Co.                                                400          10

  Noritake Co., Ltd.                                          3,000           9

  Daifuku Co., Ltd.                                           1,000           3

                                                                ----------------
                                                                         81,180
                                                                ----------------

Netherlands (5.5%)

  Royal Dutch Petroleum Co.                                 153,888       6,774

  Unilever NV                                                41,462       2,547

  ING Groep NV                                              122,391       2,073

  Koninklijke (Royal) Philips Electronics NV                 95,180       1,668

  ABN-AMRO Holding NV                                       100,199       1,638

  Aegon NV                                                   93,567       1,204

* Koninklijke KPN NV                                        124,102         807

  Akzo Nobel NV                                              20,129         639

  Koninklijke Ahold NV                                       47,666         605

  Heineken NV                                                14,074         549

  Reed Elsevier NV                                           43,760         535

  Verenigde NederlandseUitgeversbedrijven
    Verenigd Bezit NV                                        16,049         419

  TPG NV                                                     24,076         390

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  Wolters Kluwer NV                                          19,419         338

* ASML Holding NV                                            35,940         300

  Koninklijke Numico NV                                      10,086         127

  IHC Caland NV                                               1,807          95

  Oce NV                                                      7,391          81

  Koninklijke Vendex KBB NV                                   7,459          81

  Hagemeyer NV                                                7,554          55

  Vedior NV                                                   6,840          39

  Buhrmann NV                                                 5,812          25

* Getronics NV                                               24,874          15

  KLM Royal Dutch Airlines NV                                   700           7

                                                                ----------------
                                                                         21,011
                                                                ----------------

New Zealand (0.2%)

  Telecom Corp. of New Zealand Ltd.                         135,194         320

  Fletcher Building Ltd.                                     44,220          77

  Sky City Entertainment Group Ltd.                          17,802          75

  Tower Ltd.                                                 55,026          60

  Carter Holt Harvey Ltd.                                    63,968          59

  Contact Energy Ltd.                                        27,315          57

  Fisher & Paykel Appliances Holdings Ltd.                    7,931          42

  The Warehouse Group Ltd.                                    8,158          31

  Auckland International Airport Ltd.                        10,073          29

  Fisher & Paykel Healthcare                                  4,355          22

  Independent Newspapers Ltd.                                 5,000           8

* Fletcher Challenge Forests Ltd. Pfd.                       10,000           5

* Fletcher Challenge Forests Ltd.                             2,482           1

                                                                ----------------
                                                                            786
                                                                ----------------

Norway (0.5%)

  Norsk Hydro ASA                                             9,532         427

  Statoil ASA                                                31,870         269

  Orkla ASA                                                  13,970         238

  DNB Holding ASA                                            32,760         154

  Gjensidige Nor ASA                                          3,300         108

  Telenor ASA                                                27,930         107

  Norske Skogindustrier ASA                                   6,600          93

  Tomra Systems ASA                                          13,900          90

* Storebrand ASA                                             15,400          58

  Tandberg ASA                                                9,400          54

  Bergesen D.Y. ASA B Shares                                  1,920          31

  Bergesen D.Y. ASA A Shares                                  1,540          29

* Kvaerner ASA                                               45,730          24

  Schibsted ASA                                               2,130          22

  Frontline Ltd.                                              2,110          18

* Nera ASA                                                   11,690          13

* Merkantildata ASA                                          15,240          11

  Smedvig ASA B Shares                                        2,498          10

* EDB Business Partner ASA                                    2,000           5

  Smedvig ASA A Shares                                          920           4

                                                                ----------------
                                                                          1,765
                                                                ----------------

Portugal (0.4%)

  Portugal Telecom SGPS SA                                   70,292         483

  Banco Comercial Portugues SA                              112,827         270

  Electricidade de Portugal SA                              143,936         240

  Brisa-Auto Estradas de Portugal SA                         21,742         120

  Banco Espirito Santo SA                                     7,581          99

  Banco BPI SA                                               32,267          74

  Cimpor-Cimento de Portugal SA                               3,669          62

* Sonae SGPS SA                                              80,058          34

* Jeronimo Martins & Filho, SGPS, SA                          2,748          20

* PT Multimedia-Servicos de Telecomunicacoes e
   Multimedia, SGPS, SA                                       1,500          16

                                                                ----------------
                                                                          1,418
                                                                ----------------

Singapore (0.8%)

  United Overseas Bank Ltd.                                  85,504         582

  DBS Group Holdings Ltd.                                    79,082         502

  Oversea-Chinese Banking Corp., Ltd.                        71,650         399

  Singapore Telecommunications Ltd.                         480,900         344

  Singapore Press Holdings Ltd.                              26,000         273

  Singapore Airlines Ltd.                                    37,751         222

  Venture Corporation Ltd.                                   13,000         104

  Singapore Technologies Engineering Ltd.                   100,906          96

  City Developments Ltd.                                     39,000          94

  Keppel Corp., Ltd.                                         40,000          85

  Capitaland Ltd.                                            95,000          61

  Fraser & Neave Ltd.                                        11,700          53

* Chartered Semiconductor Manufacturing Ltd.                114,398          47

* Neptune Orient Lines Ltd.                                  79,000          42

  Singapore Exchange Ltd.                                    54,000          38

  Keppel Land Ltd.                                           58,000          32

  Natsteel Ltd.                                              25,000          30

  Sembcorp Industries Ltd.                                   56,000          25

* Datacraft Asia Ltd.                                        25,000          16

  Guocoland Limited                                          37,000          15

  Allgreen Properties Ltd.                                   25,000          14

  Cycle & Carriage Ltd.                                       6,900          14

  SembCorp Marine Ltd.                                       25,000          13

  Hotel Properties Ltd.                                      24,000          13

  Haw Par Brothers International Ltd.                         6,495          12

  Creative Technology Ltd.                                    1,650          12

  Singapore Land Ltd.                                         5,000           9

  Sembcorp Logistics Ltd.                                    10,000           9

  Parkway Holdings Ltd.                                      20,000           9

  SMRT Corp. Ltd.                                            25,000           8

* ST Assembly Test Services Ltd.                             12,000           8

  Wing Tai Holdings Ltd.                                     25,000           7

  GES International Ltd.                                     40,000           7

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  Overseas Union Enterprise Ltd.                              2,000           7

  Singapore Food Industries                                  11,532           5

  United Overseas Land Ltd.                                   5,000           5

                                                                ----------------
                                                                          3,212
                                                                ----------------

Spain (3.3%)

* Telefonica SA                                             318,429       2,850

  Banco Santander Central Hispano SA                         311,666       2,139

  Banco Bilbao Vizcaya  Argentaria SA                       219,861       2,104

  Repsol-YPF SA                                              66,160         875

  Iberdrola SA                                               56,850         796

  Endesa SA                                                  66,484         778

  Altadis SA                                                 21,110         482

  Industria de Diseno Textil, SA                             15,674         370

  Gas Natural SDG SA                                         16,345         310

  Union Fenosa SA                                            16,219         214

* Telefonica SA ADR                                           5,952         158

  Grupo Dragados SA                                           9,237         157

  Grupo Ferrovial, SA                                         4,953         126

* Terra Networks, SA                                         28,864         121

  Acerinox SA                                                 3,264         120

  Vallehermoso SA                                            10,781         112

  ACS, Actividades de Construccion y Servicios, SA            3,349         108

  Fomento de Construc y Contra SA                             4,603         103

  Acesa Infraestructuras SA                                   9,086         103

  Acciona SA                                                  2,144          88

  Amadeus Global Travel Distribution SA                      18,872          78

* NH Hoteles SA                                               7,885          68

  Sociedad General de Aguas de Barcelona SA                   6,192          62

  Zeltia SA                                                  10,873          62

  Metrovacesa SA                                              2,677          57

  Iberia (Linea Aer Espana)                                  22,300          33

  Corporacion Mapfre SA                                       3,932          32

  Telefonica Publicdad e   Informacion, SA                    9,890          31

  Promotora de Informaciones SA                               4,329          28

  Sol Melia SA                                                2,415          10

* Acesa Infraestructuras Rights Exp. 1/10/2003                9,086           5

* TelePizza, SA                                               1,758           1

* Aguas De Barcelona                                             61           1
                                                                ----------------
                                                                         12,582
                                                                ----------------

Sweden (2.0%)

* Telefonaktiebolaget LM  Ericsson AB Class B             1,095,243         767

  Nordea AB                                                 164,674         726

  Hennes & Mauritz AB B Shares                               34,215         660

  TeliaSonera AB                                            143,839         541

  Svenska Handelsbanken AB A Shares                          39,770         529

  Svenska Cellulosa AB B Shares                              13,727         463

  Electrolux AB Series B                                     22,875         361

  Sandvik AB                                                 15,283         341

  Skandinaviska Enskilda Banken AB A Shares                  36,524         304

  Volvo AB B Shares                                          16,370         267

  Securitas AB B Shares                                      22,240         265

  Assa Abloy AB                                              21,000         240

  Swedish Match AB                                           28,831         227

* Tele2 AB B Shares                                           7,096         188

  Atlas Copco AB A Shares                                     9,000         176

  Skanska AB B Shares                                        28,376         166

  Skandia Forsakrings AB                                     44,000         117

  Volvo AB A Shares                                           7,152         112

  SKF AB B Shares                                             4,070         106

  Holmen AB                                                   3,800          92

* Nobel Biocare Holding AG                                    1,400          89

  Svenskt Stal AB A Shares                                    7,330          87

  Atlas Copco AB B Shares                                     4,730          84

  Drott AB B Shares                                           7,170          80

  SKF AB A Shares                                             2,960          77

  Eniro AB                                                   11,800          74

  Gambro AB A Shares                                         12,200          68

  Trelleborg AB B Shares                                      6,220          50

* SAS AB                                                      8,875          50

  OM AB                                                       7,760          37

  Svenska Handelsbanken AB B Shares                           2,890          37

* Modern Times Group AB                                       4,500          36

  Gambro AB B Shares                                          6,200          34

  Hoganas AB B Shares                                         1,200          23

  WM-Data AB Class B                                         17,500          15

  SAPA AB                                                       500           9

  Svenskt Stal AB                                               580           6
                                                                ----------------
                                                                          7,504
                                                                ----------------

Switzerland (8.2%)

  Novartis AG (Registered)                                  198,754       7,252

  Nestle SA (Registered)                                     28,682       6,078

  UBS AG                                                     89,626       4,356

  Roche Holdings AG                                          50,842       3,543

  Credit Suisse Group (Registered)                           86,424       1,875

  Swiss Re (Registered)                                      22,977       1,507

  Zurich Financial Services AG                               10,398         970

  Cie. Financiere Richemont AG                               37,007         691

  Swisscom AG                                                 1,924         557

  Roche Holdings AG (Bearer)                                  3,492         442

  Syngenta AG                                                 7,628         442

  Adecco SA (Registered)                                      9,581         376

  Holcim Ltd. B Shares                                        2,053         373

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  CIBA Specialty Chemicals AG  (Registered)                   4,446         310

  Serono SA Class B                                             491         263

  Givaudan SA                                                   551         247

* ABB Ltd.                                                   70,726         201

  Swatch Group AG (Bearer)                                    2,353         196

  Synthes-Stratec Inc.                                          312         191

  Lonza AG (Registered)                                       2,785         169

  Clariant AG                                                 9,593         153

* Centerpulse (Registered)                                      771         134

  SGS Societe Generale de Surveillance
    Holding SA (Registered)                                     340         102

* Logitech International SA                                   3,050          91

  Schindler Holding AG (Ptg. Ctf.)                              460          90

  Swatch Group AG (Registered)                                5,145          87

  Unaxis Holding AG                                             722          48

  Valora Holding AG                                             246          47

  Phonak Holding AG                                           3,846          36

* Kuoni Reisen Holding AG (Registered)                          190          36

  UBS AG                                                        741          36

  Georg Fischer AG (Registered)                                 316          32

  Tecan AG                                                      950          31

* Kudelski SA                                                 2,118          29

* Sulzer AG (Registered)                                        191          26

  Forbo Holding AG (Registered)                                  84          25

* Publigroupe SA                                                110          18
                                                                ----------------
                                                                         31,060
                                                                ----------------

United Kingdom (27.8%)

  BP PLC                                                  1,569,444      10,789

  Vodafone Group PLC                                      4,926,832       8,983

  GlaxoSmithKline PLC                                       438,993       8,424

  HSBC Holdings PLC                                         682,894       7,547

  Royal Bank of Scotland Group PLC                          198,288       4,750

  Shell Transport & Trading Co. PLC                         698,258       4,598

  AstraZeneca Group PLC                                     125,307       4,478

  Barclays PLC                                              478,184       2,964

  Lloyds TSB Group PLC                                      403,643       2,898

  HBOS PLC                                                  274,654       2,896

  Diageo PLC                                                232,589       2,528

  BT Group PLC                                              625,384       1,963

  Unilever PLC                                              200,957       1,912

  National Grid Transco PLC                                 222,581       1,636

  Tesco PLC                                                 507,815       1,586

  Rio Tinto PLC                                              76,935       1,536

  British American Tobacco PLC                              117,266       1,171

  Aviva PLC                                                 163,365       1,165

  BG Group PLC                                              256,893       1,108

  Prudential PLC                                            145,275       1,027

  Cadbury Schweppes PLC                                     151,480         944

* British Sky Broadcasting Group PLC                         88,835         914

  BHP Billiton PLC                                          170,960         913

  Imperial Tobacco Group PLC                                 52,614         894

  Compass Group PLC                                         161,389         857

  Centrica PLC                                              309,314         852

  Marks & Spencer Group PLC                                 167,377         849

  Reed Elsvier PLC                                           92,659         794

  Reckitt Benckiser PLC                                      39,139         759

  ScottishPower PLC                                         126,668         739

  Legal & General Group PLC                                 477,658         738

  Scottish & Southern Energy PLC                             63,510         695

  GUS PLC                                                    73,059         679

  Kingfisher PLC                                            183,509         657

  BAA PLC                                                    77,834         632

  Boots Co. PLC                                              62,278         588

  WPP Group PLC                                              73,345         560

  Pearson PLC                                                56,555         523

  BOC Group PLC                                              35,431         507

  Six Continents PLC                                         62,008         501

  Rentokil Initial PLC                                      135,449         480

  J. Sainsbury PLC                                          103,073         463

  Land Securities Group PLC                                  36,327         459

  Amersham PLC                                               50,833         455

  Smiths Group PLC                                           40,278         451

  BAE Systems PLC                                           222,534         444

  SABMiller PLC                                              58,500         416

  Smith & Nephew PLC                                         67,430         413

  United Utilities PLC                                       40,921         411

  Scottish & Newcastle PLC                                   54,325         405

  3i Group PLC                                               44,461         397

  BP PLC ADR                                                  9,184         373

  P & O Princess Cruises PLC                                 50,193         348

  Wolseley PLC                                               41,095         345

  Dixons Group PLC                                          140,700         328

  Imperial Chemical Industries PLC                           86,439         320

  Reuters Group PLC                                         111,716         319

  Hilton Group PLC                                          109,172         294

  Amvesco PLC                                                45,501         292

  British Land Co., PLC                                      39,202         285

  Severn Trent PLC                                           24,979         279

  Man Group PLC                                              19,517         279

  Next Group                                                 22,600         268

  Safeway PLC                                                74,803         257

  Granada PLC                                               198,718         255

  Exel PLC                                                   20,438         226

  Invensys PLC                                              265,763         226

  Hanson PLC                                                 50,306         224

  Royal & Sun Alliance Insurance Group PLC                  108,513         211

  Rexam PLC                                                  30,799         210

  Johnson Matthey PLC                                        16,100         207

  Bunzl PLC                                                  33,157         203

  Daily Mail and General Trust                               21,396         200

  The Sage Group PLC                                         91,738         196

  Kelda Group PLC                                            28,193         192

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value*
International Fund                                           Shares        (000)
--------------------------------------------------------------------------------

  Hays PLC                                                  127,582         191

  Rank Group PLC                                             43,658         187

  Whitbread PLC                                              21,350         186

  Slough Estates PLC                                         33,881         185

  GKN PLC                                                    56,992         184

  Rolls-Royce PLC                                           106,801         184

  Provident Financial PLC                                    19,185         183

  Capita Group PLC                                           45,102         180

  Hammerson PLC                                              21,485         164

  Associated British Ports Holdings PLC                      24,730         159

  Tate & Lyle PLC                                            30,439         154

  Electrocomponents PLC                                      32,657         151

  Canary Wharf Group PLC                                     37,536         142

  Brambles Industries PLC                                    56,129         137

  The Peninsular & Oriental Steam Navigation Co.             51,719         137

  Logica PLC                                                 55,938         135

  Signet Group PLC                                          120,292         132

  BPB PLC                                                    33,027         131

  EMI Group PLC                                              55,738         125

* International Power PLC                                    80,761         124

  George Wimpey PLC                                          28,691         123

  United Business Media PLC                                  26,229         122

  FirstGroup PLC                                             31,833         121

  Cable and Wireless PLC                                    163,927         118

  RMC Group PLC                                              19,734         117

  Misys PLC                                                  41,047         116

* Celltech Group PLC                                         18,691         104

  Carlton Communications PLC                                 47,711         103

* Corus Group PLC                                           226,025          99

  BBA Group PLC                                              32,803          98

  IMI PLC                                                    23,047          97

  Aegis Group PLC                                            77,307          97

  Barratt Developments PLC                                   15,379          97

  AWG PLC                                                    13,561          95

  Taylor Woodrow PLC                                         34,242          93

  The Berkeley Group PLC                                      9,639          92

  Serco Group PLC                                            34,984          86

  Chubb PLC                                                  60,808          86

  Schroders PLC                                               9,729          80

  Pilkington PLC                                             83,735          78

  Close Brothers Group PLC                                    8,668          78

* British Airways PLC                                        35,317          77

  WPP Group PLC ADR                                           2,004          76

  Balfour Beatty PLC                                         29,324          68

  Securicor PLC                                              49,390          67

  Kidde PLC                                                  59,064          67

* ARM Holdings PLC                                           84,745          65

  FKI PLC                                                    45,877          65

  Great Portland Estates PLC                                 17,100          61

  De La Rue Group PLC                                        11,468          54

  Amec PLC                                                   23,276          54

  ScottishPower PLC ADR                                       2,320          53

  Aggreko PLC                                                21,868          52

  Novar PLC                                                  28,502          50

  SSL International PLC                                      11,106          46

  Stagecoach Group PLC                                       78,315          37

                                                                ----------------
                                                                        105,848
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $499,782)                                     382,076
--------------------------------------------------------------------------------
                                                                            Face
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.8%)
--------------------------------------------------------------------------------

Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.21%, 1/2/2003--Note F
(Cost $10,471)                                              $10,471      10,471
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%) (Cost $510,253)                              392,547
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.1%)
--------------------------------------------------------------------------------

Other Assets--Note B                                                      2,639
Liabilities--Note F                                                     (14,288)
                                                                ----------------
                                                                        (11,649)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $380,898
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificates.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                         559,080
Overdistributed Net Investment Income                                      (529)
Accumulated Net Realized Losses                                         (60,013)
Unrealized Appreciation (Depreciation)
Investment Securities                                                  (117,706)
Foreign Currencies                                                           66
--------------------------------------------------------------------------------
NET ASSETS                                                             $380,898
================================================================================

Investor Shares--Net Assets
Applicable to 52,039,577 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $334,367
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                               $6.43
================================================================================

Institutional Shares--Net Assets
Applicable to 7,240,714 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $46,531
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $6.43
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

F870 022003